BNY Mellon Core Bond ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1%
Advertising — .0%
Omnicom Group, Inc., Sr. Unscd. Notes	2.60	8/1/2031	190,000	167,966
The Interpublic Group of Companies, Inc., Sr. Unscd. Notes	3.38	3/1/2041	60,000	44,582
The Interpublic Group of Companies, Inc., Sr. Unscd. Notes	4.75	3/30/2030	20,000	20,012
The Interpublic Group of Companies, Inc., Sr. Unscd. Notes	5.40	10/1/2048	40,000	36,740
				269,300
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.42	11/15/2035	450,000	431,005
General Dynamics Corp., Gtd. Notes	2.13	8/15/2026	195,000	190,803
General Dynamics Corp., Gtd. Notes	3.50	4/1/2027	40,000	39,588
General Dynamics Corp., Gtd. Notes	3.75	5/15/2028	221,000	218,880
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	141,000	117,579
HEICO Corp., Gtd. Notes	5.25	8/1/2028	10,000	10,195
HEICO Corp., Gtd. Notes	5.35	8/1/2033	110,000	112,119
Hexcel Corp., Sr. Unscd. Notes	4.20	2/15/2027	50,000	49,478
Howmet Aerospace, Inc., Sr. Unscd. Notes	3.00	1/15/2029	39,000	37,215
L3Harris Technologies, Inc., Sr. Unscd. Notes	2.90	12/15/2029	70,000	65,444
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	99,917
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	100,011
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.85	4/27/2035	100,000	97,618
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.60	7/31/2053	200,000	195,096
Lockheed Martin Corp., Sr. Unscd. Notes	3.80	3/1/2045	90,000	70,638
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	75,000	62,517
Lockheed Martin Corp., Sr. Unscd. Notes	4.09	9/15/2052	100,000	78,062
Lockheed Martin Corp., Sr. Unscd. Notes	4.15	6/15/2053	250,000	196,345
Lockheed Martin Corp., Sr. Unscd. Notes	4.50	5/15/2036	125,000	119,561
Lockheed Martin Corp., Sr. Unscd. Notes	4.75	2/15/2034	524,000	519,465
Lockheed Martin Corp., Sr. Unscd. Notes	5.25	1/15/2033	100,000	103,110
Lockheed Martin Corp., Sr. Unscd. Notes	5.70	11/15/2054	240,000	239,779
Northrop Grumman Corp., Sr. Unscd. Notes	3.20	2/1/2027	15,000	14,740
Northrop Grumman Corp., Sr. Unscd. Notes	3.25	1/15/2028	235,000	229,081
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	100,000	79,326
Northrop Grumman Corp., Sr. Unscd. Notes	4.40	5/1/2030	200,000	199,688
Northrop Grumman Corp., Sr. Unscd. Notes	4.75	6/1/2043	35,000	31,506
Northrop Grumman Corp., Sr. Unscd. Notes	4.95	3/15/2053	350,000	312,522
Northrop Grumman Corp., Sr. Unscd. Notes	5.25	5/1/2050	79,000	74,176
RTX Corp., Sr. Unscd. Bonds	4.15	5/15/2045	130,000	106,395
RTX Corp., Sr. Unscd. Notes	1.90	9/1/2031	75,000	64,025
RTX Corp., Sr. Unscd. Notes	2.38	3/15/2032	102,000	88,701
RTX Corp., Sr. Unscd. Notes	2.82	9/1/2051	130,000	79,382
RTX Corp., Sr. Unscd. Notes	3.03	3/15/2052	100,000	63,675
RTX Corp., Sr. Unscd. Notes	4.05	5/4/2047	200,000	158,342
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	452,000	448,853
RTX Corp., Sr. Unscd. Notes	4.35	4/15/2047	305,000	252,901
RTX Corp., Sr. Unscd. Notes	4.45	11/16/2038	300,000	275,060
RTX Corp., Sr. Unscd. Notes	4.50	6/1/2042	27,000	23,829
RTX Corp., Sr. Unscd. Notes	4.80	12/15/2043	36,000	32,436
RTX Corp., Sr. Unscd. Notes	5.38	2/27/2053	50,000	47,527

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Aerospace & Defense — .5% (continued)
RTX Corp., Sr. Unscd. Notes	5.75	1/15/2029	50,000	52,170
RTX Corp., Sr. Unscd. Notes	6.00	3/15/2031	50,000	53,448
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	250,000	269,343
The Boeing Company, Sr. Unscd. Notes	2.70	2/1/2027	658,000	639,027
The Boeing Company, Sr. Unscd. Notes	3.25	2/1/2028	727,000	703,907
The Boeing Company, Sr. Unscd. Notes	3.60	5/1/2034	440,000	388,597
The Boeing Company, Sr. Unscd. Notes	3.63	3/1/2048	125,000	86,434
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	100,000	70,777
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	145,000	98,749
The Boeing Company, Sr. Unscd. Notes	3.85	11/1/2048	125,000	88,949
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	95,000	65,270
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	515,000	496,057
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	191,504
The Boeing Company, Sr. Unscd. Notes	6.13	2/15/2033	105,000	110,984
The Boeing Company, Sr. Unscd. Notes	6.63	2/15/2038	182,000	197,157
				9,248,963
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	2.45	2/4/2032	120,000	103,289
Altria Group, Inc., Gtd. Notes	2.63	9/16/2026	31,000	30,356
Altria Group, Inc., Gtd. Notes	3.40	5/6/2030	450,000	425,650
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	215,000	159,398
Altria Group, Inc., Gtd. Notes	4.25	8/9/2042	270,000	218,759
Altria Group, Inc., Gtd. Notes	4.45	5/6/2050	172,000	134,134
Altria Group, Inc., Gtd. Notes	4.50	5/2/2043	40,000	33,245
Altria Group, Inc., Gtd. Notes	5.95	2/14/2049	180,000	177,890
BAT Capital Corp., Gtd. Notes	2.26	3/25/2028	25,000	23,611
BAT Capital Corp., Gtd. Notes	2.73	3/25/2031	350,000	314,170
BAT Capital Corp., Gtd. Notes	3.22	9/6/2026	40,000	39,452
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	14,000	13,741
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	270,000	241,175
BAT Capital Corp., Gtd. Notes	4.54	8/15/2047	225,000	182,288
BAT Capital Corp., Gtd. Notes	4.70	4/2/2027	231,000	231,503
BAT Capital Corp., Gtd. Notes	4.76	9/6/2049	176,000	145,164
BAT Capital Corp., Gtd. Notes	5.28	4/2/2050	148,000	130,761
BAT International Finance PLC, Gtd. Notes	5.93	2/2/2029	270,000	282,040
Bunge Ltd. Finance Corp., Gtd. Notes	3.75	9/25/2027	109,000	107,650
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	100,000	89,610
Philip Morris International, Inc., Sr. Unscd. Notes	3.13	3/2/2028	40,000	38,828
Philip Morris International, Inc., Sr. Unscd. Notes	3.38	8/15/2029	140,000	134,402
Philip Morris International, Inc., Sr. Unscd. Notes	3.88	8/21/2042	101,000	81,135
Philip Morris International, Inc., Sr. Unscd. Notes	4.13	3/4/2043	90,000	74,867
Philip Morris International, Inc., Sr. Unscd. Notes	4.38	11/15/2041	140,000	120,956
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	2/15/2028	465,000	470,680
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	11/15/2043	100,000	90,505
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	140,000	142,152
Philip Morris International, Inc., Sr. Unscd. Notes	5.38	2/15/2033	750,000	770,315
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	9/7/2033	90,000	93,595
Reynolds American, Inc., Gtd. Notes	5.85	8/15/2045	235,000	228,048
Reynolds American, Inc., Gtd. Notes	6.15	9/15/2043	25,000	25,152
				5,354,521

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2014-1, Cl. A	3.70	10/1/2026	4,606	4,517
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,995	4,854
American Airlines Pass-Through Trust, Ser. 2016-2, Cl. AA	3.20	6/15/2028	36,420	34,822
American Airlines Pass-Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	30,750	29,539
American Airlines Pass-Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	139,758	132,529
JetBlue Pass-Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	28,221	26,325
Southwest Airlines Co., Sr. Unscd. Notes	2.63	2/10/2030	75,000	68,215
United Airlines Pass-Through Trust, Ser. 2018-1, Cl. AA	3.50	3/1/2030	68,029	64,257
United Airlines Pass-Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	153,940	156,495
				521,553
Asset-Backed Certificates — .1%
CNH Equipment Trust, Ser. 2023-A, Cl. A4	4.77	10/15/2030	100,000	100,641
Verizon Master Trust, Ser. 2023-7, Cl. A1A	5.67	11/20/2029	500,000	508,108
Verizon Master Trust, Ser. 2024-3, Cl. A1A	5.34	4/22/2030	125,000	127,052
Verizon Master Trust, Ser. 2024-6, Cl. A1A	4.17	8/20/2030	150,000	149,645
				885,446
Asset-Backed Certificates/Auto Receivables — .2%
Ally Auto Receivables Trust, Ser. 2022-3, Cl. A4	5.07	10/16/2028	125,000	125,470
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. B	5.84	7/18/2029	150,000	152,484
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. C	6.00	7/18/2029	400,000	409,004
CarMax Auto Owner Trust, Ser. 2024-1, Cl. A4	4.94	8/15/2029	150,000	151,710
CarMax Auto Owner Trust, Ser. 2024-2, Cl. A3	5.50	1/16/2029	215,000	217,552
Ford Credit Auto Lease Trust, Ser. 2024-B, Cl. A3	4.99	12/15/2027	100,000	100,526
Ford Credit Auto Owner Trust, Ser. 2024-A, Cl. A3	5.09	12/15/2028	124,000	124,981
Ford Credit Auto Owner Trust, Ser. 2024-C, Cl. A3	4.07	7/15/2029	200,000	199,247
Ford Credit Auto Owner Trust, Ser. 2024-C, Cl. A4	4.11	7/15/2030	200,000	198,717
GM Financial Automobile Leasing Trust, Ser. 2024-1, Cl. A4	5.09	2/22/2028	80,000	80,437
GM Financial Automobile Leasing Trust, Ser. 2024-2, Cl. A4	5.36	5/22/2028	100,000	101,049
Honda Auto Receivables Owner Trust, Ser. 2023-4, Cl. A4	5.66	2/21/2030	115,000	117,206
Honda Auto Receivables Owner Trust, Ser. 2024-2, Cl. A3	5.27	11/20/2028	145,000	146,466
Honda Auto Receivables Owner Trust, Ser. 2025-2, Cl. A3	4.15	10/15/2029	100,000	99,862
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	400,000	404,034
Hyundai Auto Receivables Trust, Ser. 2023-B, Cl. A4	5.31	8/15/2029	296,000	300,231
Mercedes-Benz Auto Lease Trust, Ser. 2024-A, Cl. A3	5.32	1/18/2028	110,000	111,049
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	151,436
Nissan Auto Receivables Owner Trust, Ser. 2024-A, Cl. A3	5.28	12/15/2028	400,000	403,795
Santander Drive Auto Receivables Trust, Ser. 2023-1, Cl. C	5.09	5/15/2030	200,000	200,785
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. A3	4.67	8/15/2029	100,000	100,285
Toyota Auto Receivables Owner Trust, Ser. 2024-A, Cl. A4	4.77	4/16/2029	200,000	202,008
Toyota Auto Receivables Owner Trust, Ser. 2024-C, Cl. A3	4.88	3/15/2029	450,000	452,750
World Omni Select Auto Trust, Ser. 2024-A, Cl. B	5.18	6/17/2030	80,000	80,649
				4,631,733
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	100,000	101,514
American Express Credit Account Master Trust, Ser. 2023-4, Cl. A	5.15	9/15/2030	500,000	514,201
American Express Credit Account Master Trust, Ser. 2025-3, Cl. A	4.51	4/15/2032	100,000	100,803
Capital One Multi-Asset Execution Trust, Ser. 2019-A3, Cl. A3	2.06	8/15/2028	40,000	39,076
Chase Issuance Trust, Ser. 2023-A1, Cl. A	5.16	9/15/2028	175,000	176,606
Chase Issuance Trust, Ser. 2024-A2, Cl. A	4.63	1/15/2031	650,000	658,752
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	150,000	151,527

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Asset-Backed Certificates/Credit Cards — .1% (continued)
Synchrony Card Funding LLC, Ser. 2024-A2, Cl. A	4.93	7/15/2030	250,000	252,710
WF Card Issuance Trust, Ser. 2024-A1, Cl. A	4.94	2/15/2029	200,000	201,965
				2,197,154
Automobiles & Components — .6%
American Honda Finance Corp., Sr. Unscd. Notes	2.25	1/12/2029	131,000	121,561
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	99,893
American Honda Finance Corp., Sr. Unscd. Notes	4.70	1/12/2028	15,000	15,087
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	35,000	35,650
American Honda Finance Corp., Sr. Unscd. Notes	5.15	7/9/2032	300,000	303,331
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	85,000	87,941
American Honda Finance Corp., Sr. Unscd. Notes	5.85	10/4/2030	436,000	459,618
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.15	5/1/2052	260,000	186,952
BorgWarner, Inc., Sr. Unscd. Notes	4.38	3/15/2045	50,000	41,034
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	50,000	29,537
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	150,000	152,890
Cummins, Inc., Sr. Unscd. Notes	5.15	2/20/2034	200,000	203,269
Cummins, Inc., Sr. Unscd. Notes	5.30	5/9/2035	300,000	303,780
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	423,000	358,456
Ford Motor Co., Sr. Unscd. Notes	4.75	1/15/2043	50,000	38,725
Ford Motor Co., Sr. Unscd. Notes	6.10	8/19/2032	100,000	100,023
Ford Motor Co., Sr. Unscd. Notes	7.45	7/16/2031	127,000	137,996
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	2.70	8/10/2026	250,000	243,867
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.13	8/17/2027	535,000	521,433
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	50,000	49,589
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.05	11/5/2031	200,000	199,572
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(a)	6.53	3/19/2032	250,000	254,421
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	5/12/2028	400,000	412,600
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	700,000	728,028
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	115,000	113,949
General Motors Co., Sr. Unscd. Notes	5.15	4/1/2038	212,000	197,244
General Motors Co., Sr. Unscd. Notes	5.60	10/15/2032	750,000	764,638
General Motors Co., Sr. Unscd. Notes	5.95	4/1/2049	108,000	102,066
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	300,000	310,093
General Motors Co., Sr. Unscd. Notes	6.75	4/1/2046	31,000	32,329
General Motors Financial Co., Inc., Gtd. Notes	4.00	10/6/2026	230,000	228,138
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	2/26/2027	265,000	256,046
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	445,000	387,671
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	10/15/2028	240,000	224,001
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	105,000	92,119
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	50,000	46,978
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.00	4/9/2027	95,000	95,489
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	6/23/2028	371,000	381,469
General Motors Financial Co., Inc., Sr. Unscd. Notes	6.00	1/9/2028	122,000	125,613
Honda Motor Co. Ltd., Sr. Unscd. Notes	2.53	3/10/2027	415,000	402,736
Honda Motor Co. Ltd., Sr. Unscd. Notes	2.97	3/10/2032	55,000	49,207
Lear Corp., Sr. Unscd. Notes	3.50	5/30/2030	108,000	101,839
Lear Corp., Sr. Unscd. Notes(a)	5.25	5/15/2049	45,000	38,737
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	20,000	18,143
Magna International, Inc., Sr. Unscd. Notes	5.88	6/1/2035	300,000	308,405
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	155,000	183,546

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Automobiles & Components — .6% (continued)
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	400,000	404,031
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2028	25,000	25,599
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	275,000	282,386
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	140,000	120,734
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.90	9/12/2031	73,000	62,521
Toyota Motor Credit Corp., Sr. Unscd. Notes	3.05	3/22/2027	130,000	127,423
Toyota Motor Credit Corp., Sr. Unscd. Notes	3.20	1/11/2027	25,000	24,615
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.45	6/29/2029	70,000	70,193
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.00	8/14/2026	45,000	45,271
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.05	5/16/2029	676,000	692,619
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.10	3/21/2031	405,000	414,918
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.25	9/11/2028	80,000	82,289
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.40	11/20/2026	55,000	55,741
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.45	11/10/2027	28,000	28,730
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	50,000	52,402
				12,035,181
Banks — 5.5%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.90	7/16/2027	500,000	506,076
Banco Santander SA, Sr. Bonds	5.44	7/15/2031	200,000	207,238
Banco Santander SA, Sr. Notes	1.72	9/14/2027	200,000	193,456
Banco Santander SA, Sr. Notes	4.25	4/11/2027	510,000	507,580
Banco Santander SA, Sr. Notes	5.29	8/18/2027	368,000	372,737
Banco Santander SA, Sr. Notes	5.54	3/14/2030	200,000	205,774
Banco Santander SA, Sr. Notes	5.59	8/8/2028	400,000	412,476
Banco Santander SA, Sub. Notes	6.92	8/8/2033	200,000	217,868
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	175,586
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	115,000	100,384
Bank of America Corp., Sr. Unscd. Notes	2.09	6/14/2029	325,000	304,136
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	200,000	174,084
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	300,000	273,874
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	430,000	378,827
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	180,000	128,183
Bank of America Corp., Sr. Unscd. Notes	2.69	4/22/2032	468,000	419,654
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	70,000	43,645
Bank of America Corp., Sr. Unscd. Notes	2.88	10/22/2030	240,000	224,567
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	265,000	237,163
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	500,000	322,001
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	150,000	142,698
Bank of America Corp., Sr. Unscd. Notes	3.31	4/22/2042	750,000	572,343
Bank of America Corp., Sr. Unscd. Notes	3.59	7/21/2028	150,000	147,442
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	143,000	141,088
Bank of America Corp., Sr. Unscd. Notes	3.95	1/23/2049	50,000	38,997
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	236,000	231,914
Bank of America Corp., Sr. Unscd. Notes	4.08	4/23/2040	80,000	69,223
Bank of America Corp., Sr. Unscd. Notes	4.08	3/20/2051	160,000	126,881
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	454,000	451,884
Bank of America Corp., Sr. Unscd. Notes	4.33	3/15/2050	283,000	234,080
Bank of America Corp., Sr. Unscd. Notes	4.38	4/27/2028	390,000	389,153
Bank of America Corp., Sr. Unscd. Notes	4.57	4/27/2033	155,000	152,497
Bank of America Corp., Sr. Unscd. Notes(a)	4.62	5/9/2029	400,000	401,652

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
Bank of America Corp., Sr. Unscd. Notes	4.95	7/22/2028	100,000	100,894
Bank of America Corp., Sr. Unscd. Notes	5.02	7/22/2033	570,000	575,471
Bank of America Corp., Sr. Unscd. Notes	5.20	4/25/2029	130,000	132,398
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	375,000	381,773
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	211,000	216,380
Bank of America Corp., Sr. Unscd. Notes	5.82	9/15/2029	175,000	181,764
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	585,000	616,067
Bank of America Corp., Sr. Unscd. Notes	5.93	9/15/2027	30,000	30,451
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	319,000	331,032
Bank of America Corp., Sr. Unscd. Notes, Ser. N	2.65	3/11/2032	300,000	268,787
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	194,000	138,299
Bank of America Corp., Sub. Notes	2.48	9/21/2036	150,000	127,697
Bank of America Corp., Sub. Notes	4.25	10/22/2026	275,000	273,944
Bank of America Corp., Sub. Notes	5.43	8/15/2035	620,000	620,365
Bank of America Corp., Sub. Notes	5.52	10/25/2035	200,000	200,238
Bank of America Corp., Sub. Notes	5.74	2/12/2036	400,000	407,000
Bank of America Corp., Sub. Notes	6.11	1/29/2037	111,000	116,671
Bank of America Corp., Sub. Notes	6.22	9/15/2026	416,000	423,561
Bank of America Corp., Sub. Notes, Ser. L	4.75	4/21/2045	50,000	44,144
Bank of America NA, Sr. Unscd. Notes	5.53	8/18/2026	315,000	318,410
Bank of Montreal, Sr. Unscd. Notes	1.25	9/15/2026	66,000	63,732
Bank of Montreal, Sr. Unscd. Notes	4.64	9/10/2030	200,000	200,805
Bank of Montreal, Sr. Unscd. Notes	5.72	9/25/2028	200,000	207,584
Bank of Montreal, Sr. Unscd. Notes, Ser. f2f	4.57	9/10/2027	200,000	199,985
Bank OZK, Sub. Notes	2.75	10/1/2031	85,000	76,744
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	85,000	84,030
Barclays PLC, Sr. Unscd. Notes	2.28	11/24/2027	114,000	110,586
Barclays PLC, Sr. Unscd. Notes	4.84	9/10/2028	320,000	321,563
Barclays PLC, Sr. Unscd. Notes	4.94	9/10/2030	200,000	201,260
Barclays PLC, Sr. Unscd. Notes	4.95	1/10/2047	200,000	180,852
Barclays PLC, Sr. Unscd. Notes(a)	5.25	8/17/2045	120,000	113,881
Barclays PLC, Sr. Unscd. Notes	5.34	9/10/2035	200,000	199,028
Barclays PLC, Sr. Unscd. Notes	5.50	8/9/2028	225,000	228,777
Barclays PLC, Sr. Unscd. Notes	5.67	3/12/2028	200,000	203,193
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	180,000	191,098
Barclays PLC, Sr. Unscd. Notes	6.50	9/13/2027	200,000	203,967
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	310,000	351,726
Barclays PLC, Sub. Notes	3.56	9/23/2035	85,000	78,180
Barclays PLC, Sub. Notes	3.81	3/10/2042	270,000	211,802
Barclays PLC, Sub. Notes	4.84	5/9/2028	564,000	565,237
BPCE SA, Gtd. Notes	3.38	12/2/2026	250,000	247,039
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.45	4/7/2027	126,000	124,170
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	4.63	9/11/2030	250,000	249,927
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.00	4/28/2028	151,000	153,502
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.26	4/8/2029	300,000	307,707
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.99	10/3/2028	55,000	57,477
Citibank NA, Sr. Unscd. Notes	4.91	5/29/2030	250,000	253,951
Citigroup, Inc., Sr. Unscd. Notes	2.52	11/3/2032	137,000	119,485
Citigroup, Inc., Sr. Unscd. Notes	2.57	6/3/2031	910,000	825,214
Citigroup, Inc., Sr. Unscd. Notes	2.67	1/29/2031	200,000	183,157

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
Citigroup, Inc., Sr. Unscd. Notes	2.90	11/3/2042	160,000	113,137
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	418,000	390,109
Citigroup, Inc., Sr. Unscd. Notes	3.06	1/25/2033	370,000	331,206
Citigroup, Inc., Sr. Unscd. Notes	3.20	10/21/2026	175,000	172,326
Citigroup, Inc., Sr. Unscd. Notes	3.52	10/27/2028	155,000	151,597
Citigroup, Inc., Sr. Unscd. Notes	3.79	3/17/2033	225,000	210,092
Citigroup, Inc., Sr. Unscd. Notes	3.89	1/10/2028	140,000	138,560
Citigroup, Inc., Sr. Unscd. Notes	3.98	3/20/2030	444,000	434,529
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	470,000	464,546
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	215,000	187,546
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	180,000	179,596
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	300,000	302,880
Citigroup, Inc., Sr. Unscd. Notes	5.17	2/13/2030	433,000	440,834
Citigroup, Inc., Sr. Unscd. Notes	5.45	6/11/2035	320,000	326,331
Citigroup, Inc., Sr. Unscd. Notes	5.88	1/30/2042	155,000	160,229
Citigroup, Inc., Sr. Unscd. Notes	8.13	7/15/2039	289,000	361,550
Citigroup, Inc., Sr. Unscd. Notes, Ser. VAR	3.07	2/24/2028	450,000	439,516
Citigroup, Inc., Sub. Notes	4.13	7/25/2028	122,000	120,958
Citigroup, Inc., Sub. Notes	4.30	11/20/2026	200,000	199,255
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	435,000	433,779
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	120,000	103,403
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	280,000	262,294
Citigroup, Inc., Sub. Notes	5.59	11/19/2034	400,000	405,395
Citigroup, Inc., Sub. Notes	5.88	2/22/2033	40,000	41,614
Citigroup, Inc., Sub. Notes	6.00	10/31/2033	320,000	336,370
Citigroup, Inc., Sub. Notes	6.63	6/15/2032	80,000	87,136
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	300,000	324,548
Citizens Financial Group, Inc., Sub. Notes	5.64	5/21/2037	150,000	149,130
Cooperatieve Rabobank U.A., Gtd. Notes	5.75	12/1/2043	420,000	419,649
Cooperatieve Rabobank U.A., Sr. Notes	4.49	10/17/2029	400,000	401,892
Deutsche Bank AG, Sr. Notes	2.31	11/16/2027	200,000	194,034
Deutsche Bank AG, Sr. Notes	2.55	1/7/2028	200,000	194,005
Deutsche Bank AG, Sr. Notes	3.55	9/18/2031	254,000	238,510
Deutsche Bank AG, Sr. Notes	5.00	9/11/2030	150,000	151,223
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	300,000	304,950
Deutsche Bank AG, Sr. Notes	5.40	9/11/2035	180,000	179,445
Deutsche Bank AG, Sub. Notes	3.74	1/7/2033	200,000	180,726
Fifth Third Bancorp, Sr. Unscd. Notes	4.06	4/25/2028	150,000	148,854
Fifth Third Bancorp, Sr. Unscd. Notes(a)	4.34	4/25/2033	60,000	57,410
Fifth Third Bancorp, Sr. Unscd. Notes	4.77	7/28/2030	55,000	55,207
Fifth Third Bancorp, Sr. Unscd. Notes	4.90	9/6/2030	200,000	201,725
Fifth Third Bancorp, Sr. Unscd. Notes	6.36	10/27/2028	300,000	311,836
Fifth Third Bank NA, Sr. Unscd. Notes	2.25	2/1/2027	350,000	338,638
First Horizon Bank, Sub. Notes	5.75	5/1/2030	60,000	61,209
HSBC Holdings PLC, Sr. Unscd. Notes	2.85	6/4/2031	700,000	640,781
HSBC Holdings PLC, Sr. Unscd. Notes	3.97	5/22/2030	200,000	194,645
HSBC Holdings PLC, Sr. Unscd. Notes	5.24	5/13/2031	300,000	305,333
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	200,000	204,811
HSBC Holdings PLC, Sr. Unscd. Notes	5.60	5/17/2028	200,000	203,249
HSBC Holdings PLC, Sr. Unscd. Notes	5.73	5/17/2032	500,000	518,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
HSBC Holdings PLC, Sr. Unscd. Notes	5.79	5/13/2036	200,000	206,174
HSBC Holdings PLC, Sr. Unscd. Notes	5.89	8/14/2027	275,000	278,385
HSBC Holdings PLC, Sr. Unscd. Notes	6.10	1/14/2042	470,000	497,709
HSBC Holdings PLC, Sr. Unscd. Notes	6.16	3/9/2029	700,000	725,604
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	250,000	267,291
HSBC Holdings PLC, Sr. Unscd. Notes	7.39	11/3/2028	200,000	211,534
HSBC Holdings PLC, Sub. Notes	6.50	5/2/2036	200,000	215,192
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	450,000	480,767
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	310,000	327,208
HSBC Holdings PLC, Sub. Notes	8.11	11/3/2033	250,000	289,466
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.02	5/17/2033	45,000	44,469
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	200,000	204,189
Huntington Bancshares, Inc., Sr. Unscd. Notes	6.21	8/21/2029	140,000	146,379
Huntington Bancshares, Inc., Sub. Notes	2.49	8/15/2036	102,000	85,522
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	220,000	220,422
ING Groep NV, Sr. Unscd. Notes	6.08	9/11/2027	295,000	299,493
ING Groep NV, Sr. Unscd. Notes	6.11	9/11/2034	370,000	392,545
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.57	4/22/2036	200,000	206,594
JPMorgan Chase & Co., Sr. Unscd. Bonds	6.40	5/15/2038	307,000	341,195
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	100,000	86,500
JPMorgan Chase & Co., Sr. Unscd. Notes	1.95	2/4/2032	105,000	91,085
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	150,000	137,045
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	50,000	35,034
JPMorgan Chase & Co., Sr. Unscd. Notes	2.55	11/8/2032	865,000	760,102
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	795,000	709,546
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	25,000	23,280
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	305,000	273,922
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2041	95,000	72,523
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	105,000	70,429
JPMorgan Chase & Co., Sr. Unscd. Notes	3.33	4/22/2052	236,000	163,932
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	30,000	29,159
JPMorgan Chase & Co., Sr. Unscd. Notes	3.78	2/1/2028	753,000	745,179
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	230,000	180,340
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	250,000	247,043
JPMorgan Chase & Co., Sr. Unscd. Notes	4.03	7/24/2048	390,000	314,227
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	50,000	49,662
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	250,000	209,226
JPMorgan Chase & Co., Sr. Unscd. Notes	4.32	4/26/2028	40,000	39,893
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	230,000	229,318
JPMorgan Chase & Co., Sr. Unscd. Notes	4.57	6/14/2030	200,000	200,638
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	300,000	300,407
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	213,000	214,674
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	2/1/2044	50,000	46,118
JPMorgan Chase & Co., Sr. Unscd. Notes	4.91	7/25/2033	500,000	503,008
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	150,000	148,258
JPMorgan Chase & Co., Sr. Unscd. Notes	5.00	7/22/2030	500,000	508,620
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	253,000	257,142
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	270,000	276,471
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	190,000	194,947
JPMorgan Chase & Co., Sr. Unscd. Notes	5.40	1/6/2042	245,000	244,212

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	5.50	10/15/2040	153,000	154,791
JPMorgan Chase & Co., Sr. Unscd. Notes	5.57	4/22/2028	759,000	772,399
JPMorgan Chase & Co., Sr. Unscd. Notes	6.07	10/22/2027	125,000	127,266
JPMorgan Chase & Co., Sr. Unscd. Notes	6.09	10/23/2029	73,000	76,472
JPMorgan Chase & Co., Sr. Unscd. Notes	6.25	10/23/2034	765,000	830,136
JPMorgan Chase & Co., Sub. Debs.	7.63	10/15/2026	605,000	628,088
JPMorgan Chase & Co., Sub. Debs.	8.00	4/29/2027	700,000	743,445
JPMorgan Chase & Co., Sub. Notes	2.96	5/13/2031	195,000	180,485
JPMorgan Chase & Co., Sub. Notes	4.95	6/1/2045	135,000	122,510
KeyCorp, Sr. Unscd. Notes	2.25	4/6/2027	40,000	38,489
KeyCorp, Sr. Unscd. Notes	4.10	4/30/2028	50,000	49,568
KeyCorp, Sr. Unscd. Notes	4.79	6/1/2033	30,000	29,373
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(b)	0.00	4/18/2036	75,000	46,561
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	0.75	9/30/2030	110,000	93,481
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(a)	3.75	2/15/2028	600,000	597,771
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	4.75	10/29/2030	565,000	584,381
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	1.00	10/1/2026	1,391,000	1,341,592
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	3.88	6/15/2028	1,000,000	999,262
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	370,000	366,147
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	0.88	9/3/2030	220,000	188,342
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	1,000,000	1,006,729
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes, Ser. 44	3.88	6/14/2028	525,000	524,311
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	300,000	305,034
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.68	1/5/2035	200,000	205,194
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.87	3/6/2029	205,000	211,273
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.99	8/7/2027	315,000	319,019
Lloyds Banking Group PLC, Sub. Notes	3.37	12/14/2046	60,000	43,233
Lloyds Banking Group PLC, Sub. Notes	5.30	12/1/2045	100,000	93,237
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	350,000	349,005
M&T Bank Corp., Sr. Unscd. Notes	6.08	3/13/2032	400,000	420,469
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	1.64	10/13/2027	200,000	193,045
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.34	1/19/2028	200,000	193,703
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.75	7/18/2039	355,000	303,845
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.96	3/2/2028	25,000	24,764
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.08	4/19/2028	354,000	351,102
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.32	4/19/2033	250,000	241,008
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.13	7/20/2033	365,000	369,032
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	285,000	289,734
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes(a)	5.41	4/19/2034	300,000	308,643
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.59	5/25/2031	50,000	45,356
Mizuho Financial Group, Inc., Sr. Unscd. Notes	3.15	7/16/2030	270,000	255,322
Mizuho Financial Group, Inc., Sr. Unscd. Notes	4.25	9/11/2029	75,000	74,300
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.10	5/13/2031	200,000	202,929
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.41	9/13/2028	180,000	183,125
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	202,609
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.58	5/26/2035	250,000	256,511
Mizuho Financial Group, Inc., Sub. Notes	2.56	9/13/2031	335,000	292,068
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	800,000	684,414
Morgan Stanley, Sr. Unscd. Notes	1.93	4/28/2032	310,000	265,651
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	54,000	46,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	447,000	390,996
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	249,000	229,453
Morgan Stanley, Sr. Unscd. Notes	2.80	1/25/2052	140,000	86,627
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	295,000	263,500
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	95,000	72,038
Morgan Stanley, Sr. Unscd. Notes	3.59	7/22/2028	315,000	309,401
Morgan Stanley, Sr. Unscd. Notes	3.62	4/1/2031	125,000	119,708
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/2027	84,000	83,179
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	492,000	483,894
Morgan Stanley, Sr. Unscd. Notes	3.97	7/22/2038	400,000	349,827
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	375,000	319,060
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	179,000	152,384
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	125,000	124,527
Morgan Stanley, Sr. Unscd. Notes	4.46	4/22/2039	210,000	194,078
Morgan Stanley, Sr. Unscd. Notes	4.89	7/20/2033	240,000	240,082
Morgan Stanley, Sr. Unscd. Notes	5.16	4/20/2029	245,000	248,902
Morgan Stanley, Sr. Unscd. Notes	5.25	4/21/2034	332,000	337,325
Morgan Stanley, Sr. Unscd. Notes	5.45	7/20/2029	45,000	46,199
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	70,000	71,717
Morgan Stanley, Sr. Unscd. Notes	5.65	4/13/2028	100,000	101,894
Morgan Stanley, Sr. Unscd. Notes	6.30	10/18/2028	190,000	197,217
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	285,000	308,584
Morgan Stanley, Sr. Unscd. Notes	6.38	7/24/2042	574,000	629,345
Morgan Stanley, Sr. Unscd. Notes	6.41	11/1/2029	300,000	316,561
Morgan Stanley, Sr. Unscd. Notes	6.63	11/1/2034	140,000	154,223
Morgan Stanley, Sub. Notes	3.95	4/23/2027	125,000	123,949
Morgan Stanley, Sub. Notes	4.35	9/8/2026	195,000	194,487
Morgan Stanley, Sub. Notes	5.30	4/20/2037	255,000	255,128
Morgan Stanley Bank NA, Sr. Unscd. Notes	4.95	1/14/2028	360,000	362,019
Morgan Stanley Bank NA, Sr. Unscd. Notes	5.50	5/26/2028	575,000	585,275
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.47	7/6/2028	250,000	249,951
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	350,000	351,745
National Australia Bank Ltd., Sr. Unscd. Notes	4.79	1/10/2029	325,000	330,670
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	400,000	404,207
NatWest Group PLC, Sr. Unscd. Notes	5.12	5/23/2031	250,000	253,786
Northern Trust Corp., Sr. Unscd. Notes	1.95	5/1/2030	25,000	22,448
Northern Trust Corp., Sr. Unscd. Notes	3.15	5/3/2029	65,000	62,451
Northern Trust Corp., Sr. Unscd. Notes	4.00	5/10/2027	95,000	94,622
Northern Trust Corp., Sub. Notes	3.38	5/8/2032	65,000	63,041
Northern Trust Corp., Sub. Notes	6.13	11/2/2032	45,000	48,534
Oesterreichische Kontrollbank AG, Govt. Gtd. Notes	5.00	10/23/2026	650,000	656,206
PNC Bank NA, Sr. Unscd. Notes	4.43	7/21/2028	250,000	250,066
PNC Bank NA, Sub. Notes	2.70	10/22/2029	75,000	69,708
Regions Financial Corp., Sr. Unscd. Notes	1.80	8/12/2028	47,000	43,458
Regions Financial Corp., Sr. Unscd. Notes	5.50	9/6/2035	250,000	252,087
Royal Bank of Canada, Sr. Unscd. Notes	2.30	11/3/2031	374,000	327,271
Royal Bank of Canada, Sr. Unscd. Notes	3.63	5/4/2027	30,000	29,657
Royal Bank of Canada, Sr. Unscd. Notes	3.88	5/4/2032	36,000	34,330
Royal Bank of Canada, Sr. Unscd. Notes	4.24	8/3/2027	200,000	199,570
Royal Bank of Canada, Sr. Unscd. Notes	4.97	8/2/2030	500,000	506,248

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
Royal Bank of Canada, Sr. Unscd. Notes	5.00	2/1/2033	50,000	50,869
Royal Bank of Canada, Sr. Unscd. Notes	5.20	8/1/2028	235,000	240,781
Royal Bank of Canada, Sr. Unscd. Notes	6.00	11/1/2027	200,000	206,772
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	140,000	156,170
Santander Holdings USA, Inc., Sr. Unscd. Notes	2.49	1/6/2028	80,000	77,512
Santander Holdings USA, Inc., Sr. Unscd. Notes	3.24	10/5/2026	275,000	270,480
Santander Holdings USA, Inc., Sr. Unscd. Notes	4.40	7/13/2027	531,000	530,243
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	162,000	168,701
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.57	6/12/2029	131,000	137,025
Santander UK Group Holdings PLC, Sr. Unscd. Notes	2.47	1/11/2028	200,000	193,609
Santander UK Group Holdings PLC, Sr. Unscd. Notes	2.90	3/15/2032	125,000	112,173
SouthState Corp., Sub. Notes	7.00	6/13/2035	85,000	87,278
State Street Corp., Sr. Unscd. Notes	1.68	11/18/2027	126,000	121,514
State Street Corp., Sr. Unscd. Notes	2.62	2/7/2033	27,000	23,779
State Street Corp., Sr. Unscd. Notes	4.16	8/4/2033	50,000	47,968
State Street Corp., Sr. Unscd. Notes	4.53	2/20/2029	190,000	190,656
State Street Corp., Sr. Unscd. Notes	4.82	1/26/2034	200,000	198,681
State Street Corp., Sr. Unscd. Notes	5.16	5/18/2034	50,000	50,905
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	75,000	75,555
State Street Corp., Sr. Unscd. Notes	5.68	11/21/2029	50,000	52,014
State Street Corp., Sr. Unscd. Notes	5.82	11/4/2028	365,000	376,247
State Street Corp., Sub. Notes	2.20	3/3/2031	245,000	215,880
State Street Corp., Sub. Notes	3.03	11/1/2034	50,000	46,200
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.40	9/17/2026	315,000	304,324
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.35	10/18/2027	125,000	122,279
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.25	7/8/2036	200,000	201,258
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	280,000	287,426
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	521,000	538,123
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.72	9/14/2028	285,000	295,250
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	325,000	337,708
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.80	7/8/2046	100,000	99,638
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.84	7/9/2044	400,000	403,970
Synchrony Bank, Sr. Unscd. Notes	5.63	8/23/2027	250,000	254,269
The Bank of Nova Scotia, Sr. Unscd. Notes(a)	1.30	9/15/2026	297,000	286,925
The Bank of Nova Scotia, Sr. Unscd. Notes	1.95	2/2/2027	255,000	246,586
The Bank of Nova Scotia, Sr. Unscd. Notes	2.95	3/11/2027	110,000	107,569
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	250,000	249,155
The Bank of Nova Scotia, Sr. Unscd. Notes	4.85	2/1/2030	122,000	123,565
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	240,000	246,214
The Bank of Nova Scotia, Sr. Unscd. Notes	5.65	2/1/2034	150,000	157,123
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	180,000	178,704
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	400,000	387,412
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	220,000	192,135
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.60	2/7/2030	735,000	679,146
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	430,000	382,716
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	230,000	223,204
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	220,000	193,723
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.91	7/21/2042	444,000	317,023
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	235,000	211,222
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	178,000	135,546

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.50	11/16/2026	316,000	311,932
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	37,000	36,445
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.80	3/15/2030	200,000	194,560
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	20,000	19,630
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.85	1/26/2027	460,000	456,280
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.41	4/23/2039	75,000	67,648
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	200,000	200,031
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	300,000	299,674
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.75	10/21/2045	154,000	136,303
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	500,000	510,609
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.22	4/23/2031	200,000	204,550
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	250,000	252,336
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	4/25/2030	400,000	415,226
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.85	4/25/2035	95,000	99,481
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.25	2/1/2041	681,000	728,914
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.48	10/24/2029	110,000	116,256
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.56	10/24/2034	30,000	33,151
The Goldman Sachs Group, Inc., Sub. Notes	5.15	5/22/2045	480,000	433,569
The Goldman Sachs Group, Inc., Sub. Notes	6.45	5/1/2036	176,000	188,596
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	143,000	157,271
The Huntington National Bank, Sr. Unscd. Notes	4.55	5/17/2028	270,000	270,116
The Huntington National Bank, Sr. Unscd. Notes	4.87	4/12/2028	500,000	502,297
The Korea Development Bank, Sr. Unscd. Notes	2.00	10/25/2031	100,000	87,456
The Korea Development Bank, Sr. Unscd. Notes	4.13	10/16/2027	200,000	199,191
The Korea Development Bank, Sr. Unscd. Notes	5.38	10/23/2028	285,000	294,356
The PNC Financial Services Group, Inc., Sr. Unscd. Bonds	5.37	7/21/2036	100,000	101,112
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.55	1/22/2030	317,000	292,985
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.15	5/19/2027	113,000	110,666
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	108,000	104,783
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	4.81	10/21/2032	270,000	269,750
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.07	1/24/2034	215,000	215,496
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	115,000	117,356
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.49	5/14/2030	500,000	516,988
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.58	6/12/2029	45,000	46,388
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.94	8/18/2034	295,000	310,872
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027	38,000	38,900
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.88	10/20/2034	50,000	55,844
The PNC Financial Services Group, Inc., Sub. Notes	4.63	6/6/2033	54,000	52,621
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.25	9/10/2026	195,000	188,273
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.00	9/10/2031	95,000	82,598
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.45	1/12/2032	50,000	43,671
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.80	3/10/2027	100,000	97,541
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.20	3/10/2032	115,000	104,643
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	6/8/2027	270,000	268,800
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.46	6/8/2032	110,000	107,859
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.69	9/15/2027	153,000	153,945
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	80,000	81,381
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	96,000	98,971
The Toronto-Dominion Bank, Sr. Unscd. Notes, Ser. FXD	1.95	1/12/2027	70,000	67,647
The Toronto-Dominion Bank, Sub. Notes	5.15	9/10/2034	200,000	201,065

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	450,000	422,448
Truist Financial Corp., Sr. Unscd. Notes	4.12	6/6/2028	50,000	49,730
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	250,000	253,460
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	70,000	73,117
Truist Financial Corp., Sr. Unscd. Notes	6.12	10/28/2033	390,000	413,811
Truist Financial Corp., Sub. Notes	4.92	7/28/2033	100,000	98,049
UBS AG, Sr. Unscd. Notes	4.50	6/26/2048	250,000	215,437
US Bancorp, Sr. Unscd. Notes	4.55	7/22/2028	332,000	332,519
US Bancorp, Sr. Unscd. Notes	4.65	2/1/2029	187,000	187,915
US Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	314,000	309,945
US Bancorp, Sr. Unscd. Notes	5.05	2/12/2031	250,000	253,765
US Bancorp, Sr. Unscd. Notes	5.08	5/15/2031	250,000	254,424
US Bancorp, Sr. Unscd. Notes(a)	5.42	2/12/2036	250,000	254,186
US Bancorp, Sr. Unscd. Notes	5.78	6/12/2029	170,000	175,903
US Bancorp, Sr. Unscd. Notes	5.85	10/21/2033	310,000	324,968
US Bancorp, Sr. Unscd. Notes	6.79	10/26/2027	70,000	71,827
US Bank NA, Sr. Unscd. Notes	4.73	5/15/2028	250,000	251,104
Wachovia Corp., Sub. Debs.	5.50	8/1/2035	210,000	213,347
Webster Financial Corp., Sr. Unscd. Notes	4.10	3/25/2029	85,000	82,598
Wells Fargo & Co., Sr. Unscd. Notes	2.39	6/2/2028	170,000	163,657
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	125,000	114,659
Wells Fargo & Co., Sr. Unscd. Notes	2.88	10/30/2030	575,000	537,154
Wells Fargo & Co., Sr. Unscd. Notes	3.00	10/23/2026	10,000	9,832
Wells Fargo & Co., Sr. Unscd. Notes	3.35	3/2/2033	865,000	791,819
Wells Fargo & Co., Sr. Unscd. Notes	3.58	5/22/2028	1,326,000	1,303,913
Wells Fargo & Co., Sr. Unscd. Notes	3.90	5/1/2045	185,000	146,788
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	220,000	218,053
Wells Fargo & Co., Sr. Unscd. Notes	4.48	4/4/2031	360,000	357,588
Wells Fargo & Co., Sr. Unscd. Notes	4.81	7/25/2028	260,000	261,390
Wells Fargo & Co., Sr. Unscd. Notes	4.90	7/25/2033	420,000	419,848
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	595,000	601,679
Wells Fargo & Co., Sr. Unscd. Notes	5.01	4/4/2051	481,000	435,272
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	170,000	173,881
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	116,000	119,610
Wells Fargo & Co., Sr. Unscd. Notes	6.30	10/23/2029	60,000	63,129
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	225,000	245,716
Wells Fargo & Co., Sub. Notes	4.90	11/17/2045	330,000	290,783
Wells Fargo & Co., Sub. Notes	5.38	11/2/2043	560,000	530,983
Wells Fargo & Co., Sub. Notes	5.61	1/15/2044	390,000	379,147
Wells Fargo Bank NA, Sr. Unscd. Notes	5.45	8/7/2026	425,000	429,229
Westpac Banking Corp., Sr. Unscd. Notes	1.95	11/20/2028	390,000	362,629
Westpac Banking Corp., Sr. Unscd. Notes	3.40	1/25/2028	59,000	57,965
Westpac Banking Corp., Sr. Unscd. Notes(a)	4.04	8/26/2027	400,000	398,759
Westpac Banking Corp., Sr. Unscd. Notes	4.35	7/1/2030	20,000	19,990
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	735,000	754,168
Westpac Banking Corp., Sr. Unscd. Notes	5.54	11/17/2028	50,000	51,995
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	45,000	39,777
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	41,000	30,267
Westpac Banking Corp., Sub. Notes	3.02	11/18/2036	50,000	43,878
Westpac Banking Corp., Sub. Notes	3.13	11/18/2041	290,000	211,666

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.5% (continued)
Westpac Banking Corp., Sub. Notes	4.11	7/24/2034	50,000	48,343
Westpac Banking Corp., Sub. Notes	5.41	8/10/2033	50,000	50,549
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	109,990
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	335,000	351,137
				109,040,396
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	665,000	645,321
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	586,000	535,522
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	4.63	2/1/2044	100,000	88,985
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.38	4/15/2038	1,201,000	1,114,316
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	1/23/2031	75,000	76,745
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.95	1/15/2042	25,000	23,434
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	25,000	25,335
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	200,000	202,704
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.00	11/15/2039	25,000	31,464
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.20	1/15/2039	25,000	31,618
Coca-Cola Femsa SAB de CV, Gtd. Notes	2.75	1/22/2030	50,000	46,440
Constellation Brands, Inc., Gtd. Notes(a)	3.15	8/1/2029	135,000	128,058
Constellation Brands, Inc., Gtd. Notes	4.50	5/9/2047	220,000	180,964
Constellation Brands, Inc., Gtd. Notes	4.65	11/15/2028	50,000	50,201
Constellation Brands, Inc., Gtd. Notes	5.25	11/15/2048	180,000	164,039
Constellation Brands, Inc., Sr. Unscd. Notes	2.25	8/1/2031	150,000	129,982
Diageo Capital PLC, Gtd. Notes	5.38	10/5/2026	200,000	202,035
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000	209,770
Fomento Economico Mexicano SAB de CV, Sr. Unscd. Notes	3.50	1/16/2050	140,000	99,298
Keurig Dr. Pepper, Inc., Gtd. Notes	2.55	9/15/2026	185,000	181,166
Keurig Dr. Pepper, Inc., Gtd. Notes	3.95	4/15/2029	235,000	230,439
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	11/15/2045	47,000	39,322
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	4/15/2052	120,000	98,522
Keurig Dr. Pepper, Inc., Gtd. Notes	4.60	5/25/2028	50,000	50,214
Keurig Dr. Pepper, Inc., Gtd. Notes	5.30	3/15/2034	215,000	219,712
Molson Coors Beverage Co., Gtd. Notes	5.00	5/1/2042	105,000	95,383
PepsiCo, Inc., Sr. Unscd. Notes	1.40	2/25/2031	68,000	58,061
PepsiCo, Inc., Sr. Unscd. Notes(a)	2.63	3/19/2027	40,000	39,011
PepsiCo, Inc., Sr. Unscd. Notes	3.00	10/15/2027	125,000	122,026
PepsiCo, Inc., Sr. Unscd. Notes	3.45	10/6/2046	50,000	37,152
PepsiCo, Inc., Sr. Unscd. Notes	3.50	3/19/2040	20,000	16,403
PepsiCo, Inc., Sr. Unscd. Notes	3.60	2/18/2028	70,000	69,180
PepsiCo, Inc., Sr. Unscd. Notes	3.60	8/13/2042	25,000	19,905
PepsiCo, Inc., Sr. Unscd. Notes	4.20	7/18/2052	70,000	56,953
PepsiCo, Inc., Sr. Unscd. Notes	4.30	7/23/2030	100,000	99,650
PepsiCo, Inc., Sr. Unscd. Notes	4.40	2/7/2027	400,000	401,461
PepsiCo, Inc., Sr. Unscd. Notes	4.65	7/23/2032	100,000	100,023
PepsiCo, Inc., Sr. Unscd. Notes	5.00	2/7/2035	200,000	201,843
PepsiCo, Inc., Sr. Unscd. Notes	5.00	7/23/2035	200,000	200,585
PepsiCo, Inc., Sr. Unscd. Notes	5.13	11/10/2026	50,000	50,517
PepsiCo, Inc., Sr. Unscd. Notes(a)	5.25	7/17/2054	590,000	568,092
PepsiCo, Inc., Sr. Unscd. Notes	7.00	3/1/2029	113,000	123,241
The Coca-Cola Company, Sr. Unscd. Notes	1.38	3/15/2031	290,000	247,554
The Coca-Cola Company, Sr. Unscd. Notes	1.45	6/1/2027	128,000	122,064

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Beverage Products — .4% (continued)
The Coca-Cola Company, Sr. Unscd. Notes	1.65	6/1/2030	200,000	177,024
The Coca-Cola Company, Sr. Unscd. Notes	2.00	3/5/2031	40,000	35,308
The Coca-Cola Company, Sr. Unscd. Notes	2.50	6/1/2040	220,000	158,876
The Coca-Cola Company, Sr. Unscd. Notes	2.50	3/15/2051	135,000	80,119
The Coca-Cola Company, Sr. Unscd. Notes	2.60	6/1/2050	343,000	210,908
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	30,000	19,889
The Coca-Cola Company, Sr. Unscd. Notes(a)	4.65	8/14/2034	500,000	500,247
				8,617,081
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.70	2/15/2031	50,000	45,345
Carrier Global Corp., Sr. Unscd. Notes	2.72	2/15/2030	246,000	228,230
Carrier Global Corp., Sr. Unscd. Notes	3.38	4/5/2040	135,000	106,671
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	67,000	49,135
Fortune Brands Innovations, Inc., Sr. Unscd. Notes	4.50	3/25/2052	25,000	19,923
Johnson Controls International PLC, Sr. Unscd. Notes	4.50	2/15/2047	200,000	168,105
Lennox International, Inc., Gtd. Notes	5.50	9/15/2028	20,000	20,538
Martin Marietta Materials, Inc., Sr. Unscd. Notes	3.20	7/15/2051	130,000	86,061
Martin Marietta Materials, Inc., Sr. Unscd. Notes	4.25	12/15/2047	65,000	52,383
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	300,000	288,113
Masco Corp., Sr. Unscd. Notes	2.00	10/1/2030	345,000	302,212
Mohawk Industries, Inc., Sr. Unscd. Notes	5.85	9/18/2028	205,000	212,617
Owens Corning, Sr. Unscd. Notes	3.40	8/15/2026	199,000	196,773
Owens Corning, Sr. Unscd. Notes	3.88	6/1/2030	70,000	67,498
Trane Technologies Global Holding Co. Ltd., Gtd. Notes	4.30	2/21/2048	80,000	66,247
Trane Technologies Global Holding Co. Ltd., Gtd. Notes	5.75	6/15/2043	26,000	26,652
Vulcan Materials Co., Sr. Unscd. Notes	3.90	4/1/2027	55,000	54,536
Vulcan Materials Co., Sr. Unscd. Notes	5.70	12/1/2054	200,000	197,709
				2,188,748
Chemicals — .3%
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.05	5/15/2030	31,000	27,884
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.70	5/15/2040	74,000	53,518
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.60	2/8/2029	100,000	100,928
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.80	3/3/2033	300,000	300,800
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.85	2/8/2034	245,000	244,080
Albemarle Corp., Sr. Unscd. Notes	5.45	12/1/2044	25,000	21,104
Albemarle Corp., Sr. Unscd. Notes	5.65	6/1/2052	45,000	37,506
CF Industries, Inc., Gtd. Notes	4.95	6/1/2043	280,000	248,714
CF Industries, Inc., Gtd. Notes	5.15	3/15/2034	70,000	69,448
CF Industries, Inc., Gtd. Notes	5.38	3/15/2044	60,000	55,902
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	35,000	35,413
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.32	11/15/2038	187,000	191,732
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.42	11/15/2048	110,000	109,865
Eastman Chemical Co., Sr. Unscd. Notes	4.65	10/15/2044	195,000	164,012
Eastman Chemical Co., Sr. Unscd. Notes	4.80	9/1/2042	100,000	87,098
Eastman Chemical Co., Sr. Unscd. Notes	5.63	2/20/2034	100,000	101,668
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	195,000	165,179
Ecolab, Inc., Sr. Unscd. Notes	2.13	2/1/2032	20,000	17,210
Ecolab, Inc., Sr. Unscd. Notes	3.25	12/1/2027	90,000	87,942
Ecolab, Inc., Sr. Unscd. Notes	3.95	12/1/2047	10,000	7,939
Ecolab, Inc., Sr. Unscd. Notes	4.80	3/24/2030	35,000	35,579

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Chemicals — .3% (continued)
Ecolab, Inc., Sr. Unscd. Notes	5.25	1/15/2028	155,000	158,879
EIDP, Inc., Sr. Unscd. Notes	4.80	5/15/2033	29,000	28,751
FMC Corp., Sr. Unscd. Notes	3.20	10/1/2026	90,000	88,395
FMC Corp., Sr. Unscd. Notes	5.65	5/18/2033	50,000	49,213
International Flavors & Fragrances, Inc., Sr. Unscd. Notes	5.00	9/26/2048	69,000	58,931
Linde, Inc., Gtd. Notes	1.10	8/10/2030	230,000	197,434
LYB International Finance III LLC, Gtd. Notes	3.38	10/1/2040	185,000	134,143
LYB International Finance III LLC, Gtd. Notes	3.80	10/1/2060	289,000	181,743
LYB International Finance III LLC, Gtd. Notes	4.20	5/1/2050	265,000	193,080
LyondellBasell Industries NV, Sr. Unscd. Bonds(a)	4.63	2/26/2055	21,000	16,204
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	25,000	22,303
Nutrien Ltd., Sr. Unscd. Notes	2.95	5/13/2030	78,000	72,499
Nutrien Ltd., Sr. Unscd. Notes	4.13	3/15/2035	100,000	90,597
Nutrien Ltd., Sr. Unscd. Notes	4.20	4/1/2029	20,000	19,763
Nutrien Ltd., Sr. Unscd. Notes	5.40	6/21/2034	500,000	505,997
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	138,000	151,297
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	60,000	47,727
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	267,000	215,524
The Dow Chemical Company, Sr. Unscd. Notes(a)	5.15	2/15/2034	420,000	413,265
The Dow Chemical Company, Sr. Unscd. Notes	5.25	11/15/2041	263,000	235,635
The Mosaic Company, Sr. Unscd. Notes	4.88	11/15/2041	10,000	8,848
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	36,000	32,522
The Sherwin-Williams Company, Sr. Unscd. Notes	2.95	8/15/2029	225,000	211,997
The Sherwin-Williams Company, Sr. Unscd. Notes	3.30	5/15/2050	85,000	56,789
The Sherwin-Williams Company, Sr. Unscd. Notes	3.45	6/1/2027	375,000	368,396
The Sherwin-Williams Company, Sr. Unscd. Notes	4.00	12/15/2042	40,000	32,309
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	25,000	20,847
Westlake Corp., Sr. Unscd. Notes	4.38	11/15/2047	470,000	366,359
				6,142,968
Commercial & Professional Services — .3%
Brown University, in Providence in the State of Rhode Island & Providence Plantations, Bonds, Ser. A	2.92	9/1/2050	130,000	85,298
California Institute of Technology, Sr. Unscd. Bonds	4.70	11/1/2111	35,000	28,113
Duke University, Unscd. Bonds, Ser. 2020	2.83	10/1/2055	225,000	138,223
Emory University, Unscd. Notes, Ser. 2020	2.14	9/1/2030	115,000	103,385
Equifax, Inc., Sr. Unscd. Notes	2.35	9/15/2031	100,000	86,990
Equifax, Inc., Sr. Unscd. Notes	5.10	6/1/2028	434,000	440,624
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	128,000	120,332
Global Payments, Inc., Sr. Unscd. Notes	4.15	8/15/2049	165,000	121,086
Global Payments, Inc., Sr. Unscd. Notes	4.95	8/15/2027	25,000	25,151
Global Payments, Inc., Sr. Unscd. Notes(a)	5.40	8/15/2032	40,000	40,507
GXO Logistics, Inc., Sr. Unscd. Notes	2.65	7/15/2031	50,000	43,626
Johns Hopkins University, Sr. Unscd. Bonds, Ser. A	2.81	1/1/2060	25,000	14,624
Massachusetts Institute of Technology, Unscd. Bonds	3.96	7/1/2038	25,000	22,667
Massachusetts Institute of Technology, Unscd. Notes	3.07	4/1/2052	400,000	266,714
Moody’s Corp., Sr. Unscd. Notes	3.25	1/15/2028	150,000	146,519
Moody’s Corp., Sr. Unscd. Notes	4.88	12/17/2048	75,000	66,288
Northwestern University, Unscd. Bonds	4.64	12/1/2044	65,000	60,509
Northwestern University, Unscd. Bonds, Ser. 2017	3.66	12/1/2057	200,000	142,598
PayPal Holdings, Inc., Sr. Unscd. Notes	2.65	10/1/2026	55,000	53,955

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Commercial & Professional Services — .3% (continued)
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	100,000	94,122
PayPal Holdings, Inc., Sr. Unscd. Notes	4.40	6/1/2032	84,000	82,727
PayPal Holdings, Inc., Sr. Unscd. Notes	5.50	6/1/2054	250,000	243,164
President & Fellows of Harvard College, Unscd. Bonds(a)	2.52	10/15/2050	60,000	35,948
Quanta Services, Inc., Sr. Unscd. Notes	5.25	8/9/2034	135,000	136,447
RELX Capital, Inc., Gtd. Notes	4.00	3/18/2029	145,000	143,423
S&P Global, Inc., Gtd. Notes	1.25	8/15/2030	10,000	8,599
S&P Global, Inc., Gtd. Notes	2.45	3/1/2027	566,000	550,253
S&P Global, Inc., Gtd. Notes	2.50	12/1/2029	195,000	180,965
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	180,000	170,239
S&P Global, Inc., Gtd. Notes	2.90	3/1/2032	50,000	45,169
S&P Global, Inc., Gtd. Notes	3.90	3/1/2062	80,000	59,878
S&P Global, Inc., Gtd. Notes	4.25	5/1/2029	120,000	119,720
The California Endowment, Unscd. Notes, Ser. 2021	2.50	4/1/2051	100,000	56,975
The George Washington University, Unscd. Notes, Ser. 2014	4.30	9/15/2044	70,000	58,704
The Georgetown University, Sr. Unscd. Bonds, Ser. 20A	2.94	4/1/2050	100,000	62,631
The Leland Stanford Junior University, Unscd. Bonds	2.41	6/1/2050	125,000	73,821
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	50,000	38,401
The Rockefeller Foundation, Unscd. Notes, Ser. 2020	2.49	10/1/2050	50,000	29,709
The Trustees of Princeton University, Unscd. Bonds, Ser. 2020	2.52	7/1/2050	285,000	172,630
The Trustees of the University of Pennsylvania, Unscd. Bonds, Ser. 2020	2.40	10/1/2050	60,000	34,707
The University of Chicago, Unscd. Bonds	4.00	10/1/2053	50,000	38,822
The University of Chicago, Unscd. Bonds, Ser. 20B	2.76	4/1/2045	50,000	38,773
The Washington University, Sr. Unscd. Bonds	4.35	4/15/2122	25,000	18,820
The Washington University, Sr. Unscd. Bonds, Ser. 2022(a)	3.52	4/15/2054	125,000	89,236
Thomas Jefferson University, Scd. Bonds	3.85	11/1/2057	100,000	69,947
University of Notre Dame du Lac, Unscd. Bonds, Ser. 2015	3.44	2/15/2045	30,000	22,918
University of Southern California, Unscd. Bonds, Ser. 2017	3.84	10/1/2047	75,000	58,685
Verisk Analytics, Inc., Sr. Unscd. Notes	3.63	5/15/2050	45,000	31,843
Verisk Analytics, Inc., Sr. Unscd. Notes	5.50	6/15/2045	50,000	47,932
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	215,000	168,835
Yale University, Unscd. Bonds, Ser. 2020	2.40	4/15/2050	50,000	29,589
				5,020,841
Commercial Mortgage Pass-Through Certificates — .7%
Bank Trust, Ser. 2017-BNK6, Cl. A4	3.25	7/15/2060	45,938	44,778
Bank Trust, Ser. 2018-BN10, Cl. A5	3.69	2/15/2061	93,000	91,010
Bank Trust, Ser. 2018-BN11, Cl. A2	3.78	3/15/2061	188,258	183,709
Bank Trust, Ser. 2018-BN12, Cl. A3	3.99	5/15/2061	80,000	78,423
Bank Trust, Ser. 2019-BN16, Cl. A4	4.01	2/15/2052	85,000	82,891
Bank Trust, Ser. 2019-BN18, Cl. A4	3.58	5/15/2062	1,593,000	1,506,393
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	50,000	46,291
Bank Trust, Ser. 2020-BN25, Cl. A5	2.65	1/15/2063	120,000	109,233
Bank Trust, Ser. 2020-BN30, Cl. A4	1.93	12/15/2053	60,000	51,554
Bank Trust, Ser. 2021-BN31, Cl. A4	2.04	2/15/2054	150,000	129,802
Bank Trust, Ser. 2021-BN37, Cl. A4	2.37	11/15/2064	100,000	86,322
Bank Trust, Ser. 2023-5YR1, Cl. A3	6.26	4/15/2056	110,000	113,826
Bank Trust, Ser. 2023-BNK46, Cl. A4	5.75	8/15/2056	200,000	208,975
Bank Trust, Ser. 2024-5YR8, Cl. A3	5.88	8/15/2057	200,000	207,904
Barclays Commercial Mortgage Trust, Ser. 2019-C4, Cl. A5	2.92	8/15/2052	25,000	23,363
BBCMS Mortgage Trust, Ser. 2018-C2, Cl. A4	4.05	12/15/2051	85,000	83,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Commercial Mortgage Pass-Through Certificates — .7% (continued)
BBCMS Mortgage Trust, Ser. 2020-C6, Cl. A4	2.64	2/15/2053	60,000	54,719
BBCMS Mortgage Trust, Ser. 2021-C12, Cl. A5	2.69	11/15/2054	400,000	350,001
BBCMS Mortgage Trust, Ser. 2021-C9, Cl. A5	2.30	2/15/2054	150,000	130,913
BBCMS Mortgage Trust, Ser. 2022-C18, Cl. A5	5.71	12/15/2055	100,000	103,544
BBCMS Mortgage Trust, Ser. 2023-C20, Cl. A3	5.99	7/15/2056	1,000,000	1,015,422
Benchmark Mortgage Trust, Ser. 2018-B2, Cl. A4	3.61	2/15/2051	50,000	49,107
Benchmark Mortgage Trust, Ser. 2019-B14, Cl. B	3.49	12/15/2062	200,000	166,367
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. AM	2.94	2/15/2053	180,000	161,367
Benchmark Mortgage Trust, Ser. 2020-B21, Cl. A5	1.98	12/17/2053	450,000	391,384
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	50,000	40,726
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	120,000	103,568
Benchmark Mortgage Trust, Ser. 2021-B30, Cl. A5	2.58	11/15/2054	125,000	109,477
Benchmark Mortgage Trust, Ser. 2022-B32, Cl. A5	3.00	1/15/2055	150,000	131,728
Benchmark Mortgage Trust, Ser. 2022-B34, Cl. A5	3.79	4/15/2055	250,000	228,642
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	240,000	230,668
Benchmark Mortgage Trust, Ser. 2023-V2, Cl. A2	5.36	5/15/2055	260,000	262,998
Benchmark Mortgage Trust, Ser. 2024-V7, Cl. A3	6.23	5/15/2056	330,000	345,957
Benchmark Mortgage Trust, Ser. 2024-V8, Cl. A3	6.19	7/15/2057	350,000	367,247
BMO Mortgage Trust, Ser. 2023-C4, Cl. A5	5.12	2/15/2056	50,000	50,269
BMO Mortgage Trust, Ser. 2024-5C4, Cl. A3	6.53	5/15/2057	200,000	211,256
BMO Mortgage Trust, Ser. 2024-C8, Cl. A5	5.60	3/15/2057	300,000	310,734
BMO Mortgage Trust, Ser. 2025-5C9, Cl. A3	5.78	4/15/2058	200,000	207,732
Citigroup Commercial Mortgage Trust, Ser. 2016-C3, Cl. A4	3.15	11/15/2049	130,000	127,154
Citigroup Commercial Mortgage Trust, Ser. 2016-P4, Cl. AS	3.08	7/10/2049	120,000	115,452
Citigroup Commercial Mortgage Trust, Ser. 2017-C4, Cl. A4	3.47	10/12/2050	125,000	121,703
COMM Mortgage Trust, Ser. 2019-GC44, Cl. A5	2.95	8/15/2057	200,000	184,421
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.39	6/15/2050	1,000,000	970,396
CSAIL Commercial Mortgage Trust, Ser. 2018-CX11, Cl. A4	3.77	4/15/2051	35,928	35,247
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A3	3.21	11/10/2050	80,000	77,629
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A4	3.47	11/10/2050	25,000	24,302
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AAB	2.84	2/13/2053	161,186	156,250
GS Mortgage Securities Trust, Ser. 2020-GSA2, Cl. A5	2.01	12/12/2053	100,000	87,017
JPMCC Commercial Mortgage Securities Trust, Ser. 2016-JP3, Cl. A4	2.63	8/15/2049	875,877	858,972
JPMCC Commercial Mortgage Securities Trust, Ser. 2017-JP6, Cl. A4	3.22	7/15/2050	100,000	97,489
JPMCC Commercial Mortgage Securities Trust, Ser. 2019-COR5, Cl. A4	3.39	6/13/2052	400,000	375,181
Morgan Stanley Capital I Trust, Ser. 2017-H1, Cl. A5	3.53	6/15/2050	990,000	969,377
Morgan Stanley Capital I Trust, Ser. 2020-L4, Cl. A3	2.70	2/15/2053	100,000	92,196
UBS Commercial Mortgage Trust, Ser. 2017-C7, Cl. A3	3.42	12/15/2050	49,229	47,891
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A4	4.03	8/15/2051	400,000	392,252
UBS Commercial Mortgage Trust, Ser. 2018-C8, Cl. A3	3.72	2/15/2051	24,005	23,505
UBS Commercial Mortgage Trust, Ser. 2019-C16, Cl. A4	3.60	4/15/2052	75,000	72,026
Wells Fargo Commercial Mortgage Trust, Ser. 2016-C34, Cl. AS	3.48	6/15/2049	100,000	97,212
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A3	3.21	11/15/2050	250,000	242,594
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A4	3.47	11/15/2050	210,000	204,232
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. A5	3.73	5/15/2052	150,000	144,432
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C54, Cl. A4	3.15	12/15/2052	600,000	562,092
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C55, Cl. A5	2.73	2/15/2053	100,000	91,714
Wells Fargo Commercial Mortgage Trust, Ser. 2021-C61, Cl. A4	2.66	11/15/2054	150,000	131,755
				14,374,366

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Consumer Discretionary — .2%
Brunswick Corp., Sr. Unscd. Notes	5.10	4/1/2052	120,000	92,512
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	12/1/2029	120,000	113,905
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	1/15/2031	55,000	50,988
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	500,000	507,016
Hasbro, Inc., Sr. Unscd. Notes	3.55	11/19/2026	129,000	127,247
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	70,000	67,471
Hasbro, Inc., Sr. Unscd. Notes	6.05	5/14/2034	217,000	224,340
Hasbro, Inc., Sr. Unscd. Notes	6.35	3/15/2040	50,000	51,784
Hyatt Hotels Corp., Sr. Unscd. Notes	4.38	9/15/2028	50,000	49,599
Hyatt Hotels Corp., Sr. Unscd. Notes	5.05	3/30/2028	100,000	101,038
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	1/30/2027	23,000	23,383
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	4/23/2030	75,000	77,382
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	100,000	102,533
Las Vegas Sands Corp., Sr. Unscd. Notes	3.90	8/8/2029	50,000	47,722
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	135,000	138,401
Leggett & Platt, Inc., Sr. Unscd. Notes	3.50	11/15/2027	125,000	121,015
Lennar Corp., Gtd. Notes	4.75	11/29/2027	650,000	652,060
Lennar Corp., Gtd. Notes	5.00	6/15/2027	135,000	135,587
Marriott International, Inc., Sr. Unscd. Notes	5.35	3/15/2035	100,000	100,306
Marriott International, Inc., Sr. Unscd. Notes	5.45	9/15/2026	10,000	10,095
Marriott International, Inc., Sr. Unscd. Notes, Ser. AA	4.65	12/1/2028	50,000	50,201
Marriott International, Inc., Sr. Unscd. Notes, Ser. GG	3.50	10/15/2032	150,000	136,263
Mattel, Inc., Sr. Unscd. Notes	5.45	11/1/2041	25,000	22,508
MDC Holdings, Inc., Gtd. Notes	2.50	1/15/2031	342,000	299,035
MDC Holdings, Inc., Gtd. Notes	3.97	8/6/2061	25,000	16,936
Polaris, Inc., Sr. Unscd. Notes	6.95	3/15/2029	50,000	52,711
PulteGroup, Inc., Gtd. Notes	5.00	1/15/2027	17,000	17,083
PulteGroup, Inc., Gtd. Notes	6.00	2/15/2035	25,000	26,038
Sands China Ltd., Sr. Unscd. Notes	2.30	3/8/2027	200,000	192,654
Sands China Ltd., Sr. Unscd. Notes	5.40	8/8/2028	204,000	206,269
W.W. Grainger, Inc., Sr. Unscd. Notes(a)	4.20	5/15/2047	90,000	73,433
				3,887,515
Consumer Durables & Apparel — .1%
NIKE, Inc., Sr. Unscd. Notes	2.38	11/1/2026	164,000	160,280
NIKE, Inc., Sr. Unscd. Notes	2.75	3/27/2027	350,000	341,639
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	85,000	59,908
NIKE, Inc., Sr. Unscd. Notes	3.88	11/1/2045	250,000	198,209
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	110,000	102,549
				862,585
Consumer Staples — .2%
Avery Dennison Corp., Sr. Unscd. Notes	4.88	12/6/2028	130,000	131,252
Colgate-Palmolive Co., Sr. Unscd. Notes	3.10	8/15/2027	470,000	460,521
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	125,000	96,444
Haleon US Capital LLC, Gtd. Notes	3.38	3/24/2029	278,000	268,562
Kenvue, Inc., Gtd. Notes(a)	4.90	3/22/2033	315,000	318,372
Kenvue, Inc., Gtd. Notes	5.00	3/22/2030	230,000	235,651
Kenvue, Inc., Gtd. Notes	5.05	3/22/2028	120,000	122,428
Kenvue, Inc., Gtd. Notes	5.10	3/22/2043	95,000	90,674
Kimberly-Clark Corp., Sr. Unscd. Notes	1.05	9/15/2027	45,000	42,305
Kimberly-Clark Corp., Sr. Unscd. Notes	3.90	5/4/2047	95,000	75,087

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Consumer Staples — .2% (continued)
The Clorox Company, Sr. Unscd. Notes	1.80	5/15/2030	110,000	97,222
The Clorox Company, Sr. Unscd. Notes	3.10	10/1/2027	135,000	131,587
The Clorox Company, Sr. Unscd. Notes	4.60	5/1/2032	75,000	74,819
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	3.13	12/1/2049	60,000	38,716
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	4.38	6/15/2045	100,000	82,060
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	5.15	5/15/2053	74,000	70,942
The Procter & Gamble Company, Sr. Unscd. Notes	1.20	10/29/2030	438,000	376,498
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	150,000	132,702
The Procter & Gamble Company, Sr. Unscd. Notes	2.80	3/25/2027	241,000	235,951
The Procter & Gamble Company, Sr. Unscd. Notes	2.85	8/11/2027	150,000	146,413
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	285,000	270,499
Unilever Capital Corp., Gtd. Notes	2.13	9/6/2029	215,000	197,567
Unilever Capital Corp., Gtd. Notes	2.90	5/5/2027	160,000	156,576
Unilever Capital Corp., Gtd. Notes	4.88	9/8/2028	100,000	101,853
Unilever Capital Corp., Gtd. Notes	5.00	12/8/2033	100,000	101,999
Unilever Capital Corp., Gtd. Notes	5.90	11/15/2032	100,000	108,369
Unilever Capital Corp., Gtd. Notes, Ser. 30Y	2.63	8/12/2051	65,000	39,025
				4,204,094
Diversified Financials — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.40	10/29/2033	251,000	220,426
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	10/15/2027	210,000	210,099
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.88	4/1/2028	530,000	534,053
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.15	9/30/2030	438,000	464,806
Affiliated Managers Group, Inc., Sr. Unscd. Notes	3.30	6/15/2030	67,000	62,780
Air Lease Corp., Sr. Unscd. Notes	2.10	9/1/2028	25,000	23,265
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2032	475,000	420,810
Air Lease Corp., Sr. Unscd. Notes	3.00	2/1/2030	45,000	41,982
Air Lease Corp., Sr. Unscd. Notes	3.13	12/1/2030	402,000	370,637
Air Lease Corp., Sr. Unscd. Notes	3.25	10/1/2029	25,000	23,741
Air Lease Corp., Sr. Unscd. Notes	3.63	12/1/2027	173,000	169,579
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	40,000	45,177
Ally Financial, Inc., Sr. Unscd. Notes	4.75	6/9/2027	30,000	30,051
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	300,000	305,531
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	30,000	31,616
Ally Financial, Inc., Sr. Unscd. Notes	8.00	11/1/2031	220,000	248,293
American Express Co., Sr. Unscd. Notes	1.65	11/4/2026	114,000	110,201
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	605,000	594,576
American Express Co., Sr. Unscd. Notes	4.35	7/20/2029	100,000	99,889
American Express Co., Sr. Unscd. Notes	4.73	4/25/2029	100,000	100,851
American Express Co., Sr. Unscd. Notes	4.92	7/20/2033	100,000	100,418
American Express Co., Sr. Unscd. Notes	5.02	4/25/2031	150,000	152,588
American Express Co., Sr. Unscd. Notes	5.04	5/1/2034	360,000	362,430
American Express Co., Sr. Unscd. Notes	5.28	7/27/2029	45,000	46,126
American Express Co., Sr. Unscd. Notes	5.28	7/26/2035	100,000	101,249
American Express Co., Sr. Unscd. Notes	5.53	4/25/2030	175,000	181,454
American Express Co., Sr. Unscd. Notes	5.67	4/25/2036	150,000	155,695
American Express Co., Sub. Notes	5.63	7/28/2034	45,000	46,131
American Express Credit Corp., Sr. Unscd. Notes	3.30	5/3/2027	50,000	49,145
Ameriprise Financial, Inc., Sr. Unscd. Notes	5.70	12/15/2028	50,000	52,023
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.90	4/13/2029	100,000	104,496

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Diversified Financials — 1.0% (continued)
Apollo Global Management, Inc., Gtd. Notes	6.38	11/15/2033	50,000	54,462
Ares Management Corp., Gtd. Notes	5.60	10/11/2054	100,000	94,166
Ares Strategic Income Fund, Sr. Unscd. Notes	5.70	3/15/2028	100,000	100,504
Bain Capital Specialty Finance, Inc., Sr. Unscd. Notes	2.55	10/13/2026	55,000	53,337
BGC Group, Inc., Sr. Unscd. Notes	6.60	6/10/2029	250,000	258,621
BGC Group, Inc., Sr. Unscd. Notes	8.00	5/25/2028	30,000	31,967
BlackRock, Inc., Sr. Unscd. Notes	2.40	4/30/2030	54,000	49,601
BlackRock, Inc., Sr. Unscd. Notes	3.20	3/15/2027	169,000	166,613
BlackRock, Inc., Sr. Unscd. Notes	3.25	4/30/2029	400,000	387,507
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.60	11/22/2029	300,000	302,360
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.95	7/16/2029	50,000	50,999
Blackstone Private Credit Fund, Sr. Unscd. Notes(a)	6.00	11/22/2034	300,000	298,047
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.75	9/16/2026	186,000	181,451
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	50,000	48,168
Blue Owl Capital Corp., Sr. Unscd. Notes	3.13	4/13/2027	235,000	226,718
Blue Owl Credit Income Corp., Sr. Unscd. Notes	3.13	9/23/2026	152,000	148,270
Blue Owl Credit Income Corp., Sr. Unscd. Notes	4.70	2/8/2027	50,000	49,618
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.65	3/15/2031	360,000	369,926
Blue Owl Technology Finance Corp., Sr. Unscd. Notes	2.50	1/15/2027	50,000	48,029
Capital One Financial Corp., Sr. Unscd. Notes	1.88	11/2/2027	115,000	111,128
Capital One Financial Corp., Sr. Unscd. Notes	3.65	5/11/2027	120,000	118,364
Capital One Financial Corp., Sr. Unscd. Notes	3.80	1/31/2028	461,000	454,145
Capital One Financial Corp., Sr. Unscd. Notes	4.10	2/9/2027	181,000	180,045
Capital One Financial Corp., Sr. Unscd. Notes	5.27	5/10/2033	135,000	135,955
Capital One Financial Corp., Sr. Unscd. Notes	5.82	2/1/2034	250,000	258,254
Capital One Financial Corp., Sr. Unscd. Notes	6.38	6/8/2034	30,000	31,983
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	60,000	65,533
Capital One Financial Corp., Sr. Unscd. Notes	7.96	11/2/2034	187,000	217,689
Capital One Financial Corp., Sub. Notes	2.36	7/29/2032	199,000	169,429
Carlyle Secured Lending, Inc., Sr. Unscd. Notes	6.75	2/18/2030	500,000	514,272
CBOE Global Markets, Inc., Sr. Unscd. Notes	1.63	12/15/2030	95,000	82,364
CI Financial Corp., Sr. Unscd. Notes	3.20	12/17/2030	215,000	190,868
CME Group, Inc., Sr. Unscd. Notes	5.30	9/15/2043	450,000	447,424
Eaton Vance Corp., Gtd. Bonds	3.50	4/6/2027	197,000	194,168
Franklin BSP Capital Corp., Sr. Unscd. Notes(a)	7.20	6/15/2029	100,000	103,621
Franklin Resources, Inc., Sr. Unscd. Notes	1.60	10/30/2030	75,000	64,731
FS KKR Capital Corp., Sr. Unscd. Notes	3.25	7/15/2027	210,000	201,739
FS KKR Capital Corp., Sr. Unscd. Notes	6.13	1/15/2030	100,000	100,331
HPS Corporate Lending Fund, Sr. Unscd. Notes	5.95	4/14/2032	50,000	49,616
HPS Corporate Lending Fund, Sr. Unscd. Notes	6.75	1/30/2029	150,000	155,298
Intercontinental Exchange, Inc., Gtd. Notes	3.10	9/15/2027	45,000	43,869
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	100,000	72,071
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	399,000	259,758
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	9/15/2060	50,000	30,154
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.00	9/15/2027	600,000	596,594
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.25	9/21/2048	10,000	8,214
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	307,000	307,199
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	25,000	24,758
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	140,000	129,828
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.25	6/15/2031	275,000	284,341

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Diversified Financials — 1.0% (continued)
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.63	10/15/2031	400,000	348,454
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.75	10/15/2032	100,000	84,858
Lazard Group LLC, Gtd. Notes	3.63	3/1/2027	100,000	98,338
Lazard Group LLC, Sr. Unscd. Notes	4.50	9/19/2028	10,000	9,951
LPL Holdings, Inc., Gtd. Notes	6.75	11/17/2028	295,000	313,204
Mastercard, Inc., Sr. Unscd. Notes	2.95	11/21/2026	148,000	145,702
Mastercard, Inc., Sr. Unscd. Notes	2.95	6/1/2029	200,000	191,388
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	48,000	46,093
Mastercard, Inc., Sr. Unscd. Notes	3.50	2/26/2028	135,000	132,930
Mastercard, Inc., Sr. Unscd. Notes	3.65	6/1/2049	325,000	244,519
Mastercard, Inc., Sr. Unscd. Notes	3.95	2/26/2048	60,000	47,827
Mastercard, Inc., Sr. Unscd. Notes	4.88	3/9/2028	95,000	96,859
Mastercard, Inc., Sr. Unscd. Notes	4.88	5/9/2034	200,000	201,230
Nasdaq, Inc., Sr. Unscd. Notes	1.65	1/15/2031	55,000	47,438
Nasdaq, Inc., Sr. Unscd. Notes	3.25	4/28/2050	140,000	93,845
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	26,000	19,396
Nasdaq, Inc., Sr. Unscd. Notes	5.55	2/15/2034	159,000	164,839
Nasdaq, Inc., Sr. Unscd. Notes	6.10	6/28/2063	50,000	51,077
Nomura Holdings, Inc., Sr. Unscd. Notes	2.61	7/14/2031	200,000	176,068
Nomura Holdings, Inc., Sr. Unscd. Notes	3.00	1/22/2032	395,000	351,368
Nomura Holdings, Inc., Sr. Unscd. Notes	6.07	7/12/2028	235,000	244,199
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	6.34	2/27/2030	50,000	49,880
Oaktree Strategic Credit Fund, Sr. Unscd. Notes	8.40	11/14/2028	50,000	53,847
ORIX Corp., Sr. Unscd. Notes	4.00	4/13/2032	150,000	142,475
Private Export Funding Corp., Govt. Gtd. Notes, Ser. PP	1.40	7/15/2028	50,000	46,045
Private Export Funding Corp., Sr. Unscd. Notes(c)	4.50	2/7/2027	50,000	50,109
Radian Group, Inc., Sr. Unscd. Notes	4.88	3/15/2027	50,000	49,895
Raymond James Financial, Inc., Sr. Unscd. Notes	4.65	4/1/2030	342,000	345,414
Raymond James Financial, Inc., Sr. Unscd. Notes	4.95	7/15/2046	33,000	29,671
Synchrony Financial, Sr. Unscd. Notes	3.70	8/4/2026	60,000	59,384
Synchrony Financial, Sr. Unscd. Notes	5.45	3/6/2031	50,000	50,348
The Charles Schwab Corp., Sr. Unscd. Notes	2.00	3/20/2028	10,000	9,445
The Charles Schwab Corp., Sr. Unscd. Notes	2.30	5/13/2031	50,000	44,271
The Charles Schwab Corp., Sr. Unscd. Notes	2.45	3/3/2027	173,000	168,050
The Charles Schwab Corp., Sr. Unscd. Notes	2.75	10/1/2029	159,000	149,196
The Charles Schwab Corp., Sr. Unscd. Notes	4.00	2/1/2029	90,000	89,194
The Charles Schwab Corp., Sr. Unscd. Notes	5.85	5/19/2034	165,000	174,874
The Charles Schwab Corp., Sr. Unscd. Notes	6.14	8/24/2034	25,000	26,982
The Western Union Company, Sr. Unscd. Notes	2.75	3/15/2031	70,000	61,162
Visa, Inc., Sr. Unscd. Notes	1.10	2/15/2031	200,000	169,522
Visa, Inc., Sr. Unscd. Notes	1.90	4/15/2027	125,000	120,459
Visa, Inc., Sr. Unscd. Notes	2.05	4/15/2030	17,000	15,401
Visa, Inc., Sr. Unscd. Notes	2.70	4/15/2040	105,000	78,394
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	173,000	133,570
Visa, Inc., Sr. Unscd. Notes	4.15	12/14/2035	174,000	164,417
Visa, Inc., Sr. Unscd. Notes	4.30	12/14/2045	102,000	87,758
Voya Financial, Inc., Gtd. Notes	4.80	6/15/2046	50,000	43,391
Voya Financial, Inc., Gtd. Notes	5.70	7/15/2043	50,000	48,556
				19,555,518

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Electronic Components — .1%
Allegion US Holding Co., Inc., Gtd. Notes	3.55	10/1/2027	90,000	88,088
Amphenol Corp., Sr. Unscd. Notes	2.80	2/15/2030	20,000	18,704
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	115,000	100,849
Emerson Electric Co., Sr. Unscd. Notes	0.88	10/15/2026	80,000	76,941
Emerson Electric Co., Sr. Unscd. Notes	2.20	12/21/2031	30,000	26,217
Emerson Electric Co., Sr. Unscd. Notes	2.80	12/21/2051	80,000	50,139
Fortive Corp., Sr. Unscd. Notes	4.30	6/15/2046	53,000	43,228
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	300,000	285,424
Honeywell International, Inc., Sr. Unscd. Notes	1.75	9/1/2031	75,000	63,679
Honeywell International, Inc., Sr. Unscd. Notes	1.95	6/1/2030	125,000	111,594
Honeywell International, Inc., Sr. Unscd. Notes	2.50	11/1/2026	226,000	220,950
Honeywell International, Inc., Sr. Unscd. Notes	3.81	11/21/2047	110,000	84,232
Honeywell International, Inc., Sr. Unscd. Notes	4.25	1/15/2029	215,000	214,709
Honeywell International, Inc., Sr. Unscd. Notes	4.95	2/15/2028	200,000	203,498
Honeywell International, Inc., Sr. Unscd. Notes	5.38	3/1/2041	50,000	50,619
Honeywell International, Inc., Sr. Unscd. Notes	5.70	3/15/2036	65,000	67,989
Honeywell International, Inc., Sr. Unscd. Notes	5.70	3/15/2037	137,000	142,603
Hubbell, Inc., Sr. Unscd. Notes	3.15	8/15/2027	155,000	150,810
Jabil, Inc., Sr. Unscd. Notes	3.95	1/12/2028	10,000	9,860
Jabil, Inc., Sr. Unscd. Notes	4.25	5/15/2027	50,000	49,696
Keysight Technologies, Inc., Sr. Unscd. Notes	3.00	10/30/2029	88,000	82,460
Tyco Electronics Group SA, Gtd. Notes	3.13	8/15/2027	220,000	214,859
Vontier Corp., Gtd. Notes	2.40	4/1/2028	40,000	37,592
Vontier Corp., Gtd. Notes	2.95	4/1/2031	215,000	193,288
				2,588,028
Energy — 1.7%
APA Corp., Sr. Unscd. Notes(c)	4.25	1/15/2030	44,000	42,080
APA Corp., Sr. Unscd. Notes(c)	5.10	9/1/2040	27,000	22,571
APA Corp., Sr. Unscd. Notes(c)	5.35	7/1/2049	76,000	60,339
Baker Hughes Holdings LLC, Sr. Unscd. Notes	5.13	9/15/2040	34,000	32,408
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	3.14	11/7/2029	104,000	99,335
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	3.34	12/15/2027	250,000	244,220
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.08	12/15/2047	75,000	58,451
BP Capital Markets America, Inc., Gtd. Notes	1.75	8/10/2030	366,000	321,298
BP Capital Markets America, Inc., Gtd. Notes	2.72	1/12/2032	250,000	222,615
BP Capital Markets America, Inc., Gtd. Notes	2.77	11/10/2050	75,000	45,330
BP Capital Markets America, Inc., Gtd. Notes	3.02	1/16/2027	115,000	112,983
BP Capital Markets America, Inc., Gtd. Notes	3.38	2/8/2061	200,000	128,527
BP Capital Markets America, Inc., Gtd. Notes	3.59	4/14/2027	165,000	163,133
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	120,000	118,586
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	79,000	78,785
BP Capital Markets America, Inc., Gtd. Notes	4.97	10/17/2029	250,000	255,233
BP Capital Markets America, Inc., Gtd. Notes	5.23	11/17/2034	200,000	202,367
BP Capital Markets PLC, Gtd. Notes	3.28	9/19/2027	230,000	225,499
Canadian Natural Resources Ltd., Sr. Unscd. Notes	2.95	7/15/2030	186,000	170,740
Canadian Natural Resources Ltd., Sr. Unscd. Notes	3.85	6/1/2027	50,000	49,402
Canadian Natural Resources Ltd., Sr. Unscd. Notes	7.20	1/15/2032	15,000	16,498
Cenovus Energy, Inc., Sr. Unscd. Notes	3.75	2/15/2052	145,000	98,103
Cenovus Energy, Inc., Sr. Unscd. Notes	5.25	6/15/2037	27,000	25,354
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	2,000	2,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	50,000	41,193
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	5.13	6/30/2027	101,000	101,738
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	117,000	105,227
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	325,000	339,177
Chevron Corp., Sr. Unscd. Notes	2.00	5/11/2027	275,000	265,199
Chevron Corp., Sr. Unscd. Notes	2.24	5/11/2030	40,000	36,388
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	175,000	116,658
Chevron USA, Inc., Gtd. Notes	3.25	10/15/2029	165,000	158,747
ConocoPhillips Co., Gtd. Notes	3.76	3/15/2042	250,000	199,363
ConocoPhillips Co., Gtd. Notes	4.03	3/15/2062	311,000	223,827
ConocoPhillips Co., Gtd. Notes	5.55	3/15/2054	178,000	169,349
ConocoPhillips Co., Gtd. Notes	5.65	1/15/2065	300,000	283,798
Coterra Energy, Inc., Sr. Unscd. Notes	3.90	5/15/2027	138,000	136,316
DCP Midstream Operating LP, Gtd. Notes	5.60	4/1/2044	56,000	51,857
DCP Midstream Operating LP, Gtd. Notes	5.63	7/15/2027	120,000	122,145
Devon Energy Corp., Sr. Unscd. Notes	4.50	1/15/2030	254,000	251,638
Devon Energy Corp., Sr. Unscd. Notes	4.75	5/15/2042	75,000	62,890
Devon Energy Corp., Sr. Unscd. Notes	5.25	10/15/2027	40,000	40,082
Devon Energy Corp., Sr. Unscd. Notes	5.60	7/15/2041	145,000	134,437
Devon Energy Corp., Sr. Unscd. Notes	5.75	9/15/2054	250,000	224,152
Diamondback Energy, Inc., Gtd. Notes	3.25	12/1/2026	123,000	121,001
Diamondback Energy, Inc., Gtd. Notes(a)	3.50	12/1/2029	71,000	67,771
Diamondback Energy, Inc., Gtd. Notes	4.25	3/15/2052	65,000	49,091
Diamondback Energy, Inc., Gtd. Notes	4.40	3/24/2051	100,000	77,621
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	300,000	300,953
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	200,000	184,801
Diamondback Energy, Inc., Gtd. Notes	6.25	3/15/2033	47,000	49,986
Eastern Gas Transmission & Storage, Inc., Sr. Unscd. Notes	4.80	11/1/2043	40,000	34,673
Enbridge, Inc., Gtd. Notes	1.60	10/4/2026	160,000	154,597
Enbridge, Inc., Gtd. Notes	4.00	11/15/2049	200,000	148,177
Enbridge, Inc., Gtd. Notes(a)	4.25	12/1/2026	268,000	267,032
Enbridge, Inc., Gtd. Notes	5.25	4/5/2027	300,000	303,595
Enbridge, Inc., Gtd. Notes	5.50	12/1/2046	5,000	4,765
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	500,000	518,101
Energy Transfer LP, Gtd. Notes	5.35	5/15/2045	59,000	52,985
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	223,000	226,170
Energy Transfer LP, Sr. Unscd. Notes	4.20	4/15/2027	120,000	119,257
Energy Transfer LP, Sr. Unscd. Notes	4.90	3/15/2035	98,000	93,696
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	325,000	328,408
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	125,000	104,347
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/1/2044	100,000	89,338
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/15/2047	50,000	44,011
Energy Transfer LP, Sr. Unscd. Notes	5.40	10/1/2047	105,000	93,427
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	100,000	100,832
Energy Transfer LP, Sr. Unscd. Notes	5.60	9/1/2034	100,000	101,229
Energy Transfer LP, Sr. Unscd. Notes	5.95	10/1/2043	25,000	24,055
Energy Transfer LP, Sr. Unscd. Notes	6.05	12/1/2026	30,000	30,528
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	10,000	10,459
Energy Transfer LP, Sr. Unscd. Notes	6.20	4/1/2055	200,000	196,108
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	165,000	162,791

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
Energy Transfer LP, Sr. Unscd. Notes	6.40	12/1/2030	20,000	21,452
Energy Transfer LP, Sr. Unscd. Notes	6.50	2/1/2042	795,000	828,681
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	60,000	64,754
Energy Transfer LP, Sr. Unscd. Notes, Ser. 20Y	5.80	6/15/2038	95,000	94,982
ENI USA, Inc., Gtd. Debs.	7.30	11/15/2027	10,000	10,583
Enterprise Products Operating LLC, Gtd. Bonds	6.45	9/1/2040	50,000	54,329
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	50,000	46,670
Enterprise Products Operating LLC, Gtd. Notes	3.20	2/15/2052	23,000	14,995
Enterprise Products Operating LLC, Gtd. Notes	3.70	1/31/2051	120,000	86,031
Enterprise Products Operating LLC, Gtd. Notes	3.95	2/15/2027	170,000	168,988
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	107,000	77,561
Enterprise Products Operating LLC, Gtd. Notes	4.15	10/16/2028	70,000	69,628
Enterprise Products Operating LLC, Gtd. Notes	4.20	1/31/2050	50,000	39,469
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	250,000	201,312
Enterprise Products Operating LLC, Gtd. Notes	4.45	2/15/2043	40,000	34,228
Enterprise Products Operating LLC, Gtd. Notes	4.80	2/1/2049	328,000	283,798
Enterprise Products Operating LLC, Gtd. Notes	4.85	8/15/2042	225,000	204,162
Enterprise Products Operating LLC, Gtd. Notes	4.85	3/15/2044	30,000	26,978
Enterprise Products Operating LLC, Gtd. Notes(a)	4.95	2/15/2035	352,000	348,880
Enterprise Products Operating LLC, Gtd. Notes	5.10	2/15/2045	95,000	87,826
Enterprise Products Operating LLC, Gtd. Notes	5.95	2/1/2041	124,000	127,705
EOG Resources, Inc., Sr. Unscd. Notes	4.95	4/15/2050	115,000	101,511
EOG Resources, Inc., Sr. Unscd. Notes	5.65	12/1/2054	200,000	194,525
EQT Corp., Sr. Unscd. Notes	3.90	10/1/2027	136,000	134,089
EQT Corp., Sr. Unscd. Notes	7.00	2/1/2030	286,000	309,100
Equinor ASA, Gtd. Notes	2.38	5/22/2030	81,000	74,120
Equinor ASA, Gtd. Notes	3.25	11/18/2049	180,000	125,533
Equinor ASA, Gtd. Notes	3.70	4/6/2050	100,000	75,514
Equinor ASA, Gtd. Notes	5.10	8/17/2040	278,000	272,062
Equities Corp., Sr. Unscd. Notes	5.00	1/15/2029	262,000	263,598
Exxon Mobil Corp., Sr. Unscd. Notes	2.28	8/16/2026	215,000	210,915
Exxon Mobil Corp., Sr. Unscd. Notes	2.44	8/16/2029	189,000	177,589
Exxon Mobil Corp., Sr. Unscd. Notes	2.61	10/15/2030	94,000	86,606
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	217,000	144,578
Exxon Mobil Corp., Sr. Unscd. Notes	3.45	4/15/2051	313,000	220,980
Exxon Mobil Corp., Sr. Unscd. Notes	3.48	3/19/2030	243,000	234,880
Exxon Mobil Corp., Sr. Unscd. Notes	4.23	3/19/2040	129,000	114,640
Exxon Mobil Corp., Sr. Unscd. Notes	4.33	3/19/2050	180,000	148,495
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	190,000	220,341
Halliburton Co., Sr. Unscd. Notes	2.92	3/1/2030	204,000	189,668
Halliburton Co., Sr. Unscd. Notes	4.50	11/15/2041	25,000	21,399
Halliburton Co., Sr. Unscd. Notes	4.75	8/1/2043	55,000	47,466
Halliburton Co., Sr. Unscd. Notes	4.85	11/15/2035	261,000	250,628
Helmerich & Payne, Inc., Sr. Unscd. Notes(a)	4.85	12/1/2029	200,000	193,239
Hess Corp., Sr. Unscd. Bonds	7.88	10/1/2029	300,000	339,267
Hess Corp., Sr. Unscd. Notes	4.30	4/1/2027	150,000	149,894
Hess Corp., Sr. Unscd. Notes	7.13	3/15/2033	20,000	22,950
HF Sinclair Corp., Sr. Unscd. Notes(a)	5.00	2/1/2028	200,000	199,649
HF Sinclair Corp., Sr. Unscd. Notes	5.75	1/15/2031	50,000	51,157
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	8/15/2042	35,000	31,164

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	110,000	98,267
Kinder Morgan Energy Partners LP, Gtd. Notes	5.40	9/1/2044	100,000	92,603
Kinder Morgan Energy Partners LP, Gtd. Notes	5.50	3/1/2044	200,000	187,522
Kinder Morgan Energy Partners LP, Gtd. Notes	6.38	3/1/2041	50,000	51,950
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	553,000	609,406
Kinder Morgan Energy Partners LP, Gtd. Notes	7.75	3/15/2032	50,000	57,263
Kinder Morgan, Inc., Gtd. Notes	1.75	11/15/2026	175,000	168,973
Kinder Morgan, Inc., Gtd. Notes	3.25	8/1/2050	30,000	19,239
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	220,000	150,487
Kinder Morgan, Inc., Gtd. Notes	4.80	2/1/2033	50,000	49,171
Kinder Morgan, Inc., Gtd. Notes	5.05	2/15/2046	25,000	21,953
Kinder Morgan, Inc., Gtd. Notes	5.45	8/1/2052	30,000	27,340
Kinder Morgan, Inc., Gtd. Notes	5.55	6/1/2045	125,000	117,475
Kinder Morgan, Inc., Sr. Unscd. Notes	5.40	2/1/2034	250,000	252,677
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	88,000	86,463
Marathon Petroleum Corp., Sr. Unscd. Notes	4.50	4/1/2048	90,000	69,687
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	50,000	41,694
Marathon Petroleum Corp., Sr. Unscd. Notes	6.50	3/1/2041	30,000	31,311
MPLX LP, Sr. Unscd. Notes	2.65	8/15/2030	200,000	181,183
MPLX LP, Sr. Unscd. Notes	4.00	3/15/2028	150,000	147,968
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	495,000	491,771
MPLX LP, Sr. Unscd. Notes	4.70	4/15/2048	20,000	16,163
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	55,000	44,359
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	115,000	113,560
MPLX LP, Sr. Unscd. Notes	4.95	3/14/2052	100,000	82,553
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	362,000	356,478
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	50,000	43,399
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	100,000	86,734
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	70,000	63,170
MPLX LP, Sr. Unscd. Notes	5.65	3/1/2053	50,000	45,599
NOV, Inc., Sr. Unscd. Notes	3.60	12/1/2029	95,000	91,046
Occidental Petroleum Corp., Sr. Unscd. Notes	5.00	8/1/2027	50,000	50,266
Occidental Petroleum Corp., Sr. Unscd. Notes	6.13	1/1/2031	80,000	82,806
Occidental Petroleum Corp., Sr. Unscd. Notes	6.20	3/15/2040	190,000	186,046
Occidental Petroleum Corp., Sr. Unscd. Notes	6.60	3/15/2046	90,000	89,018
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	110,000	116,099
Occidental Petroleum Corp., Sr. Unscd. Notes	7.88	9/15/2031	342,000	381,917
Occidental Petroleum Corp., Sr. Unscd. Notes	8.50	7/15/2027	93,000	97,753
ONEOK Partners LP, Gtd. Notes	6.20	9/15/2043	15,000	14,981
ONEOK, Inc., Gtd. Bonds	4.25	9/15/2046	50,000	37,868
ONEOK, Inc., Gtd. Notes	3.95	3/1/2050	200,000	141,764
ONEOK, Inc., Gtd. Notes	4.00	7/13/2027	25,000	24,775
ONEOK, Inc., Gtd. Notes	4.20	10/3/2047	100,000	75,033
ONEOK, Inc., Gtd. Notes	4.35	3/15/2029	25,000	24,771
ONEOK, Inc., Gtd. Notes	5.15	10/15/2043	500,000	440,850
ONEOK, Inc., Gtd. Notes	5.20	7/15/2048	75,000	64,918
ONEOK, Inc., Gtd. Notes	5.45	6/1/2047	200,000	177,553
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	86,000	88,724
ONEOK, Inc., Gtd. Notes	5.70	11/1/2054	200,000	183,957
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	200,000	184,140

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000	104,926
ONEOK, Inc., Gtd. Notes	6.35	1/15/2031	100,000	106,563
Ovintiv, Inc., Gtd. Bonds	7.20	11/1/2031	50,000	54,343
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	310,000	320,558
Patterson-UTI Energy, Inc., Sr. Unscd. Notes	7.15	10/1/2033	10,000	10,344
Phillips 66 Co., Gtd. Notes	3.30	3/15/2052	75,000	48,251
Phillips 66 Co., Gtd. Notes	3.55	10/1/2026	20,000	19,796
Phillips 66 Co., Gtd. Notes	3.90	3/15/2028	375,000	369,972
Phillips 66 Co., Gtd. Notes	4.68	2/15/2045	260,000	217,370
Phillips 66 Co., Gtd. Notes	4.90	10/1/2046	10,000	8,508
Phillips 66 Co., Gtd. Notes	4.95	12/1/2027	140,000	141,473
Phillips 66 Co., Gtd. Notes	5.50	3/15/2055	110,000	99,915
Pioneer Natural Resources Co., Sr. Unscd. Notes	1.90	8/15/2030	100,000	88,560
Pioneer Natural Resources Co., Sr. Unscd. Notes	2.15	1/15/2031	101,000	89,365
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Bonds	4.50	12/15/2026	60,000	59,976
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	200,000	169,875
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	5.15	6/1/2042	40,000	35,559
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.20	3/15/2028	100,000	99,199
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.90	9/15/2037	140,000	147,091
Shell Finance US, Inc., Gtd. Notes	3.75	9/12/2046	35,000	26,712
Shell Finance US, Inc., Gtd. Notes	4.00	5/10/2046	746,000	591,242
Shell Finance US, Inc., Gtd. Notes	4.38	5/11/2045	160,000	134,944
Shell International Finance BV, Gtd. Notes	3.00	11/26/2051	235,000	150,752
Shell International Finance BV, Gtd. Notes	3.13	11/7/2049	110,000	73,387
Shell International Finance BV, Gtd. Notes	3.88	11/13/2028	214,000	212,109
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(c)	6.18	10/1/2054	250,000	236,872
Spectra Energy Partners LP, Gtd. Notes	4.50	3/15/2045	145,000	120,084
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	180,000	132,370
Suncor Energy, Inc., Sr. Unscd. Notes	6.80	5/15/2038	39,000	41,941
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	180,000	189,174
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	50,000	52,351
Targa Resources Corp., Gtd. Notes	6.50	3/30/2034	85,000	91,255
Targa Resources Corp., Gtd. Notes	6.50	2/15/2053	195,000	199,373
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	250,000	247,282
TC PipeLines LP, Sr. Unscd. Notes	3.90	5/25/2027	47,000	46,460
Texas Eastern Transmission LP, Sr. Unscd. Notes	7.00	7/15/2032	25,000	27,615
The Williams Companies, Inc., Sr. Unscd. Notes	2.60	3/15/2031	175,000	156,292
The Williams Companies, Inc., Sr. Unscd. Notes	3.50	10/15/2051	65,000	44,189
The Williams Companies, Inc., Sr. Unscd. Notes	4.65	8/15/2032	100,000	98,002
The Williams Companies, Inc., Sr. Unscd. Notes	4.85	3/1/2048	85,000	72,999
The Williams Companies, Inc., Sr. Unscd. Notes	4.90	1/15/2045	50,000	43,848
The Williams Companies, Inc., Sr. Unscd. Notes	5.10	9/15/2045	100,000	90,189
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	102,398
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2052	100,000	90,797
The Williams Companies, Inc., Sr. Unscd. Notes	5.65	3/15/2033	10,000	10,350
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	379,000	398,998
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	100,000	94,461
TotalEnergies Capital International SA, Gtd. Notes	2.99	6/29/2041	100,000	73,836
TotalEnergies Capital International SA, Gtd. Notes	3.13	5/29/2050	100,000	65,964

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
TotalEnergies Capital SA, Gtd. Notes	4.72	9/10/2034	100,000	99,193
TotalEnergies Capital SA, Gtd. Notes	5.15	4/5/2034	500,000	511,612
TotalEnergies Capital SA, Gtd. Notes	5.43	9/10/2064	100,000	92,937
TransCanada PipeLines Ltd., Sr. Unscd. Bonds	6.10	6/1/2040	25,000	25,554
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.10	4/15/2030	225,000	219,188
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.25	5/15/2028	161,000	159,971
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.63	3/1/2034	294,000	280,772
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.10	3/15/2049	230,000	206,940
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.85	3/15/2036	50,000	51,167
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.00	3/15/2028	53,000	52,350
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.45	8/1/2042	40,000	33,861
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	207,000	184,714
Valero Energy Corp., Sr. Unscd. Notes	3.65	12/1/2051	80,000	53,585
Valero Energy Corp., Sr. Unscd. Notes	4.35	6/1/2028	250,000	249,325
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	26,000	28,063
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	200,000	199,428
Western Midstream Operating LP, Sr. Unscd. Notes	4.05	2/1/2030	50,000	48,039
Western Midstream Operating LP, Sr. Unscd. Notes	5.25	2/1/2050	60,000	50,344
Western Midstream Operating LP, Sr. Unscd. Notes	5.50	8/15/2048	50,000	42,722
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	154,000	160,548
Woodside Finance Ltd., Gtd. Notes	5.10	9/12/2034	130,000	125,910
Woodside Finance Ltd., Gtd. Notes	5.40	5/19/2030	100,000	101,435
Woodside Finance Ltd., Gtd. Notes	5.70	5/19/2032	100,000	101,897
Woodside Finance Ltd., Gtd. Notes	5.70	9/12/2054	200,000	181,726
Woodside Finance Ltd., Gtd. Notes	6.00	5/19/2035	200,000	204,262
				33,352,686
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	2.30	3/1/2030	50,000	45,575
Republic Services, Inc., Sr. Unscd. Notes	3.05	3/1/2050	25,000	16,799
Republic Services, Inc., Sr. Unscd. Notes	3.38	11/15/2027	23,000	22,565
Republic Services, Inc., Sr. Unscd. Notes	4.88	4/1/2029	100,000	101,869
Republic Services, Inc., Sr. Unscd. Notes	5.00	11/15/2029	250,000	255,740
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	100,955
Republic Services, Inc., Sr. Unscd. Notes	5.20	11/15/2034	100,000	102,075
Veralto Corp., Gtd. Notes	5.35	9/18/2028	15,000	15,379
Veralto Corp., Gtd. Notes	5.45	9/18/2033	125,000	128,320
Veralto Corp., Gtd. Notes	5.50	9/18/2026	25,000	25,231
Waste Connections, Inc., Sr. Unscd. Notes	4.20	1/15/2033	200,000	192,668
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	200,000	201,200
Waste Management, Inc., Gtd. Notes	1.15	3/15/2028	311,000	287,819
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	74,000	68,143
Waste Management, Inc., Gtd. Notes	2.50	11/15/2050	20,000	11,726
Waste Management, Inc., Gtd. Notes	3.88	1/15/2029	100,000	98,445
Waste Management, Inc., Gtd. Notes	4.15	4/15/2032	215,000	209,175
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	315,000	255,258
Waste Management, Inc., Gtd. Notes	4.88	2/15/2029	100,000	102,020
				2,240,962
Financials — .0%
Brookfield Capital Finance LLC, Gtd. Notes	6.09	6/14/2033	10,000	10,599
Brookfield Finance LLC/Brookfield Finance, Inc., Gtd. Notes	3.45	4/15/2050	280,000	190,285

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Financials — .0% (continued)
Brookfield Finance, Inc., Gtd. Notes	4.85	3/29/2029	194,000	195,579
Brookfield Finance, Inc., Gtd. Notes	5.68	1/15/2035	225,000	230,786
				627,249
Food Products — .4%
Ahold Finance USA LLC, Gtd. Notes	6.88	5/1/2029	25,000	27,081
Conagra Brands, Inc., Sr. Unscd. Notes	5.00	8/1/2030	100,000	100,243
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	125,000	110,105
ConAgra Brands, Inc., Sr. Unscd. Notes	5.30	10/1/2026	50,000	50,326
Flowers Foods, Inc., Sr. Unscd. Notes	2.40	3/15/2031	65,000	56,641
Flowers Foods, Inc., Sr. Unscd. Notes	6.20	3/15/2055	200,000	195,310
General Mills, Inc., Sr. Unscd. Notes	3.20	2/10/2027	25,000	24,549
General Mills, Inc., Sr. Unscd. Notes	4.20	4/17/2028	225,000	223,983
General Mills, Inc., Sr. Unscd. Notes	4.88	1/30/2030	755,000	764,433
General Mills, Inc., Sr. Unscd. Notes	5.25	1/30/2035	280,000	279,839
General Mills, Inc., Sr. Unscd. Notes	5.50	10/17/2028	18,000	18,566
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	40,000	35,414
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	4.38	2/2/2052	310,000	235,098
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.75	4/1/2033	123,000	126,075
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	6.75	3/15/2034	33,000	35,875
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	7.25	11/15/2053	300,000	331,549
Kellanova, Sr. Unscd. Notes(a)	2.10	6/1/2030	25,000	22,351
Kellanova, Sr. Unscd. Notes	4.30	5/15/2028	77,000	77,157
Kellanova, Sr. Unscd. Notes	4.50	4/1/2046	30,000	25,637
Kellanova, Sr. Unscd. Notes	5.25	3/1/2033	60,000	61,163
Kraft Heinz Foods Co., Gtd. Notes	3.88	5/15/2027	110,000	108,654
Kraft Heinz Foods Co., Gtd. Notes	4.25	3/1/2031	146,000	141,406
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	194,000	154,175
Kraft Heinz Foods Co., Gtd. Notes	4.88	10/1/2049	85,000	71,004
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042	65,000	57,949
Kraft Heinz Foods Co., Gtd. Notes	5.20	7/15/2045	350,000	310,760
Kraft Heinz Foods Co., Gtd. Notes	6.88	1/26/2039	155,000	167,004
McCormick & Co., Inc., Sr. Unscd. Notes	1.85	2/15/2031	15,000	12,943
Mondelez International, Inc., Sr. Unscd. Notes	2.63	3/17/2027	345,000	335,422
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	350,000	323,574
Pilgrim’s Pride Corp., Gtd. Notes	3.50	3/1/2032	310,000	278,254
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	50,000	52,529
Pilgrim’s Pride Corp., Gtd. Notes	6.88	5/15/2034	60,000	65,588
Sysco Corp., Gtd. Notes	3.15	12/14/2051	100,000	63,670
Sysco Corp., Gtd. Notes	3.30	2/15/2050	20,000	13,367
Sysco Corp., Gtd. Notes	4.50	4/1/2046	50,000	41,950
Sysco Corp., Gtd. Notes	4.85	10/1/2045	205,000	180,407
Sysco Corp., Gtd. Notes	5.75	1/17/2029	50,000	51,979
Sysco Corp., Gtd. Notes	5.95	4/1/2030	52,000	54,780
Sysco Corp., Gtd. Notes	6.00	1/17/2034	52,000	55,567
Sysco Corp., Gtd. Notes	6.60	4/1/2050	20,000	21,683
The Campbell’s Comapny, Sr. Unscd. Notes	5.20	3/21/2029	400,000	407,789
The Campbell’s Comapny, Sr. Unscd. Notes	5.40	3/21/2034	150,000	151,502
The Hershey Company, Sr. Unscd. Notes	4.25	5/4/2028	90,000	90,332
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	200,000	201,937
The Hershey Company, Sr. Unscd. Notes	4.75	2/24/2030	200,000	202,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Food Products — .4% (continued)
The Hershey Company, Sr. Unscd. Notes	5.10	2/24/2035	100,000	101,278
The J.M. Smucker Company, Sr. Unscd. Notes	2.38	3/15/2030	88,000	80,031
The J.M. Smucker Company, Sr. Unscd. Notes	5.90	11/15/2028	85,000	88,820
The J.M. Smucker Company, Sr. Unscd. Notes	6.50	11/15/2043	15,000	15,963
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	175,000	150,153
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	124,000	122,481
The Kroger Company, Sr. Unscd. Notes	3.95	1/15/2050	175,000	130,508
The Kroger Company, Sr. Unscd. Notes	5.50	9/15/2054	400,000	377,005
Tyson Foods, Inc., Sr. Unscd. Bonds	4.88	8/15/2034	10,000	9,747
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	34,000	30,746
Tyson Foods, Inc., Sr. Unscd. Notes	3.55	6/2/2027	275,000	270,194
Tyson Foods, Inc., Sr. Unscd. Notes	4.35	3/1/2029	138,000	136,918
Tyson Foods, Inc., Sr. Unscd. Notes	5.10	9/28/2048	105,000	93,650
				8,026,009
Foreign Governmental — 1.6%
Canada, Bonds(a)	3.75	4/26/2028	875,000	871,520
Chile, Sr. Unscd. Notes	2.45	1/31/2031	49,000	43,773
Chile, Sr. Unscd. Notes	2.75	1/31/2027	350,000	341,465
Chile, Sr. Unscd. Notes	3.10	5/7/2041	482,000	356,137
Chile, Sr. Unscd. Notes	3.10	1/22/2061	351,000	210,823
Chile, Sr. Unscd. Notes	3.24	2/6/2028	323,000	314,010
Chile, Sr. Unscd. Notes	3.50	1/31/2034	520,000	466,371
Chile, Sr. Unscd. Notes	4.85	1/22/2029	200,000	202,483
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	600,000	600,039
Export Development Canada, Govt. Gtd. Notes	4.13	2/13/2029	100,000	100,537
Export Development Canada, Govt. Gtd. Notes	4.75	6/5/2034	200,000	205,086
Export-Import Bank of Korea, Sr. Unscd. Notes	1.13	12/29/2026	90,000	86,064
Export-Import Bank of Korea, Sr. Unscd. Notes	2.50	6/29/2041	170,000	120,222
Export-Import Bank of Korea, Sr. Unscd. Notes	4.13	10/17/2027	200,000	199,345
Export-Import Bank of Korea, Sr. Unscd. Notes	4.50	1/11/2029	300,000	301,975
Hydro-Quebec, Govt. Gtd. Debs., Ser. HH	8.50	12/1/2029	25,000	29,121
Indonesia, Sr. Unscd. Notes	2.85	2/14/2030	420,000	393,194
Indonesia, Sr. Unscd. Notes	3.05	3/12/2051	50,000	33,136
Indonesia, Sr. Unscd. Notes	3.35	3/12/2071	386,000	246,357
Indonesia, Sr. Unscd. Notes	3.40	9/18/2029	40,000	38,665
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	390,000	383,769
Indonesia, Sr. Unscd. Notes	3.70	10/30/2049	200,000	149,999
Indonesia, Sr. Unscd. Notes	4.70	2/10/2034	200,000	196,032
Indonesia, Sr. Unscd. Notes	4.85	1/11/2033	200,000	199,910
Indonesia, Sr. Unscd. Notes	5.10	2/10/2054	100,000	93,135
Indonesia, Sr. Unscd. Notes	5.25	1/15/2030	200,000	207,009
Indonesia, Sr. Unscd. Notes(a)	5.60	1/15/2035	170,000	177,403
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	743,000	525,369
Israel, Sr. Unscd. Bonds, Ser. 30Y	4.13	1/17/2048	100,000	75,671
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054	550,000	510,821
Israel Government AID Bond, Govt. Gtd. Notes, Ser. 30Y	5.50	9/18/2033	40,000	42,585
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.25	1/21/2031	260,000	222,240
Japan Bank for International Cooperation, Govt. Gtd. Bonds	4.63	7/19/2028	200,000	202,955
Japan Bank for International Cooperation, Govt. Gtd. Bonds, Ser. DTC	2.25	11/4/2026	634,000	618,420
Japan Bank for International Cooperation, Govt. Gtd. Notes	1.88	4/15/2031	310,000	272,693

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Foreign Governmental — 1.6% (continued)
Japan Bank for International Cooperation, Govt. Gtd. Notes	3.50	10/31/2028	600,000	589,290
Japan Bank for International Cooperation, Govt. Gtd. Notes	4.38	1/24/2031	500,000	502,959
Japan International Cooperation Agency, Govt. Gtd. Bonds	2.13	10/20/2026	450,000	438,003
Korea, Sr. Unscd. Notes	4.13	6/10/2044	425,000	368,657
Mexico, Sr. Unscd. Notes	3.25	4/16/2030	75,000	69,211
Mexico, Sr. Unscd. Notes	3.50	2/12/2034	1,322,000	1,109,614
Mexico, Sr. Unscd. Notes	4.15	3/28/2027	105,000	104,384
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	1,303,000	999,585
Mexico, Sr. Unscd. Notes	4.50	4/22/2029	50,000	49,310
Mexico, Sr. Unscd. Notes	4.50	1/31/2050	150,000	108,740
Mexico, Sr. Unscd. Notes	4.75	4/27/2032	270,000	256,237
Mexico, Sr. Unscd. Notes	4.75	3/8/2044	424,000	334,060
Mexico, Sr. Unscd. Notes	4.88	5/19/2033	295,000	277,272
Mexico, Sr. Unscd. Notes	6.00	5/13/2030	200,000	206,736
Mexico, Sr. Unscd. Notes	6.34	5/4/2053	200,000	182,907
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	183,500
Mexico, Sr. Unscd. Notes	6.75	9/27/2034	89,000	94,183
Mexico, Sr. Unscd. Notes	6.88	5/13/2037	200,000	207,023
Mexico, Sr. Unscd. Notes	7.38	5/13/2055	200,000	206,037
Mexico, Sr. Unscd. Notes	7.50	4/8/2033	150,000	165,688
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	387,000	264,500
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	495,000	496,346
Panama, Sr. Unscd. Bonds	8.88	9/30/2027	380,000	410,729
Panama, Sr. Unscd. Notes	3.16	1/23/2030	375,000	337,619
Panama, Sr. Unscd. Notes	3.30	1/19/2033	50,000	41,111
Panama, Sr. Unscd. Notes	3.87	7/23/2060	305,000	177,253
Panama, Sr. Unscd. Notes	4.50	4/1/2056	293,000	193,477
Panama, Sr. Unscd. Notes	6.40	2/14/2035	50,000	49,157
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	862,000	933,830
Peru, Sr. Unscd. Bonds	8.75	11/21/2033	71,000	86,970
Peru, Sr. Unscd. Notes	1.86	12/1/2032	306,000	245,359
Peru, Sr. Unscd. Notes	2.78	12/1/2060	50,000	26,494
Peru, Sr. Unscd. Notes	3.00	1/15/2034	427,000	359,084
Peru, Sr. Unscd. Notes	3.23	7/28/2121	50,000	26,408
Peru, Sr. Unscd. Notes	3.55	3/10/2051	200,000	135,292
Philippines, Sr. Unscd. Bonds(a)	1.95	1/6/2032	900,000	761,893
Philippines, Sr. Unscd. Bonds	3.95	1/20/2040	331,000	286,431
Philippines, Sr. Unscd. Bonds	5.50	2/4/2035	300,000	312,644
Philippines, Sr. Unscd. Bonds	5.90	2/4/2050	200,000	205,331
Philippines, Sr. Unscd. Bonds	9.50	2/2/2030	267,000	321,752
Philippines, Sr. Unscd. Notes	2.65	12/10/2045	700,000	455,402
Province of Alberta Canada, Sr. Unscd. Bonds	1.30	7/22/2030	325,000	283,632
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	665,000	652,391
Province of Alberta Canada, Sr. Unscd. Notes	4.50	6/26/2029	400,000	405,668
Province of British Columbia Canada, Bonds	7.25	9/1/2036	80,000	95,904
Province of British Columbia Canada, Sr. Unscd. Bonds	4.90	4/24/2029	500,000	513,615
Province of British Columbia Canada, Sr. Unscd. Notes	1.30	1/29/2031	220,000	188,414
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	215,000	210,096
Province of Ontario Canada, Sr. Unscd. Notes	1.05	5/21/2027	65,000	61,610
Province of Ontario Canada, Sr. Unscd. Notes	1.60	2/25/2031	490,000	426,714

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Foreign Governmental — 1.6% (continued)
Province of Ontario Canada, Sr. Unscd. Notes	1.80	10/14/2031	456,000	393,408
Province of Ontario Canada, Sr. Unscd. Notes	2.00	10/2/2029	180,000	165,686
Province of Ontario Canada, Sr. Unscd. Notes	2.13	1/21/2032	95,000	83,040
Province of Ontario Canada, Unscd. Bonds	1.13	10/7/2030	961,000	825,830
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	55,000	61,911
Province of Quebec Canada, Sr. Unscd. Notes	1.35	5/28/2030	600,000	527,695
Province of Quebec Canada, Sr. Unscd. Notes	2.75	4/12/2027	145,000	141,666
Province of Quebec Canada, Unscd. Notes	1.90	4/21/2031	800,000	704,569
Republic of Italy, Sr. Unscd. Notes, Ser. 10Y	4.00	10/17/2049	300,000	215,418
Republic of Italy, Sr. Unscd. Notes, Ser. 30Y	3.88	5/6/2051	425,000	292,791
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	4/4/2053	355,000	331,457
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	400,000	373,294
Republic of Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	110,000	113,323
Svensk Exportkredit AB, Sr. Unscd. Notes(b)	0.00	5/11/2037	30,000	16,512
Svensk Exportkredit AB, Sr. Unscd. Notes	4.13	6/14/2028	350,000	351,004
Uruguay, Sr. Unscd. Bonds	4.13	11/20/2045	50,000	42,348
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	260,000	258,859
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	280,000	245,827
Uruguay, Sr. Unscd. Bonds	5.10	6/18/2050	284,000	260,068
Uruguay, Sr. Unscd. Notes	4.38	10/27/2027	1,174,000	1,176,395
				31,037,957
Forest Products & Paper — .0%
International Paper Co., Sr. Unscd. Notes	4.80	6/15/2044	113,000	98,512
Suzano Austria GmbH, Gtd. Notes	5.00	1/15/2030	187,000	186,125
Suzano Austria GmbH, Gtd. Notes	6.00	1/15/2029	25,000	25,670
Suzano Austria GmbH, Gtd. Notes, Ser. DM3N	3.13	1/15/2032	170,000	149,310
Suzano International Finance BV, Gtd. Notes	5.50	1/17/2027	185,000	187,101
				646,718
Health Care — 2.6%
Abbott Laboratories, Sr. Unscd. Notes	1.15	1/30/2028	123,000	114,700
Abbott Laboratories, Sr. Unscd. Notes	3.75	11/30/2026	120,000	119,310
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	454,000	423,148
Abbott Laboratories, Sr. Unscd. Notes	6.00	4/1/2039	25,000	27,169
AbbVie, Inc., Sr. Unscd. Notes	2.95	11/21/2026	500,000	491,248
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	145,000	138,260
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	100,000	100,061
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	806,000	657,305
AbbVie, Inc., Sr. Unscd. Notes	4.30	5/14/2036	567,000	531,704
AbbVie, Inc., Sr. Unscd. Notes	4.50	5/14/2035	100,000	96,049
AbbVie, Inc., Sr. Unscd. Notes	4.70	5/14/2045	269,000	240,003
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	125,000	112,213
AbbVie, Inc., Sr. Unscd. Notes	4.95	3/15/2031	610,000	622,406
AbbVie, Inc., Sr. Unscd. Notes	5.20	3/15/2035	200,000	203,222
AbbVie, Inc., Sr. Unscd. Notes	5.35	3/15/2044	45,000	43,889
AbbVie, Inc., Sr. Unscd. Notes	5.60	3/15/2055	250,000	248,329
Adventist Health System, Bonds	3.63	3/1/2049	92,000	60,770
Advocate Health & Hospitals Corp., Sr. Unscd. Bonds	3.83	8/15/2028	50,000	49,322
Advocate Health & Hospitals Corp., Unscd. Notes, Ser. 2020	2.21	6/15/2030	18,000	16,288
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	35,000	29,424
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	265,000	284,726

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Agilent Technologies, Inc., Sr. Unscd. Notes	2.30	3/12/2031	47,000	41,535
Agilent Technologies, Inc., Sr. Unscd. Notes	2.75	9/15/2029	100,000	93,365
Agilent Technologies, Inc., Sr. Unscd. Notes	3.05	9/22/2026	145,000	142,654
AHS Hospital Corp., Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	280,000	171,477
Allina Health System, Scd. Bonds, Ser. 2021(a)	2.90	11/15/2051	100,000	60,802
Allina Health System, Unscd. Bonds, Ser. 2019	3.89	4/15/2049	50,000	37,192
Amgen, Inc., Sr. Unscd. Notes	2.00	1/15/2032	250,000	212,543
Amgen, Inc., Sr. Unscd. Notes	2.60	8/19/2026	127,000	124,615
Amgen, Inc., Sr. Unscd. Notes	2.77	9/1/2053	215,000	125,546
Amgen, Inc., Sr. Unscd. Notes	3.00	2/22/2029	180,000	171,502
Amgen, Inc., Sr. Unscd. Notes	3.35	2/22/2032	135,000	124,734
Amgen, Inc., Sr. Unscd. Notes	4.05	8/18/2029	285,000	280,702
Amgen, Inc., Sr. Unscd. Notes	4.20	3/1/2033	286,000	273,763
Amgen, Inc., Sr. Unscd. Notes	4.20	2/22/2052	90,000	69,728
Amgen, Inc., Sr. Unscd. Notes	4.40	5/1/2045	75,000	63,390
Amgen, Inc., Sr. Unscd. Notes	4.56	6/15/2048	137,000	115,551
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	93,000	78,650
Amgen, Inc., Sr. Unscd. Notes	5.15	3/2/2028	240,000	244,392
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	197,000	202,497
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	612,000	603,936
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	415,000	401,463
Amgen, Inc., Sr. Unscd. Notes	5.75	3/2/2063	115,000	110,566
Ascension Health, Sr. Unscd. Bonds, Ser. B	2.53	11/15/2029	45,000	41,704
Ascension Health, Sr. Unscd. Notes	3.95	11/15/2046	66,000	52,213
Ascension Health, Unscd. Notes	4.85	11/15/2053	25,000	22,369
AstraZeneca Finance LLC, Gtd. Notes	1.75	5/28/2028	160,000	149,774
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	250,000	252,085
AstraZeneca Finance LLC, Gtd. Notes	4.85	2/26/2029	400,000	407,307
AstraZeneca Finance LLC, Gtd. Notes	4.88	3/3/2028	175,000	177,820
AstraZeneca PLC, Sr. Unscd. Notes	3.13	6/12/2027	118,000	115,751
AstraZeneca PLC, Sr. Unscd. Notes	4.00	9/18/2042	50,000	42,211
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	75,000	65,187
Baptist Healthcare System Obligated Group, Unscd. Bonds, Ser. 20B	3.54	8/15/2050	217,000	152,239
Baxter International, Inc., Sr. Unscd. Notes	1.92	2/1/2027	675,000	649,476
Baxter International, Inc., Sr. Unscd. Notes	2.27	12/1/2028	30,000	27,875
Baxter International, Inc., Sr. Unscd. Notes	2.54	2/1/2032	125,000	108,736
Baxter International, Inc., Sr. Unscd. Notes	3.13	12/1/2051	65,000	40,946
Baylor Scott & White Holdings, Unscd. Bonds, Ser. 2021	2.84	11/15/2050	50,000	31,258
Becton, Dickinson & Co., Sr. Unscd. Notes	1.96	2/11/2031	120,000	104,006
Becton, Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	120,000	110,822
Becton, Dickinson & Co., Sr. Unscd. Notes	3.70	6/6/2027	135,000	133,378
Becton, Dickinson & Co., Sr. Unscd. Notes	3.79	5/20/2050	28,000	20,685
Becton, Dickinson & Co., Sr. Unscd. Notes	4.67	6/6/2047	85,000	72,914
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	319,000	321,526
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	75,000	67,256
Biogen, Inc., Sr. Unscd. Notes	3.15	5/1/2050	183,000	113,923
BIO-RAD Laboratories, Inc., Sr. Unscd. Notes	3.30	3/15/2027	15,000	14,688
BIO-RAD Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	100,000	92,149
Bon Secours Mercy Health, Inc., Scd. Notes	3.46	6/1/2030	120,000	114,930
Boston Scientific Corp., Sr. Unscd. Notes	2.65	6/1/2030	25,000	23,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Boston Scientific Corp., Sr. Unscd. Notes	4.70	3/1/2049	80,000	71,085
Bristol-Myers Squibb Co., Sr. Unscd. Notes	1.13	11/13/2027	150,000	140,332
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	20,000	13,585
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.55	11/13/2050	125,000	72,547
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	50,000	45,212
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	510,000	401,326
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.70	3/15/2052	245,000	177,309
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	100,000	99,225
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	3/15/2062	110,000	78,157
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.25	10/26/2049	365,000	292,646
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	100,000	82,942
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	28,000	23,819
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.90	2/22/2029	100,000	101,899
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.10	2/22/2031	200,000	205,857
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.65	2/22/2064	307,000	296,458
Cardinal Health, Inc., Sr. Unscd. Notes	4.50	11/15/2044	120,000	100,300
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	25,000	21,413
Cardinal Health, Inc., Sr. Unscd. Notes	4.90	9/15/2045	90,000	79,214
Cardinal Health, Inc., Sr. Unscd. Notes	5.35	11/15/2034	200,000	202,203
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	75,000	69,407
Cencora, Inc., Sr. Unscd. Notes	3.45	12/15/2027	150,000	146,684
Cencora, Inc., Sr. Unscd. Notes	4.30	12/15/2047	50,000	40,098
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	120,000	109,486
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	365,000	304,978
Centene Corp., Sr. Unscd. Notes	3.00	10/15/2030	120,000	104,431
Centene Corp., Sr. Unscd. Notes	3.38	2/15/2030	60,000	54,021
Centene Corp., Sr. Unscd. Notes	4.63	12/15/2029	310,000	295,302
Children’s Hospital, Unscd. Bonds, Ser. 2020(a)	2.93	7/15/2050	50,000	31,697
City of Hope, Sr. Scd. Notes, Ser. 2013	5.62	11/15/2043	135,000	129,404
CommonSpirit Health, Scd. Bonds	4.35	11/1/2042	50,000	41,963
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	227,000	207,142
CommonSpirit Health, Sr. Scd. Bonds	3.35	10/1/2029	60,000	57,224
CommonSpirit Health, Sr. Scd. Bonds	3.91	10/1/2050	95,000	69,461
CommonSpirit Health, Sr. Scd. Notes	6.46	11/1/2052	50,000	52,874
Community Health Network, Inc., Unscd. Bonds, Ser. 20A	3.10	5/1/2050	65,000	40,989
Corewell Health Obligated Group, Sr. Unscd. Bonds, Ser. 19A	3.49	7/15/2049	135,000	97,619
Cottage Health Obligated Group, Scd. Bonds, Ser. 2020	3.30	11/1/2049	275,000	189,918
CVS Health Corp., Sr. Unscd. Notes	1.88	2/28/2031	70,000	59,786
CVS Health Corp., Sr. Unscd. Notes	2.13	9/15/2031	550,000	468,888
CVS Health Corp., Sr. Unscd. Notes	3.00	8/15/2026	60,000	59,005
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	362,000	343,009
CVS Health Corp., Sr. Unscd. Notes	3.75	4/1/2030	15,000	14,387
CVS Health Corp., Sr. Unscd. Notes	4.13	4/1/2040	9,000	7,480
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	65,000	64,550
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	125,000	107,521
CVS Health Corp., Sr. Unscd. Notes	5.13	2/21/2030	50,000	50,823
CVS Health Corp., Sr. Unscd. Notes	5.13	7/20/2045	353,000	310,093
CVS Health Corp., Sr. Unscd. Notes	5.25	1/30/2031	204,000	207,661
CVS Health Corp., Sr. Unscd. Notes	5.30	6/1/2033	810,000	814,708
CVS Health Corp., Sr. Unscd. Notes	5.63	2/21/2053	100,000	91,756

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
CVS Health Corp., Sr. Unscd. Notes	5.88	6/1/2053	25,000	23,729
CVS Health Corp., Sr. Unscd. Notes	6.00	6/1/2044	500,000	492,093
Danaher Corp., Sr. Unscd. Notes	2.80	12/10/2051	95,000	58,913
DENTSPLY SIRONA, Inc., Sr. Unscd. Notes	3.25	6/1/2030	50,000	45,439
DH Europe Finance II Sarl, Gtd. Notes	3.25	11/15/2039	129,000	102,680
Dignity Health, Scd. Bonds	5.27	11/1/2064	70,000	61,739
Dignity Health, Unscd. Bonds	4.50	11/1/2042	175,000	146,707
Edwards Lifesciences Corp., Sr. Unscd. Notes	4.30	6/15/2028	338,000	337,235
Elevance Health, Inc., Sr. Unscd. Notes	2.55	3/15/2031	70,000	62,451
Elevance Health, Inc., Sr. Unscd. Notes	4.10	3/1/2028	208,000	206,388
Elevance Health, Inc., Sr. Unscd. Notes	4.38	12/1/2047	428,000	344,510
Elevance Health, Inc., Sr. Unscd. Notes	4.55	3/1/2048	388,000	317,887
Elevance Health, Inc., Sr. Unscd. Notes	4.65	8/15/2044	89,000	76,289
Elevance Health, Inc., Sr. Unscd. Notes	4.75	2/15/2033	550,000	542,084
Elevance Health, Inc., Sr. Unscd. Notes	5.50	10/15/2032	100,000	103,310
Elevance Health, Inc., Sr. Unscd. Notes	5.85	11/1/2064	100,000	95,832
Eli Lilly & Co., Sr. Unscd. Notes	2.50	9/15/2060	40,000	21,840
Eli Lilly & Co., Sr. Unscd. Notes	3.38	3/15/2029	165,000	160,730
Eli Lilly & Co., Sr. Unscd. Notes	4.50	2/9/2027	200,000	201,023
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	100,000	98,534
Eli Lilly & Co., Sr. Unscd. Notes	4.70	2/9/2034	550,000	547,644
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	310,000	315,899
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/12/2035	500,000	508,441
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/9/2064	200,000	183,804
GE HealthCare Technologies, Inc., Gtd. Notes	5.65	11/15/2027	250,000	256,261
GE HealthCare Technologies, Inc., Gtd. Notes	5.86	3/15/2030	260,000	273,640
Gilead Sciences, Inc., Sr. Unscd. Notes	1.65	10/1/2030	25,000	21,761
Gilead Sciences, Inc., Sr. Unscd. Notes	2.60	10/1/2040	860,000	612,643
Gilead Sciences, Inc., Sr. Unscd. Notes	2.80	10/1/2050	75,000	46,916
Gilead Sciences, Inc., Sr. Unscd. Notes	2.95	3/1/2027	50,000	48,994
Gilead Sciences, Inc., Sr. Unscd. Notes	4.50	2/1/2045	35,000	30,326
Gilead Sciences, Inc., Sr. Unscd. Notes	4.80	11/15/2029	100,000	101,558
Gilead Sciences, Inc., Sr. Unscd. Notes	5.10	6/15/2035	111,000	111,727
Gilead Sciences, Inc., Sr. Unscd. Notes	5.55	10/15/2053	80,000	78,622
Gilead Sciences, Inc., Sr. Unscd. Notes	5.60	11/15/2064	100,000	97,629
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	143,000	157,862
GlaxoSmithKline Capital, Inc., Gtd. Notes	5.38	4/15/2034	200,000	207,075
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.68	9/1/2041	45,000	31,316
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.88	9/1/2050	141,000	87,978
Hartford Healthcare Corp., Sr. Unscd. Bonds	3.45	7/1/2054	75,000	52,018
HCA, Inc., Gtd. Notes	3.38	3/15/2029	350,000	335,377
HCA, Inc., Gtd. Notes	3.63	3/15/2032	270,000	248,587
HCA, Inc., Gtd. Notes	4.13	6/15/2029	150,000	147,064
HCA, Inc., Gtd. Notes	4.38	3/15/2042	73,000	60,854
HCA, Inc., Gtd. Notes	4.50	2/15/2027	131,000	130,744
HCA, Inc., Gtd. Notes	4.63	3/15/2052	85,000	67,895
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	204,237
HCA, Inc., Gtd. Notes	5.25	6/15/2049	485,000	428,302
HCA, Inc., Gtd. Notes	5.50	6/1/2033	255,000	260,189
HCA, Inc., Gtd. Notes	5.63	9/1/2028	101,000	103,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
HCA, Inc., Gtd. Notes	5.88	2/1/2029	200,000	206,818
HCA, Inc., Gtd. Notes	6.20	3/1/2055	100,000	99,915
Humana, Inc., Sr. Unscd. Notes	3.13	8/15/2029	115,000	108,072
Humana, Inc., Sr. Unscd. Notes(a)	3.70	3/23/2029	74,000	71,667
Humana, Inc., Sr. Unscd. Notes	4.63	12/1/2042	28,000	23,616
Humana, Inc., Sr. Unscd. Notes	5.50	3/15/2053	56,000	50,024
Humana, Inc., Sr. Unscd. Notes	5.75	12/1/2028	50,000	51,774
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	300,000	278,583
Illumina, Inc., Sr. Unscd. Notes	2.55	3/23/2031	150,000	131,794
Indiana University Health, Inc. Obligated Group, Scd. Notes	3.97	11/1/2048	237,000	185,945
Inova Health System Foundation, Unscd. Bonds	4.07	5/15/2052	25,000	19,603
Integris Baptist Medical Center, Inc., Sr. Scd. Bonds, Ser. A	3.88	8/15/2050	25,000	17,620
Iowa Health System, Unscd. Bonds, Ser. 2020	3.67	2/15/2050	50,000	36,074
Johnson & Johnson, Sr. Unscd. Debs.	6.95	9/1/2029	200,000	221,850
Johnson & Johnson, Sr. Unscd. Notes	1.30	9/1/2030	305,000	264,465
Johnson & Johnson, Sr. Unscd. Notes	3.40	1/15/2038	275,000	234,641
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	85,000	64,177
Johnson & Johnson, Sr. Unscd. Notes	3.63	3/3/2037	135,000	119,706
Johnson & Johnson, Sr. Unscd. Notes	3.70	3/1/2046	257,000	205,103
Johnson & Johnson, Sr. Unscd. Notes	4.38	12/5/2033	250,000	248,372
Johnson & Johnson, Sr. Unscd. Notes	4.85	3/1/2032	325,000	332,364
Johnson & Johnson, Sr. Unscd. Notes	5.00	3/1/2035	500,000	509,852
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	70,000	68,572
Kaiser Foundation Hospitals, Gtd. Notes	4.15	5/1/2047	240,000	196,070
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	180,000	116,084
Laboratory Corp. of America Holdings, Gtd. Notes	2.95	12/1/2029	65,000	60,859
Laboratory Corp. of America Holdings, Gtd. Notes	4.70	2/1/2045	70,000	60,971
Mass General Brigham, Inc., Unscd. Notes, Ser. 2020	3.19	7/1/2049	140,000	95,227
Mayo Clinic, Unscd. Bonds, Ser. 2016	4.13	11/15/2052	270,000	214,299
McKesson Corp., Sr. Unscd. Notes	1.30	8/15/2026	290,000	280,840
McKesson Corp., Sr. Unscd. Notes	4.90	7/15/2028	40,000	40,636
McKesson Corp., Sr. Unscd. Notes	5.10	7/15/2033	10,000	10,164
Mead Johnson Nutrition Co., Gtd. Notes	5.90	11/1/2039	20,000	20,682
Medtronic, Inc., Gtd. Notes	4.38	3/15/2035	350,000	337,105
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	90,000	80,432
Memorial Health Services, Sr. Unscd. Notes	3.45	11/1/2049	50,000	35,076
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes	4.13	7/1/2052	5,000	3,958
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	50,000	39,881
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	149,000	129,814
Merck & Co., Inc., Sr. Unscd. Notes	1.70	6/10/2027	30,000	28,702
Merck & Co., Inc., Sr. Unscd. Notes	1.90	12/10/2028	30,000	27,852
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	175,000	101,081
Merck & Co., Inc., Sr. Unscd. Notes	2.75	12/10/2051	120,000	72,896
Merck & Co., Inc., Sr. Unscd. Notes	2.90	12/10/2061	345,000	198,067
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	50,000	48,551
Merck & Co., Inc., Sr. Unscd. Notes	3.70	2/10/2045	43,000	33,487
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	120,000	104,432
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	40,000	39,952
Merck & Co., Inc., Sr. Unscd. Notes	4.15	5/18/2043	265,000	223,233
Merck & Co., Inc., Sr. Unscd. Notes	4.30	5/17/2030	75,000	74,980

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Merck & Co., Inc., Sr. Unscd. Notes	4.50	5/17/2033	75,000	74,354
Merck & Co., Inc., Sr. Unscd. Notes	5.00	5/17/2053	161,000	146,478
Montefiore Obligated Group, Unscd. Bonds	4.29	9/1/2050	100,000	67,755
Montefiore Obligated Group, Unscd. Bonds, Ser. 18-C	5.25	11/1/2048	455,000	361,726
Mylan, Inc., Gtd. Notes	4.55	4/15/2028	60,000	59,274
MyMichigan Health, Scd. Bonds, Ser. 2020	3.41	6/1/2050	50,000	34,546
Northwell Healthcare, Inc., Scd. Bonds	3.81	11/1/2049	50,000	36,246
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	25,000	19,262
Novant Health, Inc., Unscd. Bonds	2.64	11/1/2036	92,000	71,458
Novartis Capital Corp., Gtd. Notes	2.00	2/14/2027	55,000	53,311
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	190,000	172,191
Novartis Capital Corp., Gtd. Notes	3.10	5/17/2027	170,000	167,134
Novartis Capital Corp., Gtd. Notes	3.70	9/21/2042	10,000	8,090
Novartis Capital Corp., Gtd. Notes	4.40	5/6/2044	170,000	150,082
NY Society For Relief of Ruptured & Crippled Maintaining Hospital for Special Surgery, Scd. Bonds, Ser. 2020	2.67	10/1/2050	180,000	106,758
NYU Langone Hospitals, Scd. Bonds	4.78	7/1/2044	125,000	112,025
NYU Langone Hospitals, Scd. Bonds, Ser. 2020(a)	3.38	7/1/2055	100,000	66,519
Ochsner LSU Health System of North Louisiana, Scd. Bonds, Ser. 2021	2.51	5/15/2031	100,000	82,200
OhioHealth Corp., Scd. Bonds	2.83	11/15/2041	50,000	35,624
OhioHealth Corp., Unscd. Bonds, Ser. 2020	3.04	11/15/2050	30,000	20,233
Orlando Health Obligated Group, Unscd. Bonds	4.09	10/1/2048	175,000	139,027
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	3.22	11/15/2050	12,000	7,541
PeaceHealth Obligated Group, Sr. Unscd. Notes, Ser. 2018	4.79	11/15/2048	185,000	154,097
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	85,000	84,527
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.11	5/19/2043	50,000	47,263
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	930,000	869,036
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.34	5/19/2063	70,000	64,018
Pfizer, Inc., Sr. Unscd. Notes	1.70	5/28/2030	70,000	61,766
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	125,000	88,935
Pfizer, Inc., Sr. Unscd. Notes	2.63	4/1/2030	50,000	46,305
Pfizer, Inc., Sr. Unscd. Notes	4.00	12/15/2036	244,000	221,757
Pfizer, Inc., Sr. Unscd. Notes	4.10	9/15/2038	500,000	444,215
Pfizer, Inc., Sr. Unscd. Notes	5.60	9/15/2040	200,000	202,402
Pharmacia LLC, Gtd. Notes	6.60	12/1/2028	50,000	53,352
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2024	2.72	1/1/2042	50,000	34,576
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2032	2.04	1/1/2032	50,000	42,167
Providence St. Joseph Health Obligated Group, Unscd. Bonds, Ser. A	3.93	10/1/2048	85,000	63,655
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. 19A	2.53	10/1/2029	110,000	101,373
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. H	2.75	10/1/2026	80,000	78,355
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	103,000	75,106
Quest Diagnostics, Inc., Sr. Unscd. Notes	4.20	6/30/2029	18,000	17,870
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	115,000	99,855
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	2.80	9/15/2050	163,000	97,187
Revvity, Inc., Sr. Unscd. Notes	2.55	3/15/2031	215,000	188,674
Revvity, Inc., Sr. Unscd. Notes	3.30	9/15/2029	50,000	47,252
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	40,000	35,376
Royalty Pharma PLC, Gtd. Notes	3.30	9/2/2040	400,000	299,960
Royalty Pharma PLC, Gtd. Notes	3.55	9/2/2050	70,000	47,369
Seattle Children’s Hospital, Unscd. Bonds, Ser. 2021	2.72	10/1/2050	25,000	15,316

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Sharp HealthCare, Unscd. Bonds, Ser. 20B	2.68	8/1/2050	45,000	27,183
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	5,000	4,929
Smith & Nephew PLC, Sr. Unscd. Notes	2.03	10/14/2030	45,000	39,386
Solventum Corp., Gtd. Notes	6.00	5/15/2064	102,000	100,759
Stanford Health Care, Unscd. Bonds, Ser. 2018	3.80	11/15/2048	225,000	171,209
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	2.70	3/15/2031	150,000	134,259
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	3.75	3/15/2051	30,000	21,097
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	185,000	158,459
Stryker Corp., Sr. Unscd. Notes	4.63	3/15/2046	55,000	48,591
Sutter Health, Unscd. Bonds, Ser. 2018	4.09	8/15/2048	190,000	150,068
Sutter Health, Unscd. Bonds, Ser. 20A	3.36	8/15/2050	85,000	58,495
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	3.03	7/9/2040	465,000	344,809
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	205,000	207,795
The Cigna Group, Gtd. Notes	3.88	10/15/2047	150,000	111,562
The Cigna Group, Gtd. Notes	4.38	10/15/2028	25,000	24,921
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	122,000	108,045
The Cigna Group, Sr. Unscd. Notes	2.40	3/15/2030	131,000	119,294
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2050	120,000	80,911
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2051	25,000	16,657
The Cigna Group, Sr. Unscd. Notes	5.25	2/15/2034	250,000	252,471
The Cigna Group, Sr. Unscd. Notes	5.40	3/15/2033	250,000	256,756
The Cigna Group, Sr. Unscd. Notes	5.60	2/15/2054	400,000	377,946
The Mount Sinai Hospital, Scd. Bonds, Ser. 2017	3.98	7/1/2048	30,000	22,285
The Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	185,000	126,797
The New York & Presbyterian Hospital, Unscd. Bonds	4.02	8/1/2045	10,000	8,111
The New York & Presbyterian Hospital, Unscd. Bonds, Ser. 2019	3.95	8/1/2119	110,000	73,286
The Toledo Hospital, Sr. Scd. Bonds	5.75	11/15/2038	200,000	199,480
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.10	8/15/2047	150,000	123,362
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.80	11/21/2027	100,000	101,196
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.95	8/10/2026	45,000	45,231
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes(a)	4.95	11/21/2032	176,000	179,488
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.98	8/10/2030	95,000	97,437
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.09	8/10/2033	20,000	20,436
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.40	8/10/2043	95,000	93,942
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	45,000	36,416
Trinity Health Corp., Sr. Unscd. Bonds, Ser. 2021	2.63	12/1/2040	155,000	109,944
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	60,000	52,742
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	286,000	269,012
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.95	10/15/2027	363,000	352,240
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	10,000	7,294
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.25	5/15/2051	75,000	48,928
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.45	1/15/2027	60,000	59,224
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.50	8/15/2039	433,000	346,006
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.70	8/15/2049	50,000	35,800
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.75	10/15/2047	185,000	135,581
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.88	12/15/2028	285,000	279,959
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.00	5/15/2029	110,000	108,270
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	1/15/2029	60,000	59,621
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	38,000	30,074
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.63	7/15/2035	147,000	141,127

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	160,000	139,691
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	5/15/2052	185,000	155,595
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	53,000	44,662
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.05	4/15/2053	315,000	276,858
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.20	4/15/2063	494,000	432,283
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	500,000	459,867
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.50	4/15/2064	50,000	45,783
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.80	3/15/2036	87,000	90,413
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.88	2/15/2053	60,000	59,233
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.95	2/15/2041	30,000	30,570
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	115,000	114,787
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.50	6/15/2037	227,000	246,530
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	72,000	80,836
Universal Health Services, Inc., Sr. Scd. Notes	1.65	9/1/2026	133,000	128,490
Universal Health Services, Inc., Sr. Scd. Notes	2.65	1/15/2032	215,000	182,068
Utah Acquisition Sub, Inc., Gtd. Notes	5.25	6/15/2046	140,000	113,095
Viatris, Inc., Gtd. Notes	3.85	6/22/2040	187,000	137,188
Viatris, Inc., Gtd. Notes	4.00	6/22/2050	230,000	151,360
West Virginia United Health System Obligated Group, Scd. Bonds, Ser. 2020	3.13	6/1/2050	50,000	30,754
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2018	4.81	9/1/2048	100,000	85,104
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2021	3.07	3/1/2051	170,000	104,335
Wyeth LLC, Gtd. Notes	5.95	4/1/2037	225,000	238,868
Wyeth LLC, Gtd. Notes	6.50	2/1/2034	25,000	27,751
Yale-New Haven Health Services Corp., Scd. Bonds, Ser. 2020	2.50	7/1/2050	150,000	85,689
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	2.60	11/24/2031	400,000	353,372
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.75	11/30/2039	35,000	34,914
Zoetis, Inc., Sr. Unscd. Notes	3.00	9/12/2027	150,000	146,013
Zoetis, Inc., Sr. Unscd. Notes	3.95	9/12/2047	60,000	47,331
Zoetis, Inc., Sr. Unscd. Notes	4.45	8/20/2048	25,000	21,016
Zoetis, Inc., Sr. Unscd. Notes	4.70	2/1/2043	100,000	90,747
				50,226,251
Industrial — .5%
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	189,000	174,753
3M Co., Sr. Unscd. Notes	2.88	10/15/2027	177,000	171,830
3M Co., Sr. Unscd. Notes	3.05	4/15/2030	42,000	39,434
3M Co., Sr. Unscd. Notes	3.25	8/26/2049	50,000	33,863
3M Co., Sr. Unscd. Notes	3.63	10/15/2047	210,000	154,295
Caterpillar Financial Services Corp., Sr. Unscd. Notes	3.60	8/12/2027	50,000	49,420
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	201,732
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.70	11/15/2029	510,000	517,608
Caterpillar, Inc., Sr. Unscd. Debs.	3.80	8/15/2042	215,000	176,324
Caterpillar, Inc., Sr. Unscd. Debs.	5.30	9/15/2035	50,000	51,355
Caterpillar, Inc., Sr. Unscd. Notes	4.75	5/15/2064	34,000	29,703
Caterpillar, Inc., Sr. Unscd. Notes	5.20	5/27/2041	275,000	271,982
CDW LLC/CDW Finance Corp., Gtd. Notes	2.67	12/1/2026	55,000	53,551
CDW LLC/CDW Finance Corp., Gtd. Notes	3.28	12/1/2028	198,000	189,091
CNH Industrial Capital LLC, Gtd. Bonds	5.50	1/12/2029	10,000	10,289
Deere & Co., Sr. Unscd. Notes	3.10	4/15/2030	287,000	271,679
Deere & Co., Sr. Unscd. Notes	5.38	10/16/2029	50,000	52,078
Dover Corp., Sr. Unscd. Notes	5.38	10/15/2035	25,000	25,759

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Industrial — .5% (continued)
Eaton Corp., Gtd. Notes	4.15	3/15/2033	355,000	343,596
Eaton Corp., Gtd. Notes	4.15	11/2/2042	77,000	65,894
Eaton Corp., Gtd. Notes	4.35	5/18/2028	20,000	20,045
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	75,000	65,485
Flowserve Corp., Sr. Unscd. Notes	3.50	10/1/2030	385,000	362,061
GATX Corp., Sr. Unscd. Notes	3.10	6/1/2051	50,000	31,009
GATX Corp., Sr. Unscd. Notes	3.50	6/1/2032	225,000	204,593
GATX Corp., Sr. Unscd. Notes	3.85	3/30/2027	564,000	556,471
GATX Corp., Sr. Unscd. Notes	5.45	9/15/2033	90,000	91,532
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	120,000	132,564
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	60,000	58,497
IDEX Corp., Sr. Unscd. Notes	2.63	6/15/2031	25,000	22,291
Illinois Tool Works, Inc., Sr. Unscd. Notes	2.65	11/15/2026	35,000	34,363
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	215,000	177,140
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	356,000	364,623
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.31	6/15/2031	100,000	103,021
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.40	8/14/2028	25,000	25,644
Jacobs Engineering Group, Inc., Gtd. Notes	5.90	3/1/2033	50,000	52,178
John Deere Capital Corp., Sr. Unscd. Notes	1.70	1/11/2027	60,000	57,874
John Deere Capital Corp., Sr. Unscd. Notes	2.25	9/14/2026	85,000	83,094
John Deere Capital Corp., Sr. Unscd. Notes	2.35	3/8/2027	50,000	48,542
John Deere Capital Corp., Sr. Unscd. Notes	2.45	1/9/2030	25,000	23,101
John Deere Capital Corp., Sr. Unscd. Notes	2.80	7/18/2029	50,000	47,245
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	135,000	134,820
John Deere Capital Corp., Sr. Unscd. Notes	4.38	10/15/2030	400,000	398,695
John Deere Capital Corp., Sr. Unscd. Notes	4.70	6/10/2030	215,000	217,837
John Deere Capital Corp., Sr. Unscd. Notes	4.85	6/11/2029	250,000	254,845
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/7/2031	300,000	305,640
John Deere Capital Corp., Sr. Unscd. Notes	5.05	6/12/2034	250,000	253,496
John Deere Capital Corp., Sr. Unscd. Notes	5.15	9/8/2026	10,000	10,093
Nordson Corp., Sr. Unscd. Notes	5.80	9/15/2033	10,000	10,559
nVent Finance Sarl, Gtd. Notes	2.75	11/15/2031	100,000	87,156
Oshkosh Corp., Sr. Unscd. Notes	3.10	3/1/2030	105,000	98,056
Otis Worldwide Corp., Sr. Unscd. Notes	3.11	2/15/2040	400,000	304,656
Otis Worldwide Corp., Sr. Unscd. Notes	5.25	8/16/2028	147,000	150,343
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	25,000	23,971
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	210,000	165,406
Parker-Hannifin Corp., Sr. Unscd. Notes	4.50	9/15/2029	260,000	261,004
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	220,000	226,339
Regal Rexnord Corp., Gtd. Notes	6.30	2/15/2030	185,000	193,723
Rockwell Automation, Inc., Sr. Unscd. Notes	1.75	8/15/2031	50,000	42,878
Rockwell Automation, Inc., Sr. Unscd. Notes	2.80	8/15/2061	162,000	93,322
Snap-on, Inc., Sr. Unscd. Notes	3.25	3/1/2027	25,000	24,573
Snap-on, Inc., Sr. Unscd. Notes	4.10	3/1/2048	35,000	28,025
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	385,000	344,010
Stanley Black & Decker, Inc., Sr. Unscd. Notes	4.25	11/15/2028	162,000	160,934
Teledyne Technologies, Inc., Gtd. Notes	2.75	4/1/2031	290,000	261,527
Textron, Inc., Sr. Unscd. Notes	3.38	3/1/2028	84,000	81,715
Textron, Inc., Sr. Unscd. Notes	3.65	3/15/2027	350,000	344,820
Textron, Inc., Sr. Unscd. Notes	6.10	11/15/2033	85,000	90,457

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Industrial — .5% (continued)
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.45	11/15/2026	150,000	147,875
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.70	9/15/2028	445,000	447,331
Xylem, Inc., Sr. Unscd. Notes	3.25	11/1/2026	67,000	65,960
				10,675,675
Information Technology — .7%
Adobe, Inc., Sr. Unscd. Notes	2.15	2/1/2027	240,000	233,113
Autodesk, Inc., Sr. Unscd. Notes	2.85	1/15/2030	91,000	84,874
Autodesk, Inc., Sr. Unscd. Notes	5.30	6/15/2035	300,000	303,939
Concentrix Corp., Sr. Unscd. Notes(a)	6.60	8/2/2028	310,000	324,633
Concentrix Corp., Sr. Unscd. Notes	6.65	8/2/2026	165,000	167,694
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	25,000	21,641
Fidelity National Information Services, Inc., Sr. Unscd. Notes	1.65	3/1/2028	480,000	447,562
Fidelity National Information Services, Inc., Sr. Unscd. Notes	3.10	3/1/2041	50,000	36,672
Fidelity National Information Services, Inc., Sr. Unscd. Notes	5.10	7/15/2032	96,000	97,295
Fiserv, Inc., Sr. Unscd. Notes	2.65	6/1/2030	200,000	182,340
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	188,000	180,341
Fiserv, Inc., Sr. Unscd. Notes	4.20	10/1/2028	150,000	148,516
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	130,000	103,789
Fiserv, Inc., Sr. Unscd. Notes	5.38	8/21/2028	65,000	66,544
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	485,000	498,985
Intuit, Inc., Sr. Unscd. Notes	5.25	9/15/2026	165,000	166,534
Intuit, Inc., Sr. Unscd. Notes	5.50	9/15/2053	235,000	232,249
Microsoft Corp., Sr. Unscd. Notes	1.35	9/15/2030	375,000	328,073
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	595,000	366,492
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	245,000	161,762
Microsoft Corp., Sr. Unscd. Notes	3.04	3/17/2062	181,000	114,494
Microsoft Corp., Sr. Unscd. Notes	3.40	9/15/2026	30,000	29,765
Microsoft Corp., Sr. Unscd. Notes	3.50	2/12/2035	100,000	92,885
Microsoft Corp., Sr. Unscd. Notes	3.50	11/15/2042	400,000	321,627
Microsoft Corp., Sr. Unscd. Notes	3.70	8/8/2046	115,000	92,191
Microsoft Corp., Sr. Unscd. Notes	3.95	8/8/2056	75,000	58,905
Microsoft Corp., Sr. Unscd. Notes	4.00	2/12/2055	160,000	128,442
Microsoft Corp., Sr. Unscd. Notes	4.25	2/6/2047	195,000	171,603
Microsoft Corp., Sr. Unscd. Notes	4.45	11/3/2045	55,000	49,790
Microsoft Corp., Sr. Unscd. Notes	4.50	10/1/2040	25,000	23,891
Oracle Corp., Sr. Unscd. Notes	2.30	3/25/2028	125,000	118,334
Oracle Corp., Sr. Unscd. Notes	2.80	4/1/2027	322,000	313,259
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	22,000	20,470
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	210,000	204,400
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2040	500,000	394,201
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2050	185,000	127,145
Oracle Corp., Sr. Unscd. Notes	3.80	11/15/2037	95,000	80,555
Oracle Corp., Sr. Unscd. Notes	3.85	4/1/2060	525,000	353,757
Oracle Corp., Sr. Unscd. Notes	3.95	3/25/2051	400,000	290,333
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	330,000	250,114
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	200,000	141,047
Oracle Corp., Sr. Unscd. Notes	4.13	5/15/2045	296,000	232,866
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	600,000	601,434
Oracle Corp., Sr. Unscd. Notes	4.50	7/8/2044	28,000	23,336
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	70,000	67,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Information Technology — .7% (continued)
Oracle Corp., Sr. Unscd. Notes	4.90	2/6/2033	1,286,000	1,281,514
Oracle Corp., Sr. Unscd. Notes	5.50	8/3/2035	80,000	81,102
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	220,000	203,296
Oracle Corp., Sr. Unscd. Notes	6.15	11/9/2029	200,000	212,058
Roper Technologies, Inc., Sr. Unscd. Notes	1.75	2/15/2031	125,000	106,864
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	40,000	39,639
Roper Technologies, Inc., Sr. Unscd. Notes	4.20	9/15/2028	100,000	99,264
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	70,000	65,083
Salesforce, Inc., Sr. Unscd. Notes	2.70	7/15/2041	100,000	71,425
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	75,000	47,668
Salesforce, Inc., Sr. Unscd. Notes	3.70	4/11/2028	715,000	707,829
ServiceNow, Inc., Sr. Unscd. Notes	1.40	9/1/2030	207,000	178,845
Synopsys, Inc., Sr. Unscd. Notes	4.65	4/1/2028	150,000	151,039
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	250,000	252,362
Synopsys, Inc., Sr. Unscd. Notes	5.15	4/1/2035	165,000	165,485
Synopsys, Inc., Sr. Unscd. Notes	5.70	4/1/2055	145,000	143,030
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	129,000	130,674
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	400,000	411,115
VMware LLC, Sr. Unscd. Notes	1.40	8/15/2026	50,000	48,436
VMware LLC, Sr. Unscd. Notes	1.80	8/15/2028	45,000	41,579
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	210,000	181,794
VMware LLC, Sr. Unscd. Notes	4.70	5/15/2030	47,000	46,992
				13,122,213
Insurance — .8%
Aflac, Inc., Sr. Unscd. Notes	4.75	1/15/2049	111,000	95,946
Alleghany Corp., Sr. Unscd. Notes	3.63	5/15/2030	57,000	55,030
American Financial Group, Inc., Sr. Unscd. Notes	4.50	6/15/2047	50,000	40,362
American International Group, Inc., Sr. Unscd. Notes	3.40	6/30/2030	25,000	23,738
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	134,000	135,599
American International Group, Inc., Sr. Unscd. Notes	5.45	5/7/2035	300,000	306,385
AON Corp., Gtd. Notes	2.80	5/15/2030	55,000	50,978
AON Corp., Gtd. Notes	4.50	12/15/2028	265,000	265,560
AON Corp., Gtd. Notes	6.25	9/30/2040	50,000	53,124
AON Corp./AON Global Holdings PLC, Gtd. Notes	2.05	8/23/2031	81,000	69,686
AON Corp./AON Global Holdings PLC, Gtd. Notes	2.85	5/28/2027	586,000	570,398
AON Corp./AON Global Holdings PLC, Gtd. Notes	2.90	8/23/2051	212,000	129,625
AON Corp./AON Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	135,000	136,546
AON Corp./AON Global Holdings PLC, Gtd. Notes	5.35	2/28/2033	60,000	61,541
Arch Capital Group Ltd., Sr. Unscd. Notes	7.35	5/1/2034	100,000	114,801
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.75	7/15/2054	400,000	385,847
Assurant, Inc., Sr. Unscd. Notes	3.70	2/22/2030	155,000	147,581
Assurant, Inc., Sr. Unscd. Notes	4.90	3/27/2028	30,000	30,191
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.60	9/15/2051	50,000	34,117
Athene Holding Ltd., Sr. Unscd. Notes	3.45	5/15/2052	50,000	31,613
Athene Holding Ltd., Sr. Unscd. Notes	4.13	1/12/2028	164,000	162,461
Athene Holding Ltd., Sr. Unscd. Notes	6.25	4/1/2054	230,000	226,915
AXIS Specialty Finance LLC, Gtd. Notes	3.90	7/15/2029	15,000	14,567
AXIS Specialty Finance PLC, Gtd. Notes	4.00	12/6/2027	15,000	14,774
Berkshire Hathaway Finance Corp., Gtd. Notes	2.88	3/15/2032	750,000	687,591
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	127,000	105,208

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Insurance — .8% (continued)
Berkshire Hathaway Finance Corp., Gtd. Notes	4.25	1/15/2049	252,000	210,123
Berkshire Hathaway Finance Corp., Gtd. Notes	4.40	5/15/2042	25,000	22,716
Berkshire Hathaway Finance Corp., Gtd. Notes	5.75	1/15/2040	175,000	187,367
Brighthouse Financial, Inc., Sr. Unscd. Notes	3.85	12/22/2051	95,000	58,269
Brighthouse Financial, Inc., Sr. Unscd. Notes(a)	5.63	5/15/2030	70,000	70,147
Brown & Brown Inc., Sr. Unscd. Notes	5.55	6/23/2035	400,000	404,403
Brown & Brown, Inc., Sr. Unscd. Notes	2.38	3/15/2031	50,000	43,909
Brown & Brown, Inc., Sr. Unscd. Notes	4.95	3/17/2052	30,000	25,668
Brown & Brown, Inc., Sr. Unscd. Notes	5.65	6/11/2034	613,000	623,896
Chubb INA Holdings LLC, Gtd. Notes	1.38	9/15/2030	125,000	108,008
Chubb INA Holdings LLC, Gtd. Notes	4.35	11/3/2045	435,000	373,222
Cincinnati Financial Corp., Sr. Unscd. Debs.	6.92	5/15/2028	110,000	117,431
CNA Financial Corp., Sr. Unscd. Notes	2.05	8/15/2030	50,000	43,874
CNA Financial Corp., Sr. Unscd. Notes	5.13	2/15/2034	200,000	198,471
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	220,000	216,702
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	70,000	65,763
Corebridge Financial, Inc., Sr. Unscd. Notes	4.35	4/5/2042	10,000	8,390
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	95,000	76,011
Corebridge Financial, Inc., Sr. Unscd. Notes	6.05	9/15/2033	102,000	107,266
Enstar Group Ltd., Sr. Unscd. Notes	3.10	9/1/2031	50,000	43,987
Equitable Holdings, Inc., Sr. Unscd. Notes	4.35	4/20/2028	135,000	134,423
Equitable Holdings, Inc., Sr. Unscd. Notes	5.00	4/20/2048	148,000	130,388
Everest Reinsurance Holdings, Inc., Sr. Unscd. Notes	3.13	10/15/2052	175,000	108,351
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.63	4/29/2030	25,000	24,803
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.85	4/17/2028	157,000	157,926
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes(c)	5.75	5/20/2035	300,000	302,528
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.00	12/7/2033	200,000	208,274
Fidelity National Financial, Inc., Gtd. Notes	2.45	3/15/2031	140,000	121,456
Fidelity National Financial, Inc., Sr. Unscd. Notes	3.40	6/15/2030	137,000	127,958
Fidelity National Financial, Inc., Sr. Unscd. Notes	4.50	8/15/2028	74,000	73,632
First American Financial Corp., Sr. Unscd. Notes	4.00	5/15/2030	25,000	23,798
Globe Life, Inc., Sr. Unscd. Notes	2.15	8/15/2030	49,000	43,349
Jackson Financial, Inc., Sr. Unscd. Notes	4.00	11/23/2051	120,000	81,055
Kemper Corp., Sr. Unscd. Notes	2.40	9/30/2030	25,000	21,928
Kemper Corp., Sr. Unscd. Notes	3.80	2/23/2032	49,000	44,532
Lincoln National Corp., Sr. Unscd. Notes	3.40	3/1/2032	85,000	76,955
Lincoln National Corp., Sr. Unscd. Notes	5.85	3/15/2034	200,000	204,789
Loews Corp., Sr. Unscd. Notes	6.00	2/1/2035	50,000	53,930
Manulife Financial Corp., Sr. Unscd. Notes	5.38	3/4/2046	85,000	83,816
Manulife Financial Corp., Sub. Notes	4.06	2/24/2032	145,000	142,985
Markel Group, Inc., Sr. Unscd. Notes	4.15	9/17/2050	35,000	26,704
Markel Group, Inc., Sr. Unscd. Notes	4.30	11/1/2047	75,000	59,739
Markel Group, Inc., Sr. Unscd. Notes	5.00	4/5/2046	65,000	57,422
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.25	11/15/2030	50,000	44,642
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.38	12/15/2031	210,000	183,358
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.90	12/15/2051	306,000	189,727
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.75	3/15/2039	25,000	23,564
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	45,000	40,200
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	203,246
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.70	9/15/2053	226,000	224,829

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Insurance — .8% (continued)
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.75	11/1/2032	60,000	63,622
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	70,000	56,824
MetLife, Inc., Sr. Unscd. Notes	4.13	8/13/2042	95,000	79,495
MetLife, Inc., Sr. Unscd. Notes	5.30	12/15/2034	250,000	255,500
MetLife, Inc., Sr. Unscd. Notes	5.70	6/15/2035	200,000	209,815
MetLife, Inc., Sr. Unscd. Notes	6.38	6/15/2034	100,000	110,014
MGIC Investment Corp., Sr. Unscd. Notes	5.25	8/15/2028	350,000	349,603
Old Republic International Corp., Sr. Unscd. Notes	3.85	6/11/2051	30,000	21,115
Old Republic International Corp., Sr. Unscd. Notes	3.88	8/26/2026	70,000	69,429
PartnerRe Finance B LLC, Gtd. Notes	3.70	7/2/2029	133,000	128,490
Primerica, Inc., Sr. Unscd. Notes	2.80	11/19/2031	50,000	44,591
Principal Financial Group, Inc., Gtd. Notes	3.10	11/15/2026	189,000	185,565
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	120,000	87,493
Prudential Financial, Inc., Sr. Unscd. Notes	3.88	3/27/2028	36,000	35,683
Prudential Financial, Inc., Sr. Unscd. Notes	3.91	12/7/2047	300,000	232,349
Prudential Financial, Inc., Sr. Unscd. Notes	3.94	12/7/2049	208,000	158,018
Prudential Financial, Inc., Sr. Unscd. Notes	4.42	3/27/2048	95,000	78,757
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	150,000	147,328
RenaissanceRe Finance, Inc., Gtd. Notes	3.45	7/1/2027	220,000	215,832
RenaissanceRe Holdings Ltd., Sr. Unscd. Notes	5.75	6/5/2033	41,000	42,249
Stewart Information Services Corp., Sr. Unscd. Notes	3.60	11/15/2031	135,000	119,856
The Allstate Corp., Sr. Unscd. Notes	4.50	6/15/2043	50,000	43,113
The Allstate Corp., Sr. Unscd. Notes	5.05	6/24/2029	500,000	510,605
The Allstate Corp., Sr. Unscd. Notes	5.25	3/30/2033	215,000	219,467
The Hanover Insurance Group, Inc., Sr. Unscd. Notes	2.50	9/1/2030	28,000	24,937
The Hartford Insurance Group, Inc., Sr. Unscd. Notes	3.60	8/19/2049	185,000	134,611
The Progressive Corp., Sr. Unscd. Notes	4.00	3/1/2029	31,000	30,720
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	235,000	192,131
The Progressive Corp., Sr. Unscd. Notes	4.20	3/15/2048	155,000	127,274
The Travelers Companies, Inc., Sr. Unscd. Notes	3.75	5/15/2046	50,000	38,633
The Travelers Companies, Inc., Sr. Unscd. Notes	4.00	5/30/2047	145,000	115,527
The Travelers Companies, Inc., Sr. Unscd. Notes	5.05	7/24/2035	500,000	501,949
The Travelers Companies, Inc., Sr. Unscd. Notes	5.35	11/1/2040	25,000	24,899
Travelers Property Casualty Corp., Gtd. Notes	6.38	3/15/2033	200,000	222,208
Unum Group, Sr. Unscd. Notes	4.50	12/15/2049	15,000	11,858
W.R. Berkley Corp., Sr. Unscd. Notes	4.75	8/1/2044	70,000	61,112
Willis North America, Inc., Gtd. Notes	4.65	6/15/2027	189,000	189,794
Willis North America, Inc., Gtd. Notes	5.05	9/15/2048	177,000	156,404
Willis North America, Inc., Gtd. Notes	5.35	5/15/2033	15,000	15,298
XL Group Ltd., Sr. Unscd. Bonds	5.25	12/15/2043	25,000	23,890
				15,512,172
Internet Software & Services — .4%
Alphabet, Inc., Sr. Unscd. Notes	0.80	8/15/2027	202,000	189,458
Alphabet, Inc., Sr. Unscd. Notes	1.90	8/15/2040	160,000	106,179
Alphabet, Inc., Sr. Unscd. Notes	2.05	8/15/2050	285,000	156,874
Alphabet, Inc., Sr. Unscd. Notes	2.25	8/15/2060	160,000	83,935
Amazon.com, Inc., Sr. Unscd. Notes	1.20	6/3/2027	185,000	175,542
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	117,000	103,179
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	225,000	210,710
Amazon.com, Inc., Sr. Unscd. Notes	2.10	5/12/2031	87,000	77,046

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Internet Software & Services — .4% (continued)
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	180,000	107,626
Amazon.com, Inc., Sr. Unscd. Notes	2.88	5/12/2041	201,000	149,524
Amazon.com, Inc., Sr. Unscd. Notes	3.10	5/12/2051	227,000	152,360
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	335,000	328,696
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	160,000	103,854
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	150,000	147,909
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	125,000	119,217
Amazon.com, Inc., Sr. Unscd. Notes	3.88	8/22/2037	431,000	387,515
Amazon.com, Inc., Sr. Unscd. Notes	3.95	4/13/2052	134,000	105,323
Amazon.com, Inc., Sr. Unscd. Notes	4.05	8/22/2047	297,000	244,200
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	190,000	148,084
Amazon.com, Inc., Sr. Unscd. Notes	4.25	8/22/2057	90,000	73,218
Amazon.com, Inc., Sr. Unscd. Notes	4.55	12/1/2027	245,000	247,415
Amazon.com, Inc., Sr. Unscd. Notes	4.65	12/1/2029	153,000	155,708
Amazon.com, Inc., Sr. Unscd. Notes	4.80	12/5/2034	50,000	50,853
Booking Holdings, Inc., Sr. Unscd. Notes	3.55	3/15/2028	25,000	24,508
eBay, Inc., Sr. Unscd. Notes	2.70	3/11/2030	17,000	15,720
eBay, Inc., Sr. Unscd. Notes	3.60	6/5/2027	155,000	152,895
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	28,000	20,177
eBay, Inc., Sr. Unscd. Notes	4.00	7/15/2042	175,000	141,453
eBay, Inc., Sr. Unscd. Notes	6.30	11/22/2032	60,000	64,993
Expedia Group, Inc., Gtd. Notes	3.80	2/15/2028	133,000	130,754
Expedia Group, Inc., Gtd. Notes	4.63	8/1/2027	30,000	30,029
Meta Platforms, Inc., Sr. Unscd. Notes	3.50	8/15/2027	70,000	69,119
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	220,000	210,315
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	291,400	244,525
Meta Platforms, Inc., Sr. Unscd. Notes	4.55	8/15/2031	250,000	252,146
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	5/15/2028	70,000	70,908
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	260,000	217,771
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	250,000	249,199
Meta Platforms, Inc., Sr. Unscd. Notes	4.80	5/15/2030	100,000	102,487
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	495,000	497,004
Netflix, Inc., Sr. Unscd. Notes	4.88	4/15/2028	580,000	589,157
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	321,000	336,661
Netflix, Inc., Sr. Unscd. Notes	6.38	5/15/2029	40,000	42,856
VeriSign, Inc., Sr. Unscd. Notes	4.75	7/15/2027	236,000	235,854
Weibo Corp., Sr. Unscd. Notes	3.38	7/8/2030	225,000	209,817
				7,532,773
Materials — .1%
Amcor Flexibles North America, Inc., Gtd. Notes	2.69	5/25/2031	172,000	154,029
Berry Global, Inc., Sr. Scd. Notes	1.65	1/15/2027	25,000	23,981
Berry Global, Inc., Sr. Scd. Notes	5.80	6/15/2031	250,000	262,326
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	103,000	97,074
Packaging Corp. of America, Sr. Unscd. Notes	4.05	12/15/2049	54,000	41,300
Packaging Corp. of America, Sr. Unscd. Notes	5.70	12/1/2033	150,000	155,905
Sonoco Products Co., Sr. Unscd. Notes	2.25	2/1/2027	25,000	24,118
Sonoco Products Co., Sr. Unscd. Notes	2.85	2/1/2032	101,000	88,689
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	50,000	49,388
				896,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	2.80	4/1/2031	331,000	293,374
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.50	6/1/2041	300,000	214,302
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.70	4/1/2051	340,000	220,005
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.85	4/1/2061	156,000	95,994
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.90	6/1/2052	45,000	29,871
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.40	12/1/2061	844,000	573,575
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.80	3/1/2050	230,000	178,643
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.13	7/1/2049	175,000	141,771
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	150,000	122,962
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.83	10/23/2055	121,000	120,870
Comcast Corp., Gtd. Bonds	3.97	11/1/2047	50,000	38,167
Comcast Corp., Gtd. Notes	1.95	1/15/2031	172,000	150,223
Comcast Corp., Gtd. Notes	2.80	1/15/2051	255,000	151,168
Comcast Corp., Gtd. Notes	2.89	11/1/2051	160,000	96,165
Comcast Corp., Gtd. Notes	2.94	11/1/2056	400,000	231,353
Comcast Corp., Gtd. Notes	2.99	11/1/2063	185,000	102,761
Comcast Corp., Gtd. Notes	3.30	2/1/2027	120,000	118,202
Comcast Corp., Gtd. Notes	3.55	5/1/2028	140,000	137,111
Comcast Corp., Gtd. Notes	3.75	4/1/2040	750,000	616,152
Comcast Corp., Gtd. Notes	4.00	3/1/2048	150,000	114,808
Comcast Corp., Gtd. Notes	4.15	10/15/2028	260,000	258,432
Comcast Corp., Gtd. Notes	4.20	8/15/2034	150,000	141,012
Comcast Corp., Gtd. Notes	4.25	1/15/2033	50,000	48,100
Comcast Corp., Gtd. Notes	4.55	1/15/2029	35,000	35,230
Comcast Corp., Gtd. Notes	4.60	10/15/2038	125,000	114,923
Comcast Corp., Gtd. Notes	4.65	2/15/2033	50,000	49,442
Comcast Corp., Gtd. Notes	4.95	5/15/2032	200,000	202,337
Comcast Corp., Gtd. Notes	5.10	6/1/2029	400,000	410,306
Comcast Corp., Gtd. Notes	5.35	11/15/2027	385,000	393,310
Comcast Corp., Gtd. Notes	5.50	5/15/2064	625,000	576,089
Comcast Corp., Gtd. Notes(a)	5.65	6/15/2035	125,000	129,879
Comcast Corp., Gtd. Notes	5.65	6/1/2054	85,000	81,534
Comcast Corp., Gtd. Notes(a)	6.05	5/15/2055	200,000	202,678
Comcast Corp., Gtd. Notes	6.95	8/15/2037	100,000	113,207
FactSet Research Systems, Inc., Sr. Unscd. Notes	2.90	3/1/2027	125,000	122,064
Fox Corp., Sr. Unscd. Notes	3.50	4/8/2030	115,000	109,849
Fox Corp., Sr. Unscd. Notes	4.71	1/25/2029	50,000	50,255
Fox Corp., Sr. Unscd. Notes	5.48	1/25/2039	100,000	97,107
Fox Corp., Sr. Unscd. Notes	5.58	1/25/2049	85,000	79,507
Grupo Televisa SAB, Sr. Unscd. Bonds	6.63	1/15/2040	71,000	65,822
NBCUniversal Media LLC, Gtd. Notes	4.45	1/15/2043	50,000	42,653

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Media — .5% (continued)
Paramount Global, Sr. Unscd. Debs.	5.85	9/1/2043	130,000	116,008
Paramount Global, Sr. Unscd. Notes	4.60	1/15/2045	270,000	206,447
Paramount Global, Sr. Unscd. Notes	5.90	10/15/2040	160,000	147,071
The Walt Disney Company, Gtd. Notes	3.60	1/13/2051	215,000	157,765
The Walt Disney Company, Gtd. Notes	3.70	3/23/2027	600,000	595,963
The Walt Disney Company, Gtd. Notes	3.80	3/22/2030	250,000	244,560
The Walt Disney Company, Gtd. Notes(a)	4.63	3/23/2040	211,000	199,200
The Walt Disney Company, Gtd. Notes	4.70	3/23/2050	271,000	240,442
The Walt Disney Company, Gtd. Notes	4.75	9/15/2044	50,000	45,202
Time Warner Cable LLC, Sr. Scd. Bonds	5.88	11/15/2040	600,000	567,329
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	100,000	102,849
Time Warner Cable LLC, Sr. Scd. Notes	5.50	9/1/2041	150,000	135,066
Time Warner Cable LLC, Sr. Scd. Notes	7.30	7/1/2038	149,800	161,785
TWDC Enterprises 18 Corp., Gtd. Notes	3.00	7/30/2046	285,000	190,687
TWDC Enterprises 18 Corp., Gtd. Notes	4.13	6/1/2044	70,000	58,070
TWDC Enterprises 18 Corp., Gtd. Notes, Ser. E	4.13	12/1/2041	155,000	131,229
				10,370,886
Metals & Mining — .2%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	50,000	47,036
ArcelorMittal SA, Sr. Unscd. Notes	4.25	7/16/2029	95,000	93,814
ArcelorMittal SA, Sr. Unscd. Notes	6.55	11/29/2027	92,000	95,624
ArcelorMittal SA, Sr. Unscd. Notes	6.75	3/1/2041	148,000	156,121
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	157,000	161,184
BHP Billiton Finance USA Ltd., Gtd. Notes	4.90	2/28/2033	35,000	35,186
BHP Billiton Finance USA Ltd., Gtd. Notes	5.00	9/30/2043	30,000	28,337
BHP Billiton Finance USA Ltd., Gtd. Notes	5.10	9/8/2028	110,000	112,451
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2030	55,000	56,851
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	329,000	337,043
BHP Billiton Finance USA Ltd., Gtd. Notes(a)	5.50	9/8/2053	140,000	138,169
Freeport-McMoRan, Inc., Gtd. Notes	4.25	3/1/2030	205,000	200,696
Freeport-McMoRan, Inc., Gtd. Notes	4.38	8/1/2028	125,000	123,788
Freeport-McMoRan, Inc., Gtd. Notes	5.00	9/1/2027	25,000	24,999
Freeport-McMoRan, Inc., Gtd. Notes	5.25	9/1/2029	132,000	133,369
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	20,000	18,862
Newmont Corp., Gtd. Notes	4.88	3/15/2042	35,000	32,857
Newmont Corp., Gtd. Notes	6.25	10/1/2039	300,000	328,294
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	50,000	30,384
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	10,000	9,992
Nucor Corp., Sr. Unscd. Notes	4.40	5/1/2048	100,000	83,230
Nucor Corp., Sr. Unscd. Notes	5.10	6/1/2035	200,000	200,312
Rio Tinto Alcan, Inc., Sr. Unscd. Debs.	7.25	3/15/2031	176,000	200,477
Rio Tinto Alcan, Inc., Sr. Unscd. Notes	6.13	12/15/2033	100,000	107,955
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/14/2032	200,000	203,067
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/9/2033	55,000	55,721
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	155,000	142,333
Rio Tinto Finance USA PLC, Gtd. Notes	5.25	3/14/2035	200,000	202,905
Rio Tinto Finance USA PLC, Gtd. Notes	5.75	3/14/2055	150,000	150,238
Southern Copper Corp., Sr. Unscd. Notes	7.50	7/27/2035	100,000	115,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Metals & Mining — .2% (continued)
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	1/15/2031	37,000	34,379
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	567,000	534,153
				4,195,396
Municipal Securities — .3%
Bay Area Toll Authority, Revenue Bonds, Ser. S1	7.04	4/1/2050	10,000	11,332
Bay Area Toll Authority, Revenue Bonds, Ser. S3	6.91	10/1/2050	380,000	426,892
California, GO	5.13	9/1/2029	100,000	103,584
California, GO	7.50	4/1/2034	75,000	86,317
California, GO	7.60	11/1/2040	15,000	18,024
California, GO	7.63	3/1/2040	385,000	457,678
California, GO (Build America Bonds)	7.30	10/1/2039	85,000	97,499
California State University, Revenue Bonds, Refunding, Ser. B	2.72	11/1/2052	50,000	30,915
California State University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	15,000	9,842
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bonds, Ser. A	6.90	12/1/2040	93,855	103,151
Commonwealth of Massachusetts, GO	5.46	12/1/2039	320,000	322,026
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	2.84	11/1/2046	175,000	124,769
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.09	11/1/2051	100,000	80,506
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.51	11/1/2051	40,000	33,975
Idaho Energy Resources Authority, Revenue Bonds	2.86	9/1/2046	45,000	30,194
Illinois, GO	5.10	6/1/2033	17,451	17,517
Indiana Finance Authority, Revenue Bonds, Refunding (Ohio River Bridges East End Crossing Project)	3.05	1/1/2051	65,000	45,789
Los Angeles Department of Airports Customer Facility Charge, Revenue Bonds (Consolidated Rental Car Facility Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.24	5/15/2048	620,000	522,166
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Utilities Restoration Corporation Project)	4.48	8/1/2039	100,000	91,546
Michigan State University, Revenue Bonds, Ser. A	4.17	8/15/2122	100,000	72,268
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Washington University) Ser. A	3.23	5/15/2050	500,000	350,635
Municipal Electric Authority of Georgia, Revenue Bonds, Refunding	6.64	4/1/2057	97,000	103,890
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	7.10	1/1/2041	345,000	393,612
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	200,000	236,741
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.44	6/15/2043	790,000	768,476
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.72	6/15/2042	225,000	224,854
North Texas Tollway Authority, Revenue Bonds, Ser. B	6.72	1/1/2049	15,000	16,402
Port Authority of New York & New Jersey, Revenue Bonds	3.14	2/15/2051	250,000	179,113
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.46	10/1/2062	150,000	124,441
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 181	4.96	8/1/2046	100,000	93,151
Regents of the University of California Medical Center, Revenue Bonds, Refunding, Ser. F	6.58	5/15/2049	315,000	334,259
Regents of the University of California Medical Center, Revenue Bonds, Ser. N	3.01	5/15/2050	465,000	292,952
Rutgers The State University of New Jersey, Revenue Bonds, Refunding, Ser. R	3.27	5/1/2043	60,000	47,277
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.59	1/1/2043	30,000	25,194
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.82	1/1/2048	170,000	134,450
San Diego County Regional Transportation Commission, Revenue Bonds	5.91	4/1/2048	45,000	45,227
San Francisco Public Utilities Commission, Revenue Bonds	6.95	11/1/2050	110,000	123,269
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	100,000	94,989
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	50,000	50,653

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Municipal Securities — .3% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Llc North Tarrant Express Managed Lanes Project) Ser. B	3.92	12/31/2049	10,000	7,795
The Ohio State University, Revenue Bonds, Ser. A	4.80	6/1/2111	10,000	8,244
The Ohio State University, Revenue Bonds, Ser. C	4.91	6/1/2040	50,000	48,299
University of Michigan, Revenue Bonds, Ser. A	4.45	4/1/2122	50,000	38,820
University of Michigan, Revenue Bonds, Ser. B	2.44	4/1/2040	54,000	39,320
University of Virginia, Revenue Bonds, Refunding, Ser. B	2.58	11/1/2051	100,000	59,700
				6,527,753
Real Estate — .9%
Agree LP, Gtd. Notes	2.00	6/15/2028	410,000	383,200
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.88	2/1/2033	200,000	160,764
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	78,000	65,757
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	152,000	92,341
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.38	8/15/2031	40,000	36,890
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.55	3/15/2052	150,000	101,431
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.95	1/15/2027	50,000	49,583
American Assets Trust LP, Gtd. Notes	3.38	2/1/2031	50,000	44,714
American Homes 4 Rent LP, Sr. Unscd. Notes	3.38	7/15/2051	92,000	60,366
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	7/15/2034	250,000	253,276
American Tower Corp., Sr. Unscd. Notes	1.88	10/15/2030	25,000	21,693
American Tower Corp., Sr. Unscd. Notes	2.10	6/15/2030	25,000	22,180
American Tower Corp., Sr. Unscd. Notes	2.30	9/15/2031	25,000	21,662
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	35,000	31,311
American Tower Corp., Sr. Unscd. Notes	2.90	1/15/2030	75,000	69,695
American Tower Corp., Sr. Unscd. Notes	2.95	1/15/2051	87,000	54,646
American Tower Corp., Sr. Unscd. Notes	3.10	6/15/2050	95,000	61,647
American Tower Corp., Sr. Unscd. Notes	3.70	10/15/2049	20,000	14,501
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	57,000	55,329
American Tower Corp., Sr. Unscd. Notes	3.95	3/15/2029	596,000	583,108
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	100,000	101,516
American Tower Corp., Sr. Unscd. Notes	5.25	7/15/2028	69,000	70,555
American Tower Corp., Sr. Unscd. Notes	5.40	1/31/2035	120,000	122,083
American Tower Corp., Sr. Unscd. Notes	5.50	3/15/2028	55,000	56,376
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	95,000	97,897
American Tower Corp., Sr. Unscd. Notes	5.90	11/15/2033	39,000	41,072
AvalonBay Communities, Inc., Sr. Unscd. Notes	2.30	3/1/2030	10,000	9,089
AvalonBay Communities, Inc., Sr. Unscd. Notes	3.30	6/1/2029	50,000	48,033
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.00	2/15/2033	50,000	50,403
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.30	12/7/2033	300,000	307,201
Boston Properties LP, Sr. Unscd. Notes	2.55	4/1/2032	122,000	103,341
Boston Properties LP, Sr. Unscd. Notes(a)	3.25	1/30/2031	426,000	390,778
Boston Properties LP, Sr. Unscd. Notes	3.40	6/21/2029	27,000	25,595
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	575,000	569,490
Brixmor Operating Partnership LP, Sr. Unscd. Notes	2.50	8/16/2031	190,000	166,179
Broadstone NET Lease LLC, Gtd. Notes	2.60	9/15/2031	15,000	12,794
Camden Property Trust, Sr. Unscd. Notes	3.35	11/1/2049	35,000	24,480
Camden Property Trust, Sr. Unscd. Notes	4.10	10/15/2028	40,000	39,756
Camden Property Trust, Sr. Unscd. Notes	5.85	11/3/2026	50,000	50,759
CBRE Services, Inc., Gtd. Notes	5.95	8/15/2034	15,000	15,804
COPT Defense Properties LP, Gtd. Notes	2.00	1/15/2029	52,000	47,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Real Estate — .9% (continued)
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	285,000	248,960
Crown Castle, Inc., Sr. Unscd. Notes	2.50	7/15/2031	363,000	317,443
Crown Castle, Inc., Sr. Unscd. Notes	3.10	11/15/2029	156,000	146,512
Crown Castle, Inc., Sr. Unscd. Notes	3.25	1/15/2051	130,000	85,190
Crown Castle, Inc., Sr. Unscd. Notes	4.00	11/15/2049	150,000	111,871
Crown Castle, Inc., Sr. Unscd. Notes	4.15	7/1/2050	15,000	11,486
Crown Castle, Inc., Sr. Unscd. Notes	4.30	2/15/2029	50,000	49,301
Crown Castle, Inc., Sr. Unscd. Notes	5.10	5/1/2033	127,000	126,292
CubeSmart LP, Gtd. Bonds	3.13	9/1/2026	100,000	98,333
Digital Realty Trust LP, Gtd. Bonds	3.70	8/15/2027	300,000	295,872
Digital Realty Trust LP, Gtd. Notes	3.60	7/1/2029	59,000	56,840
Digital Realty Trust LP, Gtd. Notes	4.45	7/15/2028	95,000	95,083
DOC DR LLC, Gtd. Notes	3.95	1/15/2028	25,000	24,697
EPR Properties, Gtd. Notes	4.50	6/1/2027	50,000	49,602
Equinix, Inc., Sr. Unscd. Notes	2.50	5/15/2031	122,000	108,069
Equinix, Inc., Sr. Unscd. Notes	2.90	11/18/2026	54,000	52,870
Equinix, Inc., Sr. Unscd. Notes	2.95	9/15/2051	155,000	94,633
Equinix, Inc., Sr. Unscd. Notes	3.00	7/15/2050	100,000	62,711
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	70,000	46,646
Equinix, Inc., Sr. Unscd. Notes	3.90	4/15/2032	50,000	47,175
ERP Operating LP, Sr. Unscd. Notes	4.00	8/1/2047	25,000	19,469
ERP Operating LP, Sr. Unscd. Notes	4.15	12/1/2028	200,000	198,990
ERP Operating LP, Sr. Unscd. Notes	4.50	7/1/2044	120,000	103,686
Essex Portfolio LP, Gtd. Notes	2.55	6/15/2031	310,000	273,567
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	500,000	436,776
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	470,000	399,951
Extra Space Storage LP, Gtd. Notes	4.00	6/15/2029	125,000	122,534
Extra Space Storage LP, Gtd. Notes	5.40	6/15/2035	110,000	110,007
Extra Space Storage LP, Gtd. Notes	5.50	7/1/2030	60,000	62,042
Federal Realty OP LP, Sr. Unscd. Notes	3.20	6/15/2029	76,000	72,115
Federal Realty OP LP, Sr. Unscd. Notes	3.50	6/1/2030	100,000	94,988
Federal Realty OP LP, Sr. Unscd. Notes	4.50	12/1/2044	40,000	33,753
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.25	1/15/2032	130,000	115,036
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.00	1/15/2030	140,000	134,002
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.63	9/15/2034	50,000	49,852
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.75	6/1/2028	45,000	45,960
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	6.75	12/1/2033	145,000	155,115
Healthpeak OP LLC, Gtd. Notes	5.25	12/15/2032	100,000	101,429
Highwoods Realty LP, Sr. Unscd. Notes	3.05	2/15/2030	50,000	45,603
Highwoods Realty LP, Sr. Unscd. Notes	3.88	3/1/2027	55,000	54,033
Highwoods Realty LP, Sr. Unscd. Notes	7.65	2/1/2034	629,000	708,626
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	207,000	207,955
Invitation Homes Operating Partnership LP, Gtd. Notes	2.30	11/15/2028	71,000	66,363
Jones Lang Lasalle, Inc., Sr. Unscd. Notes	6.88	12/1/2028	50,000	53,431
Kilroy Realty LP, Gtd. Notes	6.25	1/15/2036	200,000	200,710
Kimco Realty OP LLC, Gtd. Notes	2.80	10/1/2026	25,000	24,480
Kimco Realty OP LLC, Gtd. Notes	3.70	10/1/2049	95,000	69,001
Kimco Realty OP LLC, Gtd. Notes	6.40	3/1/2034	10,000	10,862
Mid-America Apartments LP, Sr. Unscd. Notes	1.10	9/15/2026	390,000	375,706
Mid-America Apartments LP, Sr. Unscd. Notes	3.60	6/1/2027	50,000	49,345

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Real Estate — .9% (continued)
National Health Investors, Inc., Gtd. Notes	3.00	2/1/2031	95,000	84,123
NNN REIT, Inc., Sr. Unscd. Notes	3.00	4/15/2052	76,000	46,474
NNN REIT, Inc., Sr. Unscd. Notes	3.50	4/15/2051	25,000	17,053
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	10,000	10,318
OMEGA Healthcare Investors, Inc., Gtd. Notes	3.63	10/1/2029	115,000	109,135
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.50	4/1/2027	95,000	94,939
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.75	1/15/2028	25,000	25,078
ProLogis LP, Sr. Unscd. Notes	1.75	2/1/2031	10,000	8,657
ProLogis LP, Sr. Unscd. Notes	2.88	11/15/2029	267,000	250,798
ProLogis LP, Sr. Unscd. Notes	4.88	6/15/2028	315,000	319,938
ProLogis LP, Sr. Unscd. Notes	5.13	1/15/2034	275,000	277,812
ProLogis LP, Sr. Unscd. Notes	5.25	3/15/2054	300,000	279,985
Public Storage Operating Co., Gtd. Notes	1.95	11/9/2028	500,000	464,324
Public Storage Operating Co., Gtd. Notes	3.39	5/1/2029	105,000	101,496
Public Storage Operating Co., Gtd. Notes	5.10	8/1/2033	46,000	46,969
Rayonier LP, Gtd. Notes	2.75	5/17/2031	65,000	57,586
Realty Income Corp., Gtd. Notes(a)	3.40	1/15/2030	110,000	105,211
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	203,000	199,581
Realty Income Corp., Sr. Unscd. Notes	2.70	2/15/2032	25,000	22,045
Realty Income Corp., Sr. Unscd. Notes	3.00	1/15/2027	50,000	49,041
Realty Income Corp., Sr. Unscd. Notes	3.20	2/15/2031	10,000	9,280
Realty Income Corp., Sr. Unscd. Notes	3.25	6/15/2029	151,000	144,665
Realty Income Corp., Sr. Unscd. Notes	3.40	1/15/2028	50,000	48,891
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	60,000	59,548
Realty Income Corp., Sr. Unscd. Notes	4.65	3/15/2047	171,000	148,356
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	60,000	59,813
Regency Centers LP, Gtd. Notes	2.95	9/15/2029	130,000	122,563
Regency Centers LP, Gtd. Notes	4.40	2/1/2047	25,000	20,752
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	40,000	34,174
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031	60,000	53,463
Sabra Health Care LP, Gtd. Notes	3.90	10/15/2029	200,000	190,521
Safehold GL Holdings LLC, Gtd. Notes	2.80	6/15/2031	44,000	39,284
Simon Property Group LP, Sr. Unscd. Notes	2.20	2/1/2031	316,000	279,078
Simon Property Group LP, Sr. Unscd. Notes	2.45	9/13/2029	125,000	116,010
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	15,000	13,792
Simon Property Group LP, Sr. Unscd. Notes	3.25	11/30/2026	37,000	36,431
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	102,000	68,718
Simon Property Group LP, Sr. Unscd. Notes	3.38	6/15/2027	48,000	47,166
Simon Property Group LP, Sr. Unscd. Notes	3.38	12/1/2027	90,000	88,155
Simon Property Group LP, Sr. Unscd. Notes(a)	4.75	9/26/2034	100,000	97,358
Simon Property Group LP, Sr. Unscd. Notes	4.75	3/15/2042	70,000	62,969
Simon Property Group LP, Sr. Unscd. Notes	5.50	3/8/2033	30,000	31,236
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	54,365
Store Capital LLC, Sr. Unscd. Notes	2.70	12/1/2031	78,000	66,377
Store Capital LLC, Sr. Unscd. Notes	2.75	11/18/2030	20,000	17,755
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029	115,000	113,253
Sun Communities Operating LP, Gtd. Notes	4.20	4/15/2032	35,000	33,274
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	90,000	78,824
UDR, Inc., Gtd. Notes	2.10	8/1/2032	25,000	20,832
UDR, Inc., Gtd. Notes	2.95	9/1/2026	40,000	39,293

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Real Estate — .9% (continued)
UDR, Inc., Gtd. Notes	3.00	8/15/2031	50,000	45,381
Ventas Realty LP, Gtd. Notes	3.00	1/15/2030	15,000	14,030
Ventas Realty LP, Gtd. Notes	3.25	10/15/2026	94,000	92,489
Ventas Realty LP, Gtd. Notes	3.85	4/1/2027	40,000	39,579
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029	228,000	226,715
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	10,000	8,560
VICI Properties LP, Sr. Unscd. Notes	4.95	2/15/2030	315,000	316,521
VICI Properties LP, Sr. Unscd. Notes	5.63	5/15/2052	208,000	190,439
Welltower OP LLC, Gtd. Notes	2.75	1/15/2031	237,000	215,907
Welltower OP LLC, Gtd. Notes	3.10	1/15/2030	52,000	49,130
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	11/15/2029	375,000	367,027
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	4/15/2030	15,000	14,609
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	3/9/2052	41,000	30,923
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	50,000	40,942
WP Carey, Inc., Sr. Unscd. Notes	3.85	7/15/2029	25,000	24,315
WP Carey, Inc., Sr. Unscd. Notes	4.25	10/1/2026	35,000	34,855
				17,537,950
Retailing — .6%
AutoNation, Inc., Sr. Unscd. Notes	1.95	8/1/2028	45,000	41,739
AutoNation, Inc., Sr. Unscd. Notes	5.89	3/15/2035	100,000	101,244
AutoZone, Inc., Sr. Unscd. Notes	4.00	4/15/2030	75,000	73,078
AutoZone, Inc., Sr. Unscd. Notes	4.50	2/1/2028	19,000	19,059
AutoZone, Inc., Sr. Unscd. Notes	6.25	11/1/2028	411,000	433,423
Best Buy Co., Inc., Sr. Unscd. Notes	4.45	10/1/2028	308,000	307,731
Costco Wholesale Corp., Sr. Unscd. Notes	1.38	6/20/2027	70,000	66,646
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	323,000	317,105
Darden Restaurants, Inc., Sr. Unscd. Notes	3.85	5/1/2027	260,000	257,126
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	3.15	1/15/2032	80,000	71,829
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	4.10	1/15/2052	85,000	60,638
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	50,000	47,447
Dollar General Corp., Sr. Unscd. Notes	4.13	4/3/2050	153,000	115,362
Dollar General Corp., Sr. Unscd. Notes	4.63	11/1/2027	110,000	110,268
Dollar General Corp., Sr. Unscd. Notes	5.20	7/5/2028	10,000	10,172
Dollar General Corp., Sr. Unscd. Notes(a)	5.45	7/5/2033	315,000	322,192
Dollar Tree, Inc., Sr. Unscd. Notes	3.38	12/1/2051	25,000	15,913
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	100,000	99,048
Genuine Parts Co., Sr. Unscd. Notes	2.75	2/1/2032	20,000	17,466
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	9/15/2028	420,000	387,349
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	10/15/2030	40,000	34,667
Lowe’s Companies, Inc., Sr. Unscd. Notes	2.63	4/1/2031	110,000	98,779
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.00	10/15/2050	85,000	52,640
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.50	4/1/2051	107,000	72,525
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.70	4/15/2046	433,000	318,955
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.75	4/1/2032	305,000	286,466
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.05	5/3/2047	105,000	81,051
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.25	4/1/2052	209,000	161,751
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.45	4/1/2062	129,000	98,973
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.80	9/15/2062	40,000	38,538
McDonald’s Corp., Sr. Unscd. Notes(a)	2.63	9/1/2029	341,000	319,200
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	105,000	76,125

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Retailing — .6% (continued)
McDonald’s Corp., Sr. Unscd. Notes	3.80	4/1/2028	25,000	24,709
McDonald’s Corp., Sr. Unscd. Notes	4.20	4/1/2050	175,000	138,744
McDonald’s Corp., Sr. Unscd. Notes	4.45	3/1/2047	241,000	202,160
McDonald’s Corp., Sr. Unscd. Notes	4.45	9/1/2048	240,000	199,433
McDonald’s Corp., Sr. Unscd. Notes	4.70	12/9/2035	269,000	261,471
McDonald’s Corp., Sr. Unscd. Notes(a)	4.95	8/14/2033	125,000	126,697
McDonald’s Corp., Sr. Unscd. Notes	5.45	8/14/2053	115,000	110,284
McDonald’s Corp., Sr. Unscd. Notes	6.30	3/1/2038	135,000	146,187
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	20,000	17,103
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.60	9/1/2027	50,000	49,195
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.90	6/1/2029	45,000	44,043
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.75	11/20/2026	100,000	101,488
Starbucks Corp., Sr. Unscd. Notes	2.00	3/12/2027	120,000	115,463
Starbucks Corp., Sr. Unscd. Notes	3.35	3/12/2050	50,000	33,425
Starbucks Corp., Sr. Unscd. Notes	3.50	11/15/2050	102,000	70,353
Starbucks Corp., Sr. Unscd. Notes	3.55	8/15/2029	168,000	163,243
Starbucks Corp., Sr. Unscd. Notes	3.75	12/1/2047	150,000	109,523
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	40,000	32,692
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	165,000	164,648
Target Corp., Sr. Unscd. Notes	2.35	2/15/2030	40,000	36,793
Target Corp., Sr. Unscd. Notes(a)	2.95	1/15/2052	120,000	75,937
Target Corp., Sr. Unscd. Notes	3.38	4/15/2029	223,000	216,250
Target Corp., Sr. Unscd. Notes	4.50	9/15/2032	100,000	99,246
Target Corp., Sr. Unscd. Notes(a)	4.80	1/15/2053	265,000	234,576
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	127,000	107,404
The Home Depot, Inc., Sr. Unscd. Notes	2.38	3/15/2051	271,000	152,513
The Home Depot, Inc., Sr. Unscd. Notes	2.70	4/15/2030	168,000	156,263
The Home Depot, Inc., Sr. Unscd. Notes	2.95	6/15/2029	125,000	119,218
The Home Depot, Inc., Sr. Unscd. Notes	3.50	9/15/2056	15,000	10,348
The Home Depot, Inc., Sr. Unscd. Notes	3.63	4/15/2052	150,000	108,572
The Home Depot, Inc., Sr. Unscd. Notes	4.25	4/1/2046	400,000	333,065
The Home Depot, Inc., Sr. Unscd. Notes	4.50	9/15/2032	600,000	599,342
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	839,000	852,492
The Home Depot, Inc., Sr. Unscd. Notes	4.95	6/25/2034	640,000	645,361
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	10,000	9,211
The TJX Companies, Inc., Sr. Unscd. Notes	1.60	5/15/2031	102,000	87,459
The TJX Companies, Inc., Sr. Unscd. Notes	2.25	9/15/2026	200,000	195,705
Tractor Supply Co., Sr. Unscd. Notes	5.25	5/15/2033	15,000	15,222
Walmart, Inc., Sr. Unscd. Notes	1.05	9/17/2026	65,000	62,827
Walmart, Inc., Sr. Unscd. Notes	1.50	9/22/2028	60,000	55,459
Walmart, Inc., Sr. Unscd. Notes	1.80	9/22/2031	81,000	70,150
Walmart, Inc., Sr. Unscd. Notes	2.50	9/22/2041	100,000	70,095
Walmart, Inc., Sr. Unscd. Notes	2.65	9/22/2051	285,000	176,000
Walmart, Inc., Sr. Unscd. Notes	2.95	9/24/2049	213,000	142,491
Walmart, Inc., Sr. Unscd. Notes	3.70	6/26/2028	50,000	49,559
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	15,000	14,951
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	10,000	9,042
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	105,000	104,682
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	213,000	174,430
Walmart, Inc., Sr. Unscd. Notes	4.10	4/15/2033	525,000	510,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Retailing — .6% (continued)
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	129,000	111,996
Walmart, Inc., Sr. Unscd. Notes	5.25	9/1/2035	70,000	72,641
				12,305,071
Semiconductors & Semiconductor Equipment — .6%
Analog Devices, Inc., Sr. Unscd. Notes	1.70	10/1/2028	200,000	184,751
Analog Devices, Inc., Sr. Unscd. Notes	2.95	10/1/2051	200,000	128,811
Analog Devices, Inc., Sr. Unscd. Notes	3.45	6/15/2027	202,000	199,225
Applied Materials, Inc., Sr. Unscd. Notes	5.10	10/1/2035	330,000	337,752
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	387,000	378,665
Broadcom, Inc., Gtd. Notes(c)	1.95	2/15/2028	30,000	28,273
Broadcom, Inc., Gtd. Notes(c)	2.45	2/15/2031	330,000	294,450
Broadcom, Inc., Gtd. Notes(c)	2.60	2/15/2033	70,000	59,883
Broadcom, Inc., Gtd. Notes(c)	3.50	2/15/2041	205,000	162,097
Broadcom, Inc., Gtd. Notes	4.11	9/15/2028	233,000	230,977
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	275,000	226,976
Broadcom, Inc., Sr. Unscd. Notes(c)	3.47	4/15/2034	1,099,000	976,918
Broadcom, Inc., Sr. Unscd. Notes(c)	4.00	4/15/2029	50,000	49,218
Broadcom, Inc., Sr. Unscd. Notes(c)	4.15	4/15/2032	165,000	158,430
Broadcom, Inc., Sr. Unscd. Notes	4.60	7/15/2030	200,000	200,164
Broadcom, Inc., Sr. Unscd. Notes	4.90	7/15/2032	200,000	200,965
Broadcom, Inc., Sr. Unscd. Notes(c)	4.93	5/15/2037	50,000	48,277
Broadcom, Inc., Sr. Unscd. Notes	5.15	11/15/2031	295,000	301,750
Broadcom, Inc., Sr. Unscd. Notes	5.20	7/15/2035	100,000	100,589
Intel Corp., Sr. Unscd. Notes	2.45	11/15/2029	155,000	141,001
Intel Corp., Sr. Unscd. Notes	2.80	8/12/2041	50,000	32,885
Intel Corp., Sr. Unscd. Notes	3.10	2/15/2060	170,000	91,141
Intel Corp., Sr. Unscd. Notes	3.15	5/11/2027	55,000	53,647
Intel Corp., Sr. Unscd. Notes	3.20	8/12/2061	50,000	27,241
Intel Corp., Sr. Unscd. Notes	3.73	12/8/2047	355,000	242,477
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	150,000	144,344
Intel Corp., Sr. Unscd. Notes	4.00	8/5/2029	200,000	194,630
Intel Corp., Sr. Unscd. Notes	4.00	12/15/2032	764,000	709,074
Intel Corp., Sr. Unscd. Notes	4.10	5/19/2046	75,000	54,824
Intel Corp., Sr. Unscd. Notes	4.60	3/25/2040	95,000	81,441
Intel Corp., Sr. Unscd. Notes	4.75	3/25/2050	150,000	118,754
Intel Corp., Sr. Unscd. Notes	4.90	8/5/2052	70,000	56,073
Intel Corp., Sr. Unscd. Notes	4.95	3/25/2060	50,000	39,125
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	130,000	101,961
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	50,000	50,745
Intel Corp., Sr. Unscd. Notes(a)	5.20	2/10/2033	550,000	550,152
Intel Corp., Sr. Unscd. Notes	5.63	2/10/2043	50,000	46,559
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	70,000	63,042
KLA Corp., Sr. Unscd. Notes	3.30	3/1/2050	50,000	34,559
KLA Corp., Sr. Unscd. Notes	4.10	3/15/2029	50,000	49,705
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	221,000	206,625
LAM Research Corp., Sr. Unscd. Notes	2.88	6/15/2050	25,000	16,023
LAM Research Corp., Sr. Unscd. Notes	3.13	6/15/2060	115,000	71,160
Marvell Technology, Inc., Gtd. Notes	4.75	7/15/2030	50,000	50,034
Micron Technology, Inc., Sr. Unscd. Notes	3.37	11/1/2041	150,000	110,897
Micron Technology, Inc., Sr. Unscd. Notes	4.66	2/15/2030	48,000	47,778

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
Micron Technology, Inc., Sr. Unscd. Notes	5.38	4/15/2028	285,000	292,149
Micron Technology, Inc., Sr. Unscd. Notes	5.65	11/1/2032	149,000	153,986
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	50,000	51,984
Micron Technology, Inc., Sr. Unscd. Notes	6.75	11/1/2029	140,000	150,594
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	222,000	207,229
NVIDIA Corp., Sr. Unscd. Notes(a)	2.00	6/15/2031	220,000	194,111
NVIDIA Corp., Sr. Unscd. Notes	2.85	4/1/2030	124,000	117,139
NVIDIA Corp., Sr. Unscd. Notes	3.50	4/1/2040	175,000	146,893
NXP BV/NXP Funding LLC, Gtd. Notes	5.55	12/1/2028	40,000	41,196
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	25,000	18,355
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	11/30/2051	80,000	51,468
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	20,000	19,786
QUALCOMM, Inc., Sr. Unscd. Notes	2.15	5/20/2030	100,000	90,608
QUALCOMM, Inc., Sr. Unscd. Notes	3.25	5/20/2050	50,000	34,266
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	355,000	294,986
QUALCOMM, Inc., Sr. Unscd. Notes	4.80	5/20/2045	277,000	251,477
QUALCOMM, Inc., Sr. Unscd. Notes	5.00	5/20/2035	200,000	200,259
QUALCOMM, Inc., Sr. Unscd. Notes	6.00	5/20/2053	60,000	62,959
Texas Instruments, Inc., Sr. Unscd. Notes	1.90	9/15/2031	50,000	43,311
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	450,000	367,107
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/15/2028	718,000	726,169
Texas Instruments, Inc., Sr. Unscd. Notes	5.00	3/14/2053	65,000	59,585
Texas Instruments, Inc., Sr. Unscd. Notes	5.05	5/18/2063	135,000	122,216
TSMC Arizona Corp., Gtd. Notes	1.75	10/25/2026	480,000	464,201
TSMC Arizona Corp., Gtd. Notes	2.50	10/25/2031	260,000	232,940
Xilinx, Inc., Gtd. Notes	2.38	6/1/2030	40,000	36,542
				12,085,584
Supranational Bank — 1.3%
African Development Bank, Jr. Sub. Notes(d)	5.75	5/7/2034	460,000	454,411
African Development Bank, Sr. Unscd. Notes	4.38	11/3/2027	1,385,000	1,396,575
African Development Bank, Unscd. Notes	4.50	6/12/2035	100,000	100,592
Asian Development Bank, Sr. Unscd. Bonds	6.22	8/15/2027	317,000	328,529
Asian Development Bank, Sr. Unscd. Notes	1.50	1/20/2027	725,000	698,502
Asian Development Bank, Sr. Unscd. Notes	1.75	9/19/2029	150,000	137,374
Asian Development Bank, Sr. Unscd. Notes	2.63	1/12/2027	100,000	97,964
Asian Development Bank, Sr. Unscd. Notes	3.13	8/20/2027	585,000	575,267
Asian Development Bank, Sr. Unscd. Notes	3.13	9/26/2028	273,000	266,521
Asian Development Bank, Sr. Unscd. Notes	3.88	6/14/2033	750,000	730,732
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2034	200,000	197,133
Asian Development Bank, Sr. Unscd. Notes(a)	4.50	8/25/2028	985,000	1,001,141
Corp. Andina de Fomento, Sr. Unscd. Notes	2.25	2/8/2027	338,000	327,593
Corp. Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	370,000	378,311
Council of Europe Development Bank, Sr. Unscd. Bonds	3.63	1/26/2028	75,000	74,441
Council of Europe Development Bank, Sr. Unscd. Notes	0.88	9/22/2026	50,000	48,209
European Bank for Reconstruction & Development, Notes	4.38	3/9/2028	728,000	735,818
European Bank for Reconstruction & Development, Sr. Unscd. Notes	4.25	3/13/2034	375,000	372,293
European Investment Bank, Sr. Unscd. Bonds	3.25	11/15/2027	645,000	635,172
European Investment Bank, Sr. Unscd. Bonds	3.63	7/15/2030	900,000	885,978
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	97,109
European Investment Bank, Sr. Unscd. Bonds(a)	3.88	6/15/2028	400,000	399,735

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Supranational Bank — 1.3% (continued)
European Investment Bank, Sr. Unscd. Bonds	4.13	2/13/2034	715,000	706,481
European Investment Bank, Sr. Unscd. Bonds	4.25	8/16/2032	50,000	50,210
European Investment Bank, Sr. Unscd. Bonds(a)	4.63	2/12/2035	500,000	510,207
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	700,000	606,199
European Investment Bank, Sr. Unscd. Notes	1.25	2/14/2031	100,000	86,320
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	150,000	145,720
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	100,000	99,914
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	325,000	325,750
European Investment Bank, Sr. Unscd. Notes	4.75	6/15/2029	1,315,000	1,352,813
Inter-American Development Bank, Sr. Unscd. Bonds	1.13	7/20/2028	535,000	493,249
Inter-American Development Bank, Sr. Unscd. Bonds	4.13	2/15/2029	400,000	402,229
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	880,000	754,660
Inter-American Development Bank, Sr. Unscd. Notes	2.25	6/18/2029	255,000	239,332
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	138,000	135,487
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	700,000	680,999
Inter-American Development Bank, Sr. Unscd. Notes	3.88	10/28/2041	150,000	131,786
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	200,000	199,410
Inter-American Development Bank, Unscd. Bonds	0.63	9/16/2027	115,000	107,210
Inter-American Investment Corp., Sr. Unscd. Bonds	3.63	2/17/2027	185,000	183,487
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.75	8/26/2030	575,000	489,803
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	50,000	43,080
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.13	6/15/2027	1,525,000	1,501,385
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	800,000	796,708
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	4.00	7/25/2030	155,000	155,054
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	11/3/2031	2,555,000	2,201,988
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.50	3/29/2032	400,000	361,457
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.75	2/15/2035	160,000	164,149
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	2.50	11/22/2027	500,000	483,944
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	4.63	7/18/2028	300,000	299,803
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	5.10	4/5/2034	85,000	84,832
International Finance Corp., Sr. Unscd. Notes	0.75	10/8/2026	864,000	830,493
International Finance Corp., Sr. Unscd. Notes	0.75	8/27/2030	350,000	298,068
International Finance Corp., Sr. Unscd. Notes	4.38	1/15/2027	210,000	210,850
International Finance Corp., Sr. Unscd. Notes	4.50	7/13/2028	50,000	50,789
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	4.13	1/18/2029	400,000	402,062
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	4.00	1/18/2028	110,000	110,195
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	4.88	9/14/2026	50,000	50,390
				25,685,913
Technology Hardware & Equipment — .5%
Accenture Capital, Inc., Gtd. Notes	4.50	10/4/2034	200,000	193,475
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	140,000	126,358
Apple, Inc., Sr. Unscd. Bonds	4.75	5/12/2035	300,000	302,087
Apple, Inc., Sr. Unscd. Notes	1.25	8/20/2030	138,000	119,529
Apple, Inc., Sr. Unscd. Notes	1.40	8/5/2028	105,000	97,110
Apple, Inc., Sr. Unscd. Notes(a)	1.65	5/11/2030	500,000	444,809
Apple, Inc., Sr. Unscd. Notes	1.70	8/5/2031	250,000	216,309
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	150,000	138,944
Apple, Inc., Sr. Unscd. Notes	2.38	2/8/2041	60,000	41,856

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Technology Hardware & Equipment — .5% (continued)
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	485,000	301,085
Apple, Inc., Sr. Unscd. Notes	2.65	2/8/2051	381,000	234,818
Apple, Inc., Sr. Unscd. Notes	2.70	8/5/2051	370,000	229,872
Apple, Inc., Sr. Unscd. Notes	2.85	8/5/2061	100,000	59,260
Apple, Inc., Sr. Unscd. Notes	2.90	9/12/2027	62,000	60,562
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	150,000	99,916
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	260,000	255,066
Apple, Inc., Sr. Unscd. Notes	3.25	8/8/2029	166,000	160,702
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	281,000	277,856
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	155,000	145,486
Apple, Inc., Sr. Unscd. Notes	3.85	5/4/2043	411,000	341,866
Apple, Inc., Sr. Unscd. Notes	3.85	8/4/2046	166,000	133,458
Apple, Inc., Sr. Unscd. Notes	3.95	8/8/2052	25,000	19,826
Apple, Inc., Sr. Unscd. Notes	4.00	5/10/2028	250,000	249,862
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	116,000	116,519
Apple, Inc., Sr. Unscd. Notes	4.20	5/12/2030	200,000	200,199
Apple, Inc., Sr. Unscd. Notes	4.50	5/12/2032	200,000	201,170
Apple, Inc., Sr. Unscd. Notes	4.65	2/23/2046	207,000	187,929
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	85,000	80,391
CGI, Inc., Sr. Unscd. Notes	1.45	9/14/2026	115,000	111,091
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	48,000	35,872
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	40,000	27,258
Dell International LLC/EMC Corp., Sr. Unscd. Notes	4.90	10/1/2026	121,000	121,385
Dell International LLC/EMC Corp., Sr. Unscd. Notes	5.30	10/1/2029	168,000	172,490
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.20	7/15/2030	110,000	117,301
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	100,000	127,178
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.55	10/15/2029	500,000	496,964
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.60	10/15/2054	350,000	322,220
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	6.20	10/15/2035	101,000	106,525
HP, Inc., Sr. Unscd. Notes	3.00	6/17/2027	397,000	386,905
HP, Inc., Sr. Unscd. Notes	4.75	1/15/2028	20,000	20,180
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	50,000	47,777
International Business Machines Corp., Sr. Unscd. Notes	2.95	5/15/2050	345,000	217,183
International Business Machines Corp., Sr. Unscd. Notes	3.30	1/27/2027	315,000	310,350
International Business Machines Corp., Sr. Unscd. Notes	3.43	2/9/2052	50,000	34,008
International Business Machines Corp., Sr. Unscd. Notes	4.00	6/20/2042	140,000	115,501
International Business Machines Corp., Sr. Unscd. Notes	4.15	7/27/2027	357,000	356,587
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	189,900	166,253
International Business Machines Corp., Sr. Unscd. Notes	4.50	2/6/2028	215,000	215,954
International Business Machines Corp., Sr. Unscd. Notes	4.70	2/19/2046	160,000	140,125
International Business Machines Corp., Sr. Unscd. Notes	4.90	7/27/2052	200,000	175,795
International Business Machines Corp., Sr. Unscd. Notes	5.10	2/6/2053	65,000	58,732
International Business Machines Corp., Sr. Unscd. Notes	7.13	12/1/2096	125,000	148,891
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.70	10/15/2028	50,000	47,091
Kyndryl Holdings, Inc., Sr. Unscd. Notes(a)	6.35	2/20/2034	300,000	316,541
Leidos, Inc., Gtd. Notes	5.50	3/15/2035	100,000	100,805
Teledyne FLIR LLC, Sr. Unscd. Notes	2.50	8/1/2030	25,000	22,602
Western Digital Corp., Sr. Scd. Notes	2.85	2/1/2029	135,000	125,597
Western Digital Corp., Sr. Scd. Notes	3.10	2/1/2032	50,000	44,352
				9,725,833

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Telecommunication Services — 1.0%
America Movil SAB de CV, Gtd. Notes	6.13	3/30/2040	200,000	207,760
America Movil SAB de CV, Sr. Unscd. Notes	4.38	7/16/2042	305,000	256,348
AT&T, Inc., Sr. Unscd. Bonds	5.65	2/15/2047	50,000	49,695
AT&T, Inc., Sr. Unscd. Notes	1.65	2/1/2028	305,000	285,537
AT&T, Inc., Sr. Unscd. Notes	2.25	2/1/2032	75,000	64,392
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	382,000	318,597
AT&T, Inc., Sr. Unscd. Notes	3.10	2/1/2043	60,000	43,299
AT&T, Inc., Sr. Unscd. Notes	3.30	2/1/2052	200,000	130,796
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	470,000	317,058
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	493,000	330,616
AT&T, Inc., Sr. Unscd. Notes	3.65	6/1/2051	150,000	105,710
AT&T, Inc., Sr. Unscd. Notes	3.65	9/15/2059	350,000	233,377
AT&T, Inc., Sr. Unscd. Notes	3.80	2/15/2027	65,000	64,384
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	615,000	428,309
AT&T, Inc., Sr. Unscd. Notes	3.85	6/1/2060	105,000	72,687
AT&T, Inc., Sr. Unscd. Notes	4.10	2/15/2028	165,000	163,810
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	400,000	398,753
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	75,000	61,961
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	50,000	41,406
AT&T, Inc., Sr. Unscd. Notes	4.75	5/15/2046	700,000	610,150
AT&T, Inc., Sr. Unscd. Notes	5.15	3/15/2042	219,000	204,464
AT&T, Inc., Sr. Unscd. Notes	5.25	3/1/2037	250,000	247,857
AT&T, Inc., Sr. Unscd. Notes	5.40	2/15/2034	508,000	519,287
British Telecommunications PLC, Sr. Unscd. Notes	5.13	12/4/2028	100,000	101,706
Cisco Systems, Inc., Sr. Unscd. Notes	5.35	2/26/2064	732,000	704,252
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	125,000	127,926
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	50,000	37,742
Corning, Inc., Sr. Unscd. Notes	5.35	11/15/2048	50,000	46,713
Corning, Inc., Sr. Unscd. Notes	5.45	11/15/2079	197,000	178,894
Corning, Inc., Sr. Unscd. Notes	5.85	11/15/2068	55,000	52,677
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	50,000	58,634
Deutsche Telekom International Finance BV, Gtd. Bonds	9.25	6/1/2032	100,000	124,157
Juniper Networks, Inc., Sr. Unscd. Notes	2.00	12/10/2030	110,000	95,210
Juniper Networks, Inc., Sr. Unscd. Notes	3.75	8/15/2029	40,000	38,708
Motorola Solutions, Inc., Sr. Unscd. Notes	2.30	11/15/2030	292,000	259,135
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	2/23/2028	20,000	20,080
Motorola Solutions, Inc., Sr. Unscd. Notes	4.85	8/15/2030	500,000	503,392
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	600,000	608,385
Motorola Solutions, Inc., Sr. Unscd. Notes	5.55	8/15/2035	300,000	306,063
Motorola Solutions, Inc., Sr. Unscd. Notes	5.60	6/1/2032	99,000	102,716
Nokia OYJ, Sr. Unscd. Notes	4.38	6/12/2027	85,000	84,234
Nokia OYJ, Sr. Unscd. Notes	6.63	5/15/2039	210,000	213,940
Orange SA, Sr. Unscd. Notes	5.38	1/13/2042	67,000	64,871
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	295,000	355,804
Rogers Communications, Inc., Gtd. Notes	3.20	3/15/2027	250,000	244,829
Rogers Communications, Inc., Gtd. Notes	4.50	3/15/2042	500,000	427,934
Sprint Capital Corp., Gtd. Notes	6.88	11/15/2028	310,000	331,409
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	35,000	42,286
Telefonica Emisiones SA, Gtd. Notes	4.90	3/6/2048	200,000	168,347
Telefonica Emisiones SA, Gtd. Notes	5.52	3/1/2049	130,000	118,710

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Telecommunication Services — 1.0% (continued)
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	120,000	132,727
Telefonica Europe BV, Gtd. Notes	8.25	9/15/2030	91,000	104,546
TELUS Corp., Sr. Unscd. Notes	3.70	9/15/2027	109,000	107,124
The Bell Telephone Company of Canada or Bell Canada, Gtd. Notes	4.46	4/1/2048	74,000	59,595
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	520,000	490,888
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	100,000	92,966
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	391,000	349,277
T-Mobile USA, Inc., Gtd. Notes	2.70	3/15/2032	109,000	95,710
T-Mobile USA, Inc., Gtd. Notes	2.88	2/15/2031	150,000	136,360
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	190,000	138,795
T-Mobile USA, Inc., Gtd. Notes	3.30	2/15/2051	260,000	172,315
T-Mobile USA, Inc., Gtd. Notes	3.40	10/15/2052	25,000	16,665
T-Mobile USA, Inc., Gtd. Notes	3.60	11/15/2060	95,000	62,531
T-Mobile USA, Inc., Gtd. Notes	3.75	4/15/2027	285,000	281,684
T-Mobile USA, Inc., Gtd. Notes	4.38	4/15/2040	315,000	277,941
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	95,000	78,052
T-Mobile USA, Inc., Gtd. Notes	4.80	7/15/2028	368,000	372,419
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	120,000	121,468
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	103,000	103,264
T-Mobile USA, Inc., Gtd. Notes	5.15	4/15/2034	300,000	301,646
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	403,000	388,499
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2034	260,000	271,428
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2054	75,000	73,276
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	166,000	161,662
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	99,000	100,087
Verizon Communications, Inc., Sr. Unscd. Notes	1.50	9/18/2030	205,000	176,334
Verizon Communications, Inc., Sr. Unscd. Notes	1.68	10/30/2030	140,000	121,266
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	30,000	25,804
Verizon Communications, Inc., Sr. Unscd. Notes	2.10	3/22/2028	325,000	307,241
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	455,000	391,175
Verizon Communications, Inc., Sr. Unscd. Notes	2.85	9/3/2041	50,000	35,330
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	435,000	269,663
Verizon Communications, Inc., Sr. Unscd. Notes	3.00	11/20/2060	554,000	325,773
Verizon Communications, Inc., Sr. Unscd. Notes	3.15	3/22/2030	50,000	47,152
Verizon Communications, Inc., Sr. Unscd. Notes	3.40	3/22/2041	210,000	162,198
Verizon Communications, Inc., Sr. Unscd. Notes	3.55	3/22/2051	85,000	60,477
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	140,000	96,199
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	161,000	158,474
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	3/1/2052	30,000	22,243
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	250,000	245,636
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	603,000	602,234
Verizon Communications, Inc., Sr. Unscd. Notes	4.50	8/10/2033	50,000	48,365
Verizon Communications, Inc., Sr. Unscd. Notes	4.52	9/15/2048	194,000	161,939
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	250,000	242,334
Verizon Communications, Inc., Sr. Unscd. Notes	4.81	3/15/2039	500,000	465,939
Verizon Communications, Inc., Sr. Unscd. Notes	4.86	8/21/2046	50,000	44,356
Verizon Communications, Inc., Sr. Unscd. Notes	5.01	8/21/2054	34,000	30,196
Verizon Communications, Inc., Sr. Unscd. Notes	5.05	5/9/2033	165,000	166,363
Verizon Communications, Inc., Sr. Unscd. Notes	5.25	3/16/2037	200,000	198,271
Verizon Communications, Inc., Sr. Unscd. Notes	5.50	3/16/2047	40,000	38,546

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Telecommunication Services — 1.0% (continued)
Verizon Communications, Inc., Sr. Unscd. Notes	5.85	9/15/2035	310,000	326,044
Verizon Communications, Inc., Sr. Unscd. Notes	6.55	9/15/2043	260,000	283,226
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	200,000	188,862
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	55,000	51,661
				20,359,233
Transportation — .5%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	3.90	8/1/2046	165,000	130,490
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.15	12/15/2048	90,000	72,827
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.45	1/15/2053	155,000	128,783
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	222,000	194,934
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	5.75	5/1/2040	70,000	72,495
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	315,000	341,996
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.45	3/15/2043	113,000	98,621
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.70	9/1/2045	40,000	35,761
Canadian National Railway Co., Sr. Unscd. Notes	2.45	5/1/2050	100,000	58,506
Canadian National Railway Co., Sr. Unscd. Notes	4.45	1/20/2049	100,000	85,557
Canadian National Railway Co., Sr. Unscd. Notes	6.20	6/1/2036	115,000	126,315
Canadian National Railway Co., Sr. Unscd. Notes	6.25	8/1/2034	200,000	219,521
Canadian Pacific Railway Co., Gtd. Notes	2.88	11/15/2029	193,000	180,551
Canadian Pacific Railway Co., Gtd. Notes	4.00	6/1/2028	18,000	17,826
Canadian Pacific Railway Co., Gtd. Notes	4.80	8/1/2045	50,000	44,562
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	226,000	204,992
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	205,000	208,081
CSX Corp., Sr. Unscd. Notes(a)	2.40	2/15/2030	400,000	368,205
CSX Corp., Sr. Unscd. Notes	3.25	6/1/2027	40,000	39,241
CSX Corp., Sr. Unscd. Notes	3.35	9/15/2049	175,000	121,267
CSX Corp., Sr. Unscd. Notes	3.80	4/15/2050	95,000	71,297
CSX Corp., Sr. Unscd. Notes	4.10	11/15/2032	100,000	96,457
CSX Corp., Sr. Unscd. Notes	4.10	3/15/2044	110,000	90,585
CSX Corp., Sr. Unscd. Notes	4.50	11/15/2052	100,000	83,567
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	13,000	11,425
CSX Corp., Sr. Unscd. Notes	5.20	11/15/2033	200,000	205,906
CSX Corp., Sr. Unscd. Notes	6.22	4/30/2040	20,000	21,500
FedEx Corp., Gtd. Bonds(c)	4.90	1/15/2034	130,000	125,766
FedEx Corp., Gtd. Notes	3.10	8/5/2029	50,000	47,299
FedEx Corp., Gtd. Notes(c)	3.10	8/5/2029	120,000	113,095
FedEx Corp., Gtd. Notes(c)	3.25	5/15/2041	120,000	85,706
FedEx Corp., Gtd. Notes(c)	3.88	8/1/2042	275,000	208,775
FedEx Corp., Gtd. Notes(c)	4.05	2/15/2048	95,000	69,914
FedEx Corp., Gtd. Notes	4.25	5/15/2030	150,000	148,528
FedEx Corp., Gtd. Notes(c)	4.40	1/15/2047	70,000	54,836
FedEx Corp., Gtd. Notes(c)	4.55	4/1/2046	35,000	28,361
FedEx Corp., Gtd. Notes	4.75	11/15/2045	200,000	164,496
FedEx Corp., Gtd. Notes(c)	4.75	11/15/2045	15,000	12,480
FedEx Corp., Gtd. Notes(c)	5.10	1/15/2044	59,000	51,794
Kirby Corp., Sr. Unscd. Notes	4.20	3/1/2028	65,000	64,263
Norfolk Southern Corp., Sr. Unscd. Bonds	4.84	10/1/2041	50,000	45,844
Norfolk Southern Corp., Sr. Unscd. Notes	2.55	11/1/2029	189,000	175,493
Norfolk Southern Corp., Sr. Unscd. Notes	3.05	5/15/2050	338,000	220,354
Norfolk Southern Corp., Sr. Unscd. Notes	4.05	8/15/2052	145,000	112,612

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Transportation — .5% (continued)
Norfolk Southern Corp., Sr. Unscd. Notes	4.15	2/28/2048	50,000	39,949
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	3/1/2033	110,000	107,370
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	6/15/2045	25,000	21,352
Norfolk Southern Corp., Sr. Unscd. Notes	4.55	6/1/2053	114,000	95,803
Norfolk Southern Corp., Sr. Unscd. Notes	5.35	8/1/2054	60,000	57,067
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	175,000	178,828
Ryder System, Inc., Sr. Unscd. Notes	5.65	3/1/2028	45,000	46,340
Union Pacific Corp., Sr. Unscd. Notes	2.38	5/20/2031	100,000	89,432
Union Pacific Corp., Sr. Unscd. Notes	2.40	2/5/2030	164,000	150,694
Union Pacific Corp., Sr. Unscd. Notes	2.80	2/14/2032	190,000	170,812
Union Pacific Corp., Sr. Unscd. Notes	2.97	9/16/2062	266,000	153,315
Union Pacific Corp., Sr. Unscd. Notes	3.25	2/5/2050	75,000	51,104
Union Pacific Corp., Sr. Unscd. Notes	3.35	8/15/2046	40,000	28,598
Union Pacific Corp., Sr. Unscd. Notes	3.50	2/14/2053	250,000	175,238
Union Pacific Corp., Sr. Unscd. Notes	3.55	8/15/2039	128,000	106,285
Union Pacific Corp., Sr. Unscd. Notes	3.70	3/1/2029	38,000	37,239
Union Pacific Corp., Sr. Unscd. Notes	3.75	2/5/2070	100,000	67,413
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	15,000	10,272
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	95,000	94,173
Union Pacific Corp., Sr. Unscd. Notes	3.95	8/15/2059	230,000	168,268
Union Pacific Corp., Sr. Unscd. Notes	4.05	3/1/2046	125,000	100,240
Union Pacific Corp., Sr. Unscd. Notes	4.10	9/15/2067	15,000	10,992
Union Pacific Corp., Sr. Unscd. Notes	4.30	3/1/2049	85,000	69,457
Union Pacific Corp., Sr. Unscd. Notes	4.95	5/15/2053	10,000	8,996
Union Pacific Corp., Sr. Unscd. Notes	6.63	2/1/2029	50,000	53,728
United Parcel Service, Inc., Sr. Unscd. Bonds(a)	5.25	5/14/2035	100,000	101,642
United Parcel Service, Inc., Sr. Unscd. Bonds	5.95	5/14/2055	100,000	101,665
United Parcel Service, Inc., Sr. Unscd. Notes	2.50	9/1/2029	200,000	186,498
United Parcel Service, Inc., Sr. Unscd. Notes	3.05	11/15/2027	148,000	144,280
United Parcel Service, Inc., Sr. Unscd. Notes	4.25	3/15/2049	202,000	162,851
United Parcel Service, Inc., Sr. Unscd. Notes	4.45	4/1/2030	600,000	603,725
United Parcel Service, Inc., Sr. Unscd. Notes	4.88	3/3/2033	227,000	229,559
United Parcel Service, Inc., Sr. Unscd. Notes(a)	5.30	4/1/2050	135,000	126,088
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	101,763
				8,911,920
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K057, Cl. A2(e)	2.57	7/25/2026	115,375	113,412
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K058, Cl. AM(e)	2.72	8/25/2026	90,000	88,279
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K064, Cl. A2(e)	3.22	3/25/2027	20,000	19,654
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K065, Cl. AM(e)	3.33	5/25/2027	120,000	117,768
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K069, Cl. A2(e)	3.19	9/25/2027	146,943	143,681
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K072, Cl. A1(e)	3.25	11/25/2027	46,410	45,719
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K072, Cl. A2(e)	3.44	12/25/2027	160,000	156,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. A1(e)	3.70	3/25/2028	14,343	14,193
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. A2(e)	3.85	5/25/2028	50,000	49,456
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K079, Cl. A2(e)	3.93	6/25/2028	322,000	319,069
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K081, Cl. AM(e)	3.90	8/25/2028	50,000	49,387
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K082, Cl. A2(e)	3.92	9/25/2028	350,000	346,664
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K087, Cl. A2(e)	3.77	12/25/2028	130,000	128,140
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K089, Cl. AM(e)	3.63	1/25/2029	410,000	400,723
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K099, Cl. A2(e)	2.60	9/25/2029	40,000	37,534
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K101, Cl. A2(e)	2.52	10/25/2029	10,000	9,339
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K105, Cl. A2(e)	1.87	1/25/2030	90,000	81,384
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(e)	1.78	10/25/2029	31,032	29,339
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K109, Cl. A2(e)	1.56	4/25/2030	450,000	399,028
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K110, Cl. A1(e)	1.02	9/25/2029	119,885	111,403
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K116, Cl. A2(e)	1.38	7/25/2030	320,000	278,843
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K117, Cl. A2(e)	1.41	8/25/2030	130,000	113,161
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K118, Cl. A2(e)	1.49	9/25/2030	280,000	244,217
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K121, Cl. A2(e)	1.55	10/25/2030	140,000	121,933
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K123, Cl. A2(e)	1.62	12/25/2030	200,000	174,406
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K124, Cl. A2(e)	1.66	12/25/2030	1,300,000	1,133,703
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(e)	2.07	1/25/2031	50,000	44,554
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K134, Cl. A2(e)	2.24	10/25/2031	125,000	110,268
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K135, Cl. A2(e)	2.15	10/25/2031	200,000	175,578
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K136, Cl. A2(e)	2.13	11/25/2031	120,000	104,919
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K137, Cl. A2(e)	2.35	11/25/2031	400,000	353,981
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K142, Cl. A2(e)	2.40	3/25/2032	30,000	26,488
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1510, Cl. A2(e)	3.72	1/25/2031	145,000	140,214
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1513, Cl. A3(e)	2.80	8/25/2034	20,000	17,202

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1515, Cl. A2(e)	1.94	2/25/2035	410,000	325,510
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K152, Cl. A1(e)	2.83	5/25/2030	30,788	29,595
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K153, Cl. A3(e)	3.12	10/25/2031	50,000	46,476
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K154, Cl. A3(e)	3.46	11/25/2032	555,000	519,145
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K155, Cl. AM(e)	4.25	4/25/2033	250,000	243,413
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(e)	3.99	5/25/2033	260,000	255,518
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(e)	4.20	5/25/2033	100,000	97,525
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K158, Cl. A2(e)	4.05	7/25/2033	413,000	398,350
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K159, Cl. A2(e)	4.50	7/25/2033	250,000	248,384
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K161, Cl. A2(e)	4.90	10/25/2033	700,000	712,857
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K162, Cl. A2(e)	5.15	12/25/2033	390,000	403,337
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K163, Cl. A2(e)	5.00	3/25/2034	300,000	307,292
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K508, Cl. A2(e)	4.74	8/25/2028	100,000	101,132
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K509, Cl. A2(e)	4.85	9/25/2028	210,000	213,119
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K518, Cl. A2(e)	5.40	1/25/2029	200,000	206,524
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K520, Cl. A2(e)	5.18	3/25/2029	100,000	102,704
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K736, Cl. A2(e)	2.28	7/25/2026	44,550	43,701
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K743, Cl. A2(e)	1.77	5/25/2028	75,000	70,200
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K747, Cl. AM(e)	1.75	12/25/2028	1,000,000	921,514
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K749, Cl. A1(e)	2.29	9/25/2028	173,646	168,014
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K754, Cl. A2(e)	4.94	11/25/2030	150,000	153,745
Federal National Mortgage Association, ACES, Ser. 2017-M13, Cl. A2(e)	2.93	9/25/2027	199,957	194,693
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(e)	2.99	12/25/2027	31,251	30,413
Federal National Mortgage Association, ACES, Ser. 2018-M12, Cl. A2(e)	3.63	8/25/2030	600,000	581,865
Federal National Mortgage Association, ACES, Ser. 2018-M13, Cl. A2(e)	3.74	9/25/2030	7,352	7,164
Federal National Mortgage Association, ACES, Ser. 2019-M1, Cl. A2(e)	3.54	9/25/2028	20,639	20,252
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(e)	2.89	6/25/2029	96,455	91,979
Federal National Mortgage Association, ACES, Ser. 2019-M22, Cl. A2(e)	2.52	8/25/2029	35,107	32,953
Federal National Mortgage Association, ACES, Ser. 2019-M25, Cl. A2(e)	2.33	11/25/2029	707,233	656,650
Federal National Mortgage Association, ACES, Ser. 2019-M5, Cl. A2(e)	3.27	2/25/2029	37,127	36,005
Federal National Mortgage Association, ACES, Ser. 2019-M7, Cl. A2(e)	3.14	4/25/2029	15,489	14,909
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A1(e)	2.15	10/25/2029	12,116	11,734

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(e)	2.44	10/25/2029	200,000	186,133
Federal National Mortgage Association, ACES, Ser. 2020-M42, Cl. A2(e)	1.27	7/25/2030	500,000	434,034
Federal National Mortgage Association, ACES, Ser. 2021-M13, Cl. 2A1(e)	1.49	11/25/2032	63,572	58,017
Federal National Mortgage Association, ACES, Ser. 2021-M1G, Cl. A2(e)	1.47	11/25/2030	60,000	51,778
Federal National Mortgage Association, ACES, Ser. 2022-M11, Cl. A2(e)	2.97	10/25/2027	138,848	135,227
Federal National Mortgage Association, ACES, Ser. 2022-M13, Cl. A2(e)	2.59	6/25/2032	240,000	213,243
Federal National Mortgage Association, ACES, Ser. 2022-M3, Cl. A2(e)	1.71	11/25/2031	100,000	84,787
Federal National Mortgage Association, ACES, Ser. 2023-M8, Cl. A2(e)	4.48	3/25/2033	500,000	496,640
				14,607,155
U.S. Government Agencies Mortgage-Backed — 24.3%
Federal Home Loan Mortgage Corp.:
1.00%, 10/1/2036(e)			51,078	43,712
1.50%, 11/1/2035-11/1/2051(e)			8,987,877	7,259,833
2.00%, 8/1/2035-8/1/2052(e)			32,865,379	26,363,945
2.50%, 9/1/2027-10/1/2053(e)			26,294,949	21,984,028
3.00%, 2/1/2031-9/1/2053(e)			11,532,395	10,174,149
3.50%, 2/1/2033-8/1/2053(e)			10,003,435	9,079,123
4.00%, 7/1/2029-3/1/2055(e)			4,557,883	4,244,765
4.50%, 5/1/2038-2/1/2055(e)			5,737,228	5,479,335
5.00%, 10/1/2038-2/1/2055(e)			8,876,113	8,674,623
5.50%, 8/1/2038-6/1/2055(e)			14,391,736	14,352,232
6.00%, 11/1/2052-2/1/2055(e)			10,838,891	11,016,285
6.50%, 10/1/2053-10/1/2054(e)			3,525,990	3,640,564
7.00%, 12/1/2053(e)			634,096	665,794
Federal National Mortgage Association:
1.50%(e),(f)			100,000	88,271
1.50%, 10/1/2035-4/1/2052(e)			14,563,226	11,806,298
2.00%(e),(f)			200,000	162,707
2.00%, 8/1/2030-6/1/2052(e)			75,731,982	61,408,807
2.50%(e),(f)			350,000	289,482
2.50%, 6/1/2028-9/1/2052(e)			46,018,196	38,568,080
3.00%(e),(f)			500,000	427,954
3.00%, 11/1/2026-3/1/2053(e)			30,035,790	26,366,220
3.50%(e),(f)			500,000	446,760
3.50%, 8/1/2030-2/1/2055(e)			17,099,294	15,614,534
4.00%(e),(f)			1,325,000	1,235,302
4.00%, 4/1/2034-5/1/2055(e)			16,627,353	15,585,152
4.50%(e),(f)			1,225,000	1,179,803
4.50%, 11/1/2037-9/1/2053(e)			9,820,109	9,433,784
5.00%(e),(f)			3,225,000	3,160,829
5.00%, 9/1/2039-1/1/2055(e)			10,045,988	9,857,960
5.50%(e),(f)			7,050,000	7,023,968
5.50%, 10/1/2035-2/1/2055(e)			8,528,965	8,529,654
6.00%(e),(f)			7,150,000	7,250,397
6.00%, 6/1/2038-4/1/2055(e)			10,198,079	10,379,577
6.50%(e),(f)			4,525,000	4,665,989
6.50%, 7/1/2053-6/1/2055(e)			5,119,100	5,287,889
7.00%(e),(f)			2,400,000	2,521,372
7.00%, 1/1/2054(e)			50,695	53,230

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Mortgage-Backed — 24.3% (continued)
Government National Mortgage Association II:
1.50%, 2/20/2051			67,599	52,389
2.00%(f)			350,000	282,528
2.00%, 8/20/2050-4/20/2052			20,059,004	16,212,870
2.50%(f)			325,000	273,146
2.50%, 2/20/2043-6/20/2052			20,839,341	17,551,506
3.00%(f)			150,000	131,075
3.00%, 6/20/2042-11/20/2052			15,302,624	13,464,724
3.50%(f)			750,000	673,813
3.50%, 10/20/2026-12/20/2054			11,525,195	10,453,744
4.00%(f)			425,000	391,250
4.00%, 10/20/2040-5/20/2054			7,978,862	7,454,919
4.50%(f)			3,400,000	3,226,317
4.50%, 2/20/2040-5/20/2054			5,988,214	5,755,075
5.00%(f)			5,250,000	5,124,310
5.00%, 9/20/2039-1/20/2055			6,673,243	6,542,915
5.50%(f)			8,600,000	8,577,173
5.50%, 9/20/2052-4/20/2055			4,992,580	5,000,685
6.00%(f)			4,475,000	4,534,845
6.00%, 11/20/2053-12/20/2054			4,130,001	4,203,210
6.50%(f)			2,225,000	2,283,560
6.50%, 12/20/2052-7/20/2054			1,047,546	1,075,872
7.00%(f)			775,000	800,497
				478,388,830
U.S. Government Agencies Obligations — .7%
Federal Farm Credit Banks Funding Corp., Bonds	0.75	12/16/2026	116,000	110,624
Federal Farm Credit Banks Funding Corp., Bonds	1.10	8/10/2029	136,000	120,306
Federal Farm Credit Banks Funding Corp., Bonds	1.12	9/1/2028	50,000	45,554
Federal Farm Credit Banks Funding Corp., Bonds	1.15	8/12/2030	150,000	129,423
Federal Farm Credit Banks Funding Corp., Bonds	1.23	7/29/2030	26,000	22,438
Federal Farm Credit Banks Funding Corp., Bonds	1.24	9/3/2030	550,000	472,738
Federal Farm Credit Banks Funding Corp., Bonds	1.38	1/14/2031	150,000	128,190
Federal Farm Credit Banks Funding Corp., Bonds	1.79	6/22/2035	200,000	150,824
Federal Farm Credit Banks Funding Corp., Bonds	2.02	4/1/2031	500,000	440,294
Federal Home Loan Banks, Bonds	1.25	12/21/2026	590,000	567,499
Federal Home Loan Banks, Bonds	1.88	9/11/2026	340,000	331,397
Federal Home Loan Banks, Bonds	3.00	3/12/2027	300,000	295,080
Federal Home Loan Banks, Bonds	3.25	11/16/2028	1,085,000	1,064,946
Federal Home Loan Banks, Bonds	4.63	11/17/2026	500,000	503,109
Federal Home Loan Banks, Bonds	5.50	7/15/2036	150,000	161,497
Federal Home Loan Banks, Bonds, Ser. 4	1.00	7/27/2026	875,000	847,944
Federal Home Loan Mortgage Corp., Notes(b),(e)	0.00	12/14/2029	340,000	284,533
Federal Home Loan Mortgage Corp., Notes(b),(e)	0.00	11/15/2038	250,000	128,619
Federal Home Loan Mortgage Corp., Notes(e)	0.80	10/28/2026	700,000	672,112
Federal Home Loan Mortgage Corp., Notes(e)	4.55	2/11/2028	400,000	399,356
Federal Home Loan Mortgage Corp., Notes(e)	4.88	5/14/2030	800,000	798,042
Federal Home Loan Mortgage Corp., Notes(a),(e)	6.25	7/15/2032	458,000	514,685
Federal National Mortgage Association, Notes(e)	0.88	8/5/2030	195,000	167,784
Federal National Mortgage Association, Notes(e)	6.25	5/15/2029	150,000	161,957
Federal National Mortgage Association, Notes(e)	7.13	1/15/2030	100,000	112,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Obligations — .7% (continued)
Federal National Mortgage Association, Notes(e)	7.25	5/15/2030	50,000	57,033
Federal National Mortgage Association, Unscd. Notes(a),(e)	0.75	10/8/2027	1,850,000	1,726,866
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	210,000	216,294
Tennessee Valley Authority, Sr. Unscd. Bonds	5.38	4/1/2056	200,000	196,796
Tennessee Valley Authority, Sr. Unscd. Bonds	7.13	5/1/2030	150,000	169,797
Tennessee Valley Authority, Sr. Unscd. Bonds, Ser. B	4.70	7/15/2033	307,000	310,805
Tennessee Valley Authority, Sr. Unscd. Notes	3.88	3/15/2028	390,000	389,246
Tennessee Valley Authority, Sr. Unscd. Notes	4.25	9/15/2065	150,000	119,543
Tennessee Valley Authority, Sr. Unscd. Notes	4.38	8/1/2034	100,000	98,515
Tennessee Valley Authority, Sr. Unscd. Notes	4.88	5/15/2035	450,000	456,491
Tennessee Valley Authority, Sr. Unscd. Notes	5.25	2/1/2055	300,000	290,548
				12,663,536
U.S. Treasury Securities — 45.0%
U.S. Treasury Bonds	1.13	5/15/2040	1,345,000	830,117
U.S. Treasury Bonds	1.13	8/15/2040	1,435,000	877,368
U.S. Treasury Bonds(a)	1.25	5/15/2050	950,000	450,063
U.S. Treasury Bonds	1.38	11/15/2040	4,435,000	2,808,602
U.S. Treasury Bonds	1.38	8/15/2050	5,195,000	2,524,445
U.S. Treasury Bonds	1.63	11/15/2050	3,975,000	2,063,273
U.S. Treasury Bonds	1.75	8/15/2041	4,044,000	2,662,721
U.S. Treasury Bonds	1.88	2/15/2041	5,715,000	3,904,059
U.S. Treasury Bonds	1.88	2/15/2051	7,483,000	4,141,373
U.S. Treasury Bonds	1.88	11/15/2051	7,745,000	4,242,808
U.S. Treasury Bonds	2.00	11/15/2041	2,562,000	1,746,964
U.S. Treasury Bonds	2.00	2/15/2050	1,633,000	946,119
U.S. Treasury Bonds	2.00	8/15/2051	3,700,000	2,100,906
U.S. Treasury Bonds	2.25	5/15/2041	5,769,600	4,154,112
U.S. Treasury Bonds	2.25	8/15/2046	6,378,000	4,128,758
U.S. Treasury Bonds	2.25	8/15/2049	3,755,000	2,322,820
U.S. Treasury Bonds	2.25	2/15/2052	5,454,900	3,282,316
U.S. Treasury Bonds	2.38	2/15/2042	5,575,000	4,014,000
U.S. Treasury Bonds	2.38	11/15/2049	7,065,000	4,484,067
U.S. Treasury Bonds	2.38	5/15/2051	1,515,000	946,402
U.S. Treasury Bonds	2.50	2/15/2045	750,000	521,602
U.S. Treasury Bonds	2.50	2/15/2046	2,425,000	1,661,125
U.S. Treasury Bonds	2.50	5/15/2046	4,655,000	3,177,765
U.S. Treasury Bonds	2.75	8/15/2042	457,000	345,820
U.S. Treasury Bonds	2.75	11/15/2042	508,000	382,588
U.S. Treasury Bonds	2.75	8/15/2047	665,000	468,202
U.S. Treasury Bonds	2.88	5/15/2043	2,611,800	1,991,089
U.S. Treasury Bonds	2.88	8/15/2045	250,000	184,688
U.S. Treasury Bonds	2.88	5/15/2049	3,225,000	2,284,207
U.S. Treasury Bonds	2.88	5/15/2052	1,980,300	1,373,214
U.S. Treasury Bonds	3.00	5/15/2042	1,845,000	1,456,973
U.S. Treasury Bonds	3.00	11/15/2044	1,590,000	1,209,891
U.S. Treasury Bonds	3.00	5/15/2045	2,958,000	2,238,374
U.S. Treasury Bonds	3.00	2/15/2047	1,385,000	1,027,713
U.S. Treasury Bonds	3.00	5/15/2047	2,657,000	1,966,595
U.S. Treasury Bonds	3.00	2/15/2048	1,796,000	1,318,376
U.S. Treasury Bonds	3.00	8/15/2048	3,075,000	2,246,191

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Bonds	3.00	2/15/2049	1,645,000	1,196,480
U.S. Treasury Bonds	3.00	8/15/2052	1,108,700	788,043
U.S. Treasury Bonds	3.13	2/15/2042	1,215,000	981,682
U.S. Treasury Bonds	3.13	2/15/2043	135,000	107,304
U.S. Treasury Bonds	3.13	8/15/2044	700,000	545,563
U.S. Treasury Bonds	3.13	5/15/2048	1,450,000	1,086,367
U.S. Treasury Bonds	3.25	5/15/2042	5,505,000	4,504,638
U.S. Treasury Bonds	3.38	8/15/2042	5,330,000	4,425,566
U.S. Treasury Bonds	3.38	5/15/2044	1,845,000	1,499,351
U.S. Treasury Bonds	3.38	11/15/2048	802,000	626,437
U.S. Treasury Bonds	3.63	8/15/2043	1,559,000	1,325,637
U.S. Treasury Bonds	3.63	2/15/2044	1,150,000	972,828
U.S. Treasury Bonds	3.63	2/15/2053	5,600,000	4,505,375
U.S. Treasury Bonds	3.63	5/15/2053	5,115,000	4,110,382
U.S. Treasury Bonds	3.75	8/15/2041	154,200	136,708
U.S. Treasury Bonds	3.75	11/15/2043	614,600	530,573
U.S. Treasury Bonds	3.88	8/15/2040	1,339,600	1,219,873
U.S. Treasury Bonds	3.88	2/15/2043	5,100,000	4,515,891
U.S. Treasury Bonds	3.88	5/15/2043	4,108,000	3,628,519
U.S. Treasury Bonds	4.00	11/15/2042	5,240,000	4,728,281
U.S. Treasury Bonds	4.00	11/15/2052	3,950,000	3,403,789
U.S. Treasury Bonds	4.13	8/15/2044	1,509,000	1,366,352
U.S. Treasury Bonds	4.13	8/15/2053	4,940,000	4,348,744
U.S. Treasury Bonds	4.25	2/15/2054	3,640,000	3,272,588
U.S. Treasury Bonds	4.25	8/15/2054	5,815,000	5,228,957
U.S. Treasury Bonds	4.38	11/15/2039	55,000	53,359
U.S. Treasury Bonds	4.38	5/15/2041	790,000	757,536
U.S. Treasury Bonds	4.38	8/15/2043	3,168,000	2,986,335
U.S. Treasury Bonds(a)	4.50	2/15/2036	3,500,000	3,548,125
U.S. Treasury Bonds	4.50	5/15/2038	50,000	50,070
U.S. Treasury Bonds	4.50	2/15/2044	2,630,000	2,512,061
U.S. Treasury Bonds	4.50	11/15/2054	5,225,000	4,901,703
U.S. Treasury Bonds	4.63	5/15/2044	250,000	242,461
U.S. Treasury Bonds	4.63	11/15/2044	1,805,000	1,746,620
U.S. Treasury Bonds	4.63	5/15/2054	4,953,900	4,741,037
U.S. Treasury Bonds(a)	4.63	2/15/2055	4,960,000	4,751,525
U.S. Treasury Bonds	4.75	11/15/2043	1,250,000	1,233,984
U.S. Treasury Bonds(a)	4.75	2/15/2045	1,845,000	1,813,577
U.S. Treasury Bonds	4.75	11/15/2053	3,600,000	3,513,938
U.S. Treasury Bonds	4.75	5/15/2055	3,700,000	3,618,484
U.S. Treasury Bonds	5.00	5/15/2037	295,000	310,211
U.S. Treasury Bonds(a)	5.00	5/15/2045	1,260,000	1,278,309
U.S. Treasury Bonds	5.25	11/15/2028	135,000	140,316
U.S. Treasury Bonds	5.25	2/15/2029	135,000	141,117
U.S. Treasury Bonds	6.75	8/15/2026	3,975,000	4,076,859
U.S. Treasury Notes	0.38	7/31/2027	3,929,700	3,662,910
U.S. Treasury Notes	0.38	9/30/2027	2,170,000	2,011,997
U.S. Treasury Notes	0.50	5/31/2027	2,300,000	2,160,652
U.S. Treasury Notes	0.50	6/30/2027	2,281,700	2,137,935
U.S. Treasury Notes	0.50	8/31/2027	1,660,000	1,547,172

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Notes	0.50	10/31/2027	5,475,000	5,075,924
U.S. Treasury Notes	0.63	11/30/2027	5,630,000	5,221,825
U.S. Treasury Notes	0.63	12/31/2027	9,045,800	8,368,072
U.S. Treasury Notes	0.63	5/15/2030	6,170,000	5,282,098
U.S. Treasury Notes	0.63	8/15/2030	7,630,000	6,475,366
U.S. Treasury Notes	0.75	8/31/2026	2,450,000	2,362,145
U.S. Treasury Notes	0.75	1/31/2028	5,381,800	4,981,108
U.S. Treasury Notes(a)	0.88	9/30/2026	2,363,400	2,276,527
U.S. Treasury Notes	0.88	11/15/2030	9,865,000	8,416,078
U.S. Treasury Notes	1.00	7/31/2028	5,129,300	4,714,548
U.S. Treasury Notes	1.13	2/29/2028	4,810,600	4,485,509
U.S. Treasury Notes	1.13	8/31/2028	4,739,600	4,362,283
U.S. Treasury Notes	1.13	2/15/2031	1,320,000	1,134,994
U.S. Treasury Notes	1.25	11/30/2026	3,570,700	3,441,123
U.S. Treasury Notes(a)	1.25	12/31/2026	5,385,700	5,178,898
U.S. Treasury Notes	1.25	3/31/2028	465,000	434,121
U.S. Treasury Notes	1.25	4/30/2028	3,312,700	3,086,763
U.S. Treasury Notes	1.25	5/31/2028	2,405,000	2,236,462
U.S. Treasury Notes	1.25	6/30/2028	2,915,800	2,705,999
U.S. Treasury Notes	1.25	9/30/2028	7,081,400	6,528,719
U.S. Treasury Notes	1.25	8/15/2031	3,905,900	3,321,236
U.S. Treasury Notes	1.38	8/31/2026	1,030,000	999,824
U.S. Treasury Notes	1.38	10/31/2028	4,346,200	4,015,481
U.S. Treasury Notes(a)	1.38	12/31/2028	7,280,200	6,700,059
U.S. Treasury Notes	1.38	11/15/2031	7,050,000	5,995,254
U.S. Treasury Notes	1.50	8/15/2026	3,290,900	3,202,200
U.S. Treasury Notes	1.50	1/31/2027	5,295,000	5,100,367
U.S. Treasury Notes	1.50	11/30/2028	7,980,000	7,387,734
U.S. Treasury Notes	1.50	2/15/2030	6,112,700	5,501,430
U.S. Treasury Notes(a)	1.63	9/30/2026	1,000,800	972,496
U.S. Treasury Notes(a)	1.63	10/31/2026	4,665,000	4,524,686
U.S. Treasury Notes	1.63	11/30/2026	375,000	363,237
U.S. Treasury Notes	1.63	5/15/2031	3,515,000	3,080,568
U.S. Treasury Notes	1.75	12/31/2026	488,800	473,372
U.S. Treasury Notes	1.75	1/31/2029	3,605,500	3,354,523
U.S. Treasury Notes	1.75	11/15/2029	750,000	687,422
U.S. Treasury Notes	1.88	2/28/2027	1,220,100	1,180,399
U.S. Treasury Notes	1.88	2/28/2029	2,499,800	2,332,040
U.S. Treasury Notes	1.88	2/15/2032	2,265,000	1,975,859
U.S. Treasury Notes	2.00	11/15/2026	6,221,300	6,057,991
U.S. Treasury Notes	2.25	2/15/2027	4,103,000	3,994,495
U.S. Treasury Notes	2.25	8/15/2027	5,255,000	5,081,749
U.S. Treasury Notes	2.25	11/15/2027	1,125,000	1,084,219
U.S. Treasury Notes	2.38	5/15/2027	3,746,100	3,642,790
U.S. Treasury Notes	2.38	3/31/2029	900,000	853,172
U.S. Treasury Notes	2.38	5/15/2029	140,000	132,497
U.S. Treasury Notes	2.50	3/31/2027	836,800	816,730
U.S. Treasury Notes	2.63	5/31/2027	4,700,000	4,588,742
U.S. Treasury Notes	2.63	2/15/2029	2,285,700	2,190,343
U.S. Treasury Notes	2.63	7/31/2029	1,335,000	1,272,005

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Notes	2.75	4/30/2027	2,145,000	2,100,676
U.S. Treasury Notes	2.75	7/31/2027	2,560,000	2,501,500
U.S. Treasury Notes	2.75	2/15/2028	8,675,000	8,434,404
U.S. Treasury Notes	2.75	8/15/2032	6,520,000	5,966,819
U.S. Treasury Notes	2.88	5/15/2028	1,768,100	1,721,135
U.S. Treasury Notes	2.88	8/15/2028	4,234,000	4,110,949
U.S. Treasury Notes	2.88	4/30/2029	5,302,700	5,112,963
U.S. Treasury Notes	2.88	5/15/2032	5,955,000	5,514,888
U.S. Treasury Notes	3.13	8/31/2027	3,095,000	3,045,432
U.S. Treasury Notes	3.13	11/15/2028	4,525,000	4,417,885
U.S. Treasury Notes	3.13	8/31/2029	2,750,000	2,667,930
U.S. Treasury Notes	3.25	6/30/2027	2,540,000	2,507,456
U.S. Treasury Notes	3.25	6/30/2029	3,585,400	3,498,846
U.S. Treasury Notes	3.38	9/15/2027	4,390,000	4,341,641
U.S. Treasury Notes	3.38	5/15/2033	7,480,000	7,067,431
U.S. Treasury Notes(a)	3.50	9/30/2026	6,650,000	6,601,943
U.S. Treasury Notes	3.50	1/31/2028	2,307,900	2,286,263
U.S. Treasury Notes	3.50	4/30/2028	1,487,800	1,472,573
U.S. Treasury Notes	3.50	9/30/2029	2,985,000	2,936,261
U.S. Treasury Notes	3.50	1/31/2030	4,310,000	4,232,218
U.S. Treasury Notes	3.50	4/30/2030	4,615,000	4,525,224
U.S. Treasury Notes	3.50	2/15/2033	7,368,400	7,042,579
U.S. Treasury Notes	3.63	3/31/2028	5,850,000	5,811,609
U.S. Treasury Notes	3.63	5/31/2028	3,754,800	3,728,106
U.S. Treasury Notes(a)	3.63	8/31/2029	5,210,000	5,151,795
U.S. Treasury Notes	3.63	3/31/2030	3,740,000	3,687,991
U.S. Treasury Notes	3.63	9/30/2031	3,500,000	3,414,961
U.S. Treasury Notes	3.75	8/31/2026	3,955,000	3,937,542
U.S. Treasury Notes(a)	3.75	4/30/2027	3,990,000	3,974,414
U.S. Treasury Notes	3.75	6/30/2027	5,420,000	5,399,887
U.S. Treasury Notes	3.75	8/15/2027	4,296,600	4,280,823
U.S. Treasury Notes	3.75	4/15/2028	3,425,000	3,412,424
U.S. Treasury Notes(a)	3.75	5/15/2028	3,820,000	3,806,570
U.S. Treasury Notes	3.75	12/31/2028	6,895,000	6,861,602
U.S. Treasury Notes	3.75	5/31/2030	2,380,000	2,358,431
U.S. Treasury Notes	3.75	6/30/2030	5,530,000	5,477,292
U.S. Treasury Notes	3.75	12/31/2030	4,271,000	4,218,947
U.S. Treasury Notes	3.75	8/31/2031	3,482,000	3,422,969
U.S. Treasury Notes	3.88	3/31/2027	4,680,000	4,670,677
U.S. Treasury Notes(a)	3.88	5/31/2027	4,540,000	4,532,197
U.S. Treasury Notes	3.88	7/31/2027	4,580,000	4,574,096
U.S. Treasury Notes	3.88	10/15/2027	4,085,000	4,080,851
U.S. Treasury Notes	3.88	11/30/2027	2,355,700	2,353,676
U.S. Treasury Notes	3.88	12/31/2027	786,700	786,208
U.S. Treasury Notes(a)	3.88	3/15/2028	3,940,000	3,939,384
U.S. Treasury Notes	3.88	6/15/2028	3,720,000	3,719,709
U.S. Treasury Notes	3.88	7/15/2028	3,850,000	3,849,098
U.S. Treasury Notes	3.88	9/30/2029	325,900	325,263
U.S. Treasury Notes	3.88	11/30/2029	1,548,600	1,544,970
U.S. Treasury Notes	3.88	12/31/2029	2,980,000	2,972,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Notes(a)	3.88	4/30/2030	4,630,000	4,616,255
U.S. Treasury Notes(a)	3.88	6/30/2030	6,160,000	6,138,344
U.S. Treasury Notes	3.88	7/31/2030	4,640,000	4,622,962
U.S. Treasury Notes	3.88	8/15/2033	6,800,000	6,636,375
U.S. Treasury Notes	3.88	8/15/2034	9,281,000	8,979,368
U.S. Treasury Notes	4.00	1/15/2027	4,143,000	4,139,763
U.S. Treasury Notes	4.00	12/15/2027	3,950,000	3,958,641
U.S. Treasury Notes	4.00	2/29/2028	1,644,600	1,648,712
U.S. Treasury Notes	4.00	6/30/2028	1,409,800	1,414,316
U.S. Treasury Notes	4.00	1/31/2029	4,395,000	4,408,391
U.S. Treasury Notes	4.00	7/31/2029	3,345,000	3,354,669
U.S. Treasury Notes	4.00	2/28/2030	7,816,000	7,837,983
U.S. Treasury Notes	4.00	3/31/2030	2,600,000	2,606,094
U.S. Treasury Notes(a)	4.00	5/31/2030	6,100,000	6,114,773
U.S. Treasury Notes	4.00	1/31/2031	4,795,000	4,792,378
U.S. Treasury Notes	4.00	4/30/2032	4,325,000	4,293,914
U.S. Treasury Notes(a)	4.00	6/30/2032	2,820,000	2,797,088
U.S. Treasury Notes	4.00	7/31/2032	2,920,000	2,894,906
U.S. Treasury Notes	4.00	2/15/2034	6,450,000	6,325,031
U.S. Treasury Notes	4.13	10/31/2026	4,860,000	4,859,430
U.S. Treasury Notes	4.13	1/31/2027	4,760,000	4,764,648
U.S. Treasury Notes	4.13	2/15/2027	3,335,000	3,339,560
U.S. Treasury Notes(a)	4.13	2/28/2027	4,715,000	4,722,367
U.S. Treasury Notes	4.13	9/30/2027	4,072,000	4,088,861
U.S. Treasury Notes(a)	4.13	11/15/2027	4,005,000	4,022,522
U.S. Treasury Notes	4.13	7/31/2028	5,811,800	5,851,302
U.S. Treasury Notes	4.13	3/31/2029	3,040,000	3,062,087
U.S. Treasury Notes	4.13	10/31/2029	3,930,000	3,959,475
U.S. Treasury Notes(a)	4.13	11/30/2029	4,625,000	4,660,049
U.S. Treasury Notes	4.13	8/31/2030	930,300	936,914
U.S. Treasury Notes	4.13	3/31/2031	3,450,000	3,466,980
U.S. Treasury Notes	4.13	7/31/2031	4,180,000	4,194,695
U.S. Treasury Notes	4.13	10/31/2031	3,100,000	3,106,781
U.S. Treasury Notes	4.13	11/30/2031	2,935,000	2,940,274
U.S. Treasury Notes	4.13	2/29/2032	1,805,000	1,806,410
U.S. Treasury Notes	4.13	3/31/2032	2,790,000	2,791,308
U.S. Treasury Notes	4.13	5/31/2032	2,800,000	2,798,688
U.S. Treasury Notes	4.13	11/15/2032	4,020,000	4,010,578
U.S. Treasury Notes	4.25	11/30/2026	4,760,000	4,768,925
U.S. Treasury Notes	4.25	12/31/2026	7,700,000	7,718,047
U.S. Treasury Notes	4.25	3/15/2027	1,505,000	1,510,585
U.S. Treasury Notes	4.25	1/15/2028	4,000,000	4,031,250
U.S. Treasury Notes	4.25	2/15/2028	3,765,000	3,796,179
U.S. Treasury Notes	4.25	2/28/2029	4,000,000	4,045,937
U.S. Treasury Notes	4.25	6/30/2029	3,459,700	3,500,784
U.S. Treasury Notes	4.25	1/31/2030	5,330,000	5,397,041
U.S. Treasury Notes	4.25	2/28/2031	1,915,100	1,937,692
U.S. Treasury Notes	4.25	6/30/2031	2,210,000	2,232,791
U.S. Treasury Notes	4.25	11/15/2034	12,735,000	12,655,406
U.S. Treasury Notes	4.25	5/15/2035	7,295,000	7,231,169

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Notes(a)	4.38	8/15/2026	3,955,000	3,963,188
U.S. Treasury Notes	4.38	12/15/2026	1,542,000	1,548,264
U.S. Treasury Notes	4.38	7/15/2027	2,470,000	2,489,393
U.S. Treasury Notes	4.38	8/31/2028	3,350,000	3,396,586
U.S. Treasury Notes	4.38	11/30/2028	6,370,000	6,463,062
U.S. Treasury Notes	4.38	12/31/2029	5,270,000	5,362,637
U.S. Treasury Notes	4.38	11/30/2030	40,400	41,132
U.S. Treasury Notes	4.38	1/31/2032	3,995,000	4,055,549
U.S. Treasury Notes	4.38	5/15/2034	10,060,000	10,121,303
U.S. Treasury Notes	4.50	4/15/2027	3,005,000	3,029,885
U.S. Treasury Notes	4.50	5/31/2029	4,887,500	4,987,541
U.S. Treasury Notes	4.50	12/31/2031	3,245,000	3,318,013
U.S. Treasury Notes	4.50	11/15/2033	8,785,000	8,941,483
U.S. Treasury Notes(a)	4.63	9/15/2026	2,110,000	2,120,962
U.S. Treasury Notes	4.63	10/15/2026	3,600,200	3,621,014
U.S. Treasury Notes	4.63	11/15/2026	3,839,000	3,863,744
U.S. Treasury Notes	4.63	6/15/2027	2,590,000	2,620,453
U.S. Treasury Notes	4.63	9/30/2028	1,100,000	1,123,719
U.S. Treasury Notes	4.63	4/30/2029	4,600,000	4,712,844
U.S. Treasury Notes	4.63	9/30/2030	2,048,500	2,109,795
U.S. Treasury Notes	4.63	4/30/2031	7,550,000	7,777,090
U.S. Treasury Notes	4.63	5/31/2031	3,100,000	3,192,758
U.S. Treasury Notes(a)	4.63	2/15/2035	9,000,000	9,195,469
U.S. Treasury Notes	4.88	10/31/2028	3,573,900	3,679,721
U.S. Treasury Notes(a)	4.88	10/31/2030	2,017,800	2,101,822
				885,158,825
Utilities — 2.4%
AEP Texas, Inc., Sr. Unscd. Notes	5.70	5/15/2034	355,000	362,467
AEP Texas, Inc., Sr. Unscd. Notes, Ser. I	2.10	7/1/2030	90,000	79,930
AEP Transmission Co. LLC, Sr. Unscd. Notes	3.80	6/15/2049	30,000	22,295
AEP Transmission Co. LLC, Sr. Unscd. Notes	4.25	9/15/2048	90,000	72,502
AEP Transmission Co. LLC, Sr. Unscd. Notes	5.40	3/15/2053	71,000	68,202
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	90,000	59,736
Alabama Power Co., Sr. Unscd. Notes	3.75	3/1/2045	50,000	38,746
Alabama Power Co., Sr. Unscd. Notes	3.94	9/1/2032	110,000	104,847
Alabama Power Co., Sr. Unscd. Notes	5.85	11/15/2033	500,000	529,764
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	50,000	46,676
Ameren Corp., Sr. Unscd. Notes	5.70	12/1/2026	50,000	50,684
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	105,000	90,302
Ameren Illinois Co., First Mortgage Bonds	2.90	6/15/2051	110,000	68,481
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	250,000	263,946
American Electric Power Co., Inc., Sr. Unscd. Notes	2.30	3/1/2030	150,000	135,446
American Electric Power Co., Inc., Sr. Unscd. Notes	5.20	1/15/2029	70,000	71,528
American Electric Power Co., Inc., Sr. Unscd. Notes	5.63	3/1/2033	265,000	274,860
American Electric Power Co., Inc., Sr. Unscd. Notes	5.75	11/1/2027	200,000	205,233
American Water Capital Corp., Sr. Unscd. Bonds	6.59	10/15/2037	115,000	128,020
American Water Capital Corp., Sr. Unscd. Notes	2.80	5/1/2030	100,000	92,720
American Water Capital Corp., Sr. Unscd. Notes	3.45	5/1/2050	250,000	176,540
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2028	104,000	102,349
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	65,000	49,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
American Water Capital Corp., Sr. Unscd. Notes	4.45	6/1/2032	100,000	98,259
Appalachian Power Co., Sr. Unscd. Notes	5.65	4/1/2034	250,000	257,185
Arizona Public Service Co., Sr. Unscd. Notes	2.60	8/15/2029	750,000	697,536
Arizona Public Service Co., Sr. Unscd. Notes	3.50	12/1/2049	65,000	44,094
Atmos Energy Corp., Sr. Unscd. Notes	2.85	2/15/2052	85,000	51,919
Atmos Energy Corp., Sr. Unscd. Notes	3.38	9/15/2049	52,000	35,932
Atmos Energy Corp., Sr. Unscd. Notes	4.13	3/15/2049	115,000	91,016
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	10,000	10,695
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	35,000	37,564
Avista Corp., First Mortgage Bonds	4.00	4/1/2052	30,000	22,255
Avista Corp., First Mortgage Bonds	4.35	6/1/2048	50,000	40,700
Baltimore Gas and Electric Co., Sr. Unscd. Notes	5.30	6/1/2034	80,000	81,650
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	1.65	5/15/2031	125,000	106,325
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	2.85	5/15/2051	185,000	113,772
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	257,000	250,483
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	130,000	97,189
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	4.45	1/15/2049	150,000	124,558
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	257,000	240,152
Black Hills Corp., Sr. Unscd. Notes	6.15	5/15/2034	126,000	132,686
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds	3.95	3/1/2048	250,000	194,811
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AD	2.90	7/1/2050	115,000	72,461
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AJ	4.85	10/1/2052	50,000	44,376
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	1.75	10/1/2030	97,000	84,460
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	5.25	3/1/2028	245,000	250,426
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	50,000	50,673
CenterPoint Energy, Inc., Jr. Sub. Notes, Ser. A	7.00	2/15/2055	50,000	52,118
Commonwealth Edison Co., First Mortgage Bonds	3.70	3/1/2045	100,000	76,998
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2048	320,000	252,172
Commonwealth Edison Co., First Mortgage Bonds, Ser. 123	3.75	8/15/2047	70,000	53,026
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	3.70	11/15/2059	90,000	62,184
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	12/1/2045	209,000	178,750
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	5/15/2058	75,000	60,638
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.63	12/1/2054	30,000	25,181
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	50,000	47,945
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 7-A	6.30	8/15/2037	65,000	70,487
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. C	4.30	12/1/2056	25,000	19,592
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes(a)	2.40	6/15/2031	325,000	290,579
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	3.60	6/15/2061	200,000	136,061
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.13	3/15/2035	250,000	252,190
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2055	200,000	193,358
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.60	6/15/2042	55,000	54,024
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	10/1/2041	55,000	55,045
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.13	1/15/2034	45,000	48,400
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	283,000	300,971
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.50	10/1/2053	105,000	113,489
Consumers Energy Co., First Mortgage Bonds	3.50	8/1/2051	100,000	72,920
Consumers Energy Co., First Mortgage Bonds	3.75	2/15/2050	80,000	59,767
Consumers Energy Co., First Mortgage Bonds	4.20	9/1/2052	195,000	157,989
Consumers Energy Co., First Mortgage Bonds	4.63	5/15/2033	50,000	49,286
Delmarva Power & Light Co., First Mortgage Bonds	4.15	5/15/2045	100,000	81,320

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Dominion Energy South Carolina, Inc., First Mortgage Bonds	4.60	6/15/2043	100,000	87,876
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.10	6/1/2065	70,000	62,170
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.45	2/1/2041	25,000	24,761
Dominion Energy South Carolina, Inc., First Mortgage Bonds	6.25	10/15/2053	60,000	64,524
Dominion Energy, Inc., Jr. Sub. Notes, Ser. A	6.88	2/1/2055	250,000	261,510
Dominion Energy, Inc., Jr. Sub. Notes, Ser. B	7.00	6/1/2054	350,000	373,927
Dominion Energy, Inc., Sr. Unscd. Notes(a)	5.38	11/15/2032	25,000	25,651
Dominion Energy, Inc., Sr. Unscd. Notes	7.00	6/15/2038	112,000	126,495
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	70,000	66,449
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	4.90	8/1/2041	25,000	22,484
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	25,000	26,593
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. F	5.25	8/1/2033	50,000	50,336
DTE Electric Co., General Ref. Mortgage Bonds	4.30	7/1/2044	200,000	167,819
DTE Electric Co., General Ref. Mortgage Bonds	5.25	5/15/2035	200,000	203,223
DTE Electric Co., General Ref. Mortgage Bonds	5.85	5/15/2055	200,000	206,296
DTE Energy Co., Sr. Unscd. Notes	2.85	10/1/2026	41,000	40,237
DTE Energy Co., Sr. Unscd. Notes	4.88	6/1/2028	360,000	363,861
Duke Energy Carolinas LLC, First Mortgage Bonds	2.85	3/15/2032	115,000	102,893
Duke Energy Carolinas LLC, First Mortgage Bonds	4.95	1/15/2033	100,000	101,387
Duke Energy Carolinas LLC, First Mortgage Bonds	5.40	1/15/2054	29,000	27,892
Duke Energy Carolinas LLC, First Ref. Mortgage Bonds	2.95	12/1/2026	25,000	24,572
Duke Energy Carolinas LLC, First Ref. Mortgage Bonds	3.88	3/15/2046	75,000	58,282
Duke Energy Corp., Sr. Unscd. Notes	2.45	6/1/2030	95,000	86,128
Duke Energy Corp., Sr. Unscd. Notes	2.65	9/1/2026	208,000	203,863
Duke Energy Corp., Sr. Unscd. Notes	3.50	6/15/2051	62,000	42,342
Duke Energy Corp., Sr. Unscd. Notes	3.75	9/1/2046	90,000	66,465
Duke Energy Corp., Sr. Unscd. Notes	4.80	12/15/2045	250,000	215,956
Duke Energy Corp., Sr. Unscd. Notes	4.85	1/5/2029	75,000	75,855
Duke Energy Corp., Sr. Unscd. Notes	5.00	12/8/2027	200,000	202,676
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	295,000	257,537
Duke Energy Corp., Sr. Unscd. Notes	6.10	9/15/2053	85,000	86,428
Duke Energy Florida LLC, First Mortgage Bonds	1.75	6/15/2030	100,000	88,093
Duke Energy Florida LLC, First Mortgage Bonds	2.40	12/15/2031	106,000	93,254
Duke Energy Florida LLC, First Mortgage Bonds	3.80	7/15/2028	20,000	19,785
Duke Energy Florida LLC, First Mortgage Bonds	5.88	11/15/2033	1,050,000	1,112,065
Duke Energy Florida LLC, First Mortgage Bonds	6.20	11/15/2053	150,000	159,775
Duke Energy Indiana LLC, First Mortgage Bonds	5.90	5/15/2055	150,000	153,231
Duke Energy Ohio, Inc., First Mortgage Bonds	3.70	6/15/2046	50,000	37,320
Duke Energy Progress LLC, First Mortgage Bonds	3.60	9/15/2047	50,000	36,546
Duke Energy Progress LLC, First Mortgage Bonds	4.38	3/30/2044	100,000	84,541
Duke Energy Progress LLC, First Mortgage Bonds	5.05	3/15/2035	100,000	100,091
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	200,000	201,859
Duke Energy Progress LLC, First Mortgage Bonds	5.25	3/15/2033	150,000	153,825
Duke Energy Progress LLC, First Mortgage Bonds	5.55	3/15/2055	150,000	146,897
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A3	2.80	7/1/2041	250,000	187,654
Edison International, Sr. Unscd. Notes(a)	4.13	3/15/2028	105,000	101,817
Emera US Finance LP, Gtd. Notes	2.64	6/15/2031	230,000	201,510
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	50,000	41,333
ENEL Chile SA, Sr. Unscd. Notes	4.88	6/12/2028	100,000	100,578
Entergy Corp., Sr. Unscd. Notes	2.80	6/15/2030	230,000	211,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Entergy Corp., Sr. Unscd. Notes	2.95	9/1/2026	72,000	70,706
Entergy Louisiana LLC, Collateral Trust	3.05	6/1/2031	445,000	410,331
Entergy Louisiana LLC, Collateral Trust	4.00	3/15/2033	160,000	150,535
Entergy Louisiana LLC, Collateral Trust	4.20	9/1/2048	60,000	47,735
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	10,000	8,632
Entergy Louisiana LLC, First Mortgage Bonds	2.35	6/15/2032	251,000	216,501
Entergy Louisiana LLC, First Mortgage Bonds	4.95	1/15/2045	100,000	88,709
Entergy Louisiana LLC, First Mortgage Notes	5.70	3/15/2054	200,000	197,369
Entergy Mississippi LLC, First Mortgage Bonds	2.85	6/1/2028	155,000	149,110
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	80,000	78,619
Essential Utilities, Inc., Sr. Unscd. Notes	2.70	4/15/2030	100,000	91,858
Essential Utilities, Inc., Sr. Unscd. Notes	3.57	5/1/2029	200,000	193,039
Evergy Kansas Central, Inc., First Mortgage Bonds	4.25	12/1/2045	90,000	73,421
Evergy Kansas Central, Inc., First Mortgage Bonds	5.25	3/15/2035	250,000	251,651
Evergy, Inc., Sr. Unscd. Notes	2.90	9/15/2029	100,000	93,690
Eversource Energy, Sr. Unscd. Notes	3.45	1/15/2050	120,000	83,494
Eversource Energy, Sr. Unscd. Notes	5.13	5/15/2033	165,000	164,908
Eversource Energy, Sr. Unscd. Notes	5.45	3/1/2028	225,000	229,926
Eversource Energy, Sr. Unscd. Notes	5.95	2/1/2029	135,000	140,683
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	100,000	98,786
Eversource Energy, Sr. Unscd. Notes, Ser. R	1.65	8/15/2030	100,000	86,789
Eversource Energy, Sr. Unscd. Notes, Ser. U	1.40	8/15/2026	31,000	29,961
Exelon Corp., Sr. Unscd. Notes	4.70	4/15/2050	210,000	175,723
Exelon Corp., Sr. Unscd. Notes	5.15	3/15/2028	248,000	252,208
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	200,000	198,513
Florida Power & Light Co., First Mortgage Bonds	2.88	12/4/2051	215,000	134,609
Florida Power & Light Co., First Mortgage Bonds	3.15	10/1/2049	25,000	16,801
Florida Power & Light Co., First Mortgage Bonds	3.95	3/1/2048	105,000	83,004
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	300,000	234,865
Florida Power & Light Co., First Mortgage Bonds	4.40	5/15/2028	245,000	245,879
Florida Power & Light Co., First Mortgage Bonds	4.63	5/15/2030	310,000	312,687
Florida Power & Light Co., First Mortgage Bonds	4.80	5/15/2033	125,000	124,929
Florida Power & Light Co., First Mortgage Bonds	5.05	4/1/2028	115,000	117,318
Florida Power & Light Co., First Mortgage Bonds	5.96	4/1/2039	95,000	100,161
Florida Power & Light Co., Sr. Unscd. Notes, Ser. A	3.30	5/30/2027	310,000	304,645
Georgia Power Co., Sr. Unscd. Notes	4.30	3/15/2043	25,000	21,203
Georgia Power Co., Sr. Unscd. Notes	5.13	5/15/2052	145,000	135,432
Georgia Power Co., Sr. Unscd. Notes, Ser. A	3.25	3/15/2051	317,000	216,522
Idaho Power Co., First Mortgage Bonds	5.20	8/15/2034	65,000	66,039
Idaho Power Co., First Mortgage Notes	5.80	4/1/2054	50,000	49,650
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	25,000	20,104
Indiana Michigan Power Co., Sr. Unscd. Notes	4.25	8/15/2048	300,000	237,834
Interstate Power & Light Co., Sr. Unscd. Debs.	2.30	6/1/2030	15,000	13,508
Interstate Power & Light Co., Sr. Unscd. Debs.	3.60	4/1/2029	350,000	340,054
Interstate Power & Light Co., Sr. Unscd. Notes	4.95	9/30/2034	100,000	97,789
Interstate Power & Light Co., Sr. Unscd. Notes	5.45	9/30/2054	100,000	95,599
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	100,000	100,192
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Scd. Notes	5.08	10/1/2054	308,084	291,107
Kentucky Utilities Co., First Mortgage Bonds, Ser. KENT	5.45	4/15/2033	25,000	25,772
Louisville Gas & Electric Co., First Mortgage Bonds	4.25	4/1/2049	165,000	132,181

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
MidAmerican Energy Co., First Mortgage Bonds	2.70	8/1/2052	150,000	92,200
MidAmerican Energy Co., First Mortgage Bonds	3.65	4/15/2029	215,000	210,117
MidAmerican Energy Co., First Mortgage Bonds	3.65	8/1/2048	50,000	37,109
MidAmerican Energy Co., First Mortgage Bonds	4.25	7/15/2049	270,000	219,014
MidAmerican Energy Co., First Mortgage Bonds	5.85	9/15/2054	30,000	30,706
Mississippi Power Co., Sr. Unscd. Notes, Ser. 12-A	4.25	3/15/2042	30,000	25,659
National Fuel Gas Co., Sr. Unscd. Notes	2.95	3/1/2031	85,000	75,782
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	245,000	250,562
National Grid USA, Sr. Unscd. Notes	5.80	4/1/2035	125,000	127,094
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds	5.00	8/15/2034	310,000	310,139
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.80	3/15/2028	257,000	260,102
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.05	9/15/2028	160,000	163,156
Nevada Power Co., General Ref. Mortgage Bonds, Ser. DD	2.40	5/1/2030	65,000	59,202
Nevada Power Co., General Ref. Mortgage Bonds, Ser. EE	3.13	8/1/2050	42,000	26,756
Nevada Power Co., General Ref. Mortgage Notes	6.00	3/15/2054	157,000	158,096
Nevada Power Co., General Ref. Mortgage Notes, Ser. CC	3.70	5/1/2029	255,000	248,316
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.25	6/1/2030	347,000	312,154
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.75	11/1/2029	75,000	69,968
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	3.80	3/15/2082	260,000	250,191
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.44	1/15/2032	240,000	207,671
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.00	1/15/2052	197,000	122,106
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.50	4/1/2029	85,000	82,106
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.00	2/28/2030	80,000	81,535
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	160,000	160,677
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	110,000	101,007
NiSource, Inc., Jr. Sub. Notes	6.95	11/30/2054	85,000	88,319
NiSource, Inc., Sr. Unscd. Notes	3.49	5/15/2027	155,000	152,371
NiSource, Inc., Sr. Unscd. Notes	4.38	5/15/2047	185,000	152,024
NiSource, Inc., Sr. Unscd. Notes	4.80	2/15/2044	100,000	88,266
NiSource, Inc., Sr. Unscd. Notes	5.00	6/15/2052	176,000	155,191
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	50,000	48,569
NiSource, Inc., Sr. Unscd. Notes	5.95	6/15/2041	163,000	165,045
Northern States Power Co., First Mortgage Bonds	2.90	3/1/2050	35,000	22,731
Northern States Power Co., First Mortgage Bonds	4.00	8/15/2045	40,000	32,141
Northern States Power Co., First Mortgage Bonds	5.10	5/15/2053	282,000	261,214
Northwest Natural Holding Co., Jr. Sub. Notes	7.00	9/15/2055	50,000	50,815
NSTAR Electric Co., Sr. Unscd. Debs.	4.55	6/1/2052	45,000	37,245
Oglethorpe Power Corp., First Mortgage Bonds	5.05	10/1/2048	200,000	176,637
Oglethorpe Power Corp., First Mortgage Bonds	5.38	11/1/2040	50,000	48,319
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	3.80	8/15/2028	130,000	127,720
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	5.60	4/1/2053	60,000	58,352
Oncor Electric Delivery Co. LLC, Scd. Notes	4.65	11/1/2029	400,000	403,507
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.10	9/15/2049	205,000	134,694
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.70	11/15/2028	100,000	97,888
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.80	9/30/2047	50,000	37,666
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.30	5/15/2028	10,000	9,982
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	140,000	124,762
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes(c)	5.35	4/1/2035	200,000	203,881
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.65	11/15/2033	50,000	52,532
One Gas, Inc., Sr. Unscd. Notes	4.50	11/1/2048	45,000	37,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Pacific Gas & Electric Co., First Mortgage Bonds	2.50	2/1/2031	430,000	375,625
Pacific Gas & Electric Co., First Mortgage Bonds	3.30	8/1/2040	110,000	80,355
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	225,000	147,281
Pacific Gas & Electric Co., First Mortgage Bonds	3.75	7/1/2028	205,400	199,330
Pacific Gas & Electric Co., First Mortgage Bonds	4.00	12/1/2046	50,000	35,771
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	100,000	84,519
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	530,000	438,271
Pacific Gas & Electric Co., First Mortgage Bonds	5.25	3/1/2052	66,000	55,527
Pacific Gas & Electric Co., First Mortgage Bonds	6.75	1/15/2053	247,000	256,443
Pacific Gas & Electric Co., First Mortgage Notes	3.95	12/1/2047	50,000	35,611
Pacific Gas & Electric Co., First Mortgage Notes	4.60	6/15/2043	100,000	80,331
Pacific Gas & Electric Co., First Mortgage Notes	4.65	8/1/2028	100,000	99,265
Pacific Gas & Electric Co., Sr. Scd. Bonds	3.25	6/1/2031	70,000	63,128
Pacific Gas & Electric Co., Sr. Scd. Bonds	4.20	6/1/2041	75,000	58,457
PacifiCorp, First Mortgage Bonds	2.90	6/15/2052	205,000	121,147
PacifiCorp, First Mortgage Bonds	4.10	2/1/2042	35,000	28,015
PacifiCorp, First Mortgage Bonds	4.13	1/15/2049	100,000	75,907
PacifiCorp, First Mortgage Bonds	5.35	12/1/2053	100,000	89,260
PacifiCorp, First Mortgage Bonds	6.00	1/15/2039	360,000	370,446
PECO Energy Co., First Mortgage Bonds	3.90	3/1/2048	300,000	233,967
PECO Energy Co., First Mortgage Bonds	4.90	6/15/2033	209,000	211,296
PECO Energy Co., First Ref. Mortgage Bonds	5.95	10/1/2036	350,000	371,058
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	1.46	7/15/2031	30,989	28,336
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	2.28	1/15/2036	85,000	68,339
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A3	2.82	7/15/2046	25,000	17,491
PG&E Recovery Funding LLC, Sr. Scd. Notes, Ser. A2	5.23	6/1/2042	85,000	83,922
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	3.59	6/1/2030	44,956	43,933
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.26	6/1/2036	140,000	131,670
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	250,000	242,175
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	160,000	152,718
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	2.50	3/15/2031	25,000	22,201
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.35	6/1/2050	130,000	86,548
PPL Electric Utilities Corp., First Mortgage Bonds	5.25	5/15/2053	270,000	257,091
PPL Electric Utilities Corp., First Mortgage Bonds	6.25	5/15/2039	50,000	54,610
Public Service Co. of Colorado, First Mortgage Bonds	4.05	9/15/2049	42,000	32,125
Public Service Co. of Colorado, First Mortgage Bonds	5.25	4/1/2053	600,000	550,413
Public Service Co. of Colorado, First Mortgage Bonds, Ser. 34	3.20	3/1/2050	77,000	50,918
Public Service Co. of Colorado, First Mortgage Notes	3.60	9/15/2042	25,000	19,156
Public Service Co. of New Hampshire, First Mortgage Bonds	5.15	1/15/2053	100,000	92,148
Public Service Co. of Oklahoma, Sr. Unscd. Notes	5.25	1/15/2033	100,000	101,265
Public Service Electric & Gas Co., First Mortgage Bonds	5.20	8/1/2033	10,000	10,268
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	119,000	115,925
Public Service Electric & Gas Co., First Mortgage Notes	1.90	8/15/2031	385,000	331,147
Public Service Electric & Gas Co., First Mortgage Notes	3.80	3/1/2046	225,000	174,472
Public Service Electric & Gas Co., First Mortgage Notes	4.90	12/15/2032	100,000	101,234
Public Service Electric & Gas Co., Sr. Scd. Notes	3.65	9/1/2042	25,000	19,618
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	60,000	51,762
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.88	10/15/2028	15,000	15,604
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	338,000	360,608
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	168,000	157,875

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Puget Energy, Inc., Sr. Scd. Notes	4.10	6/15/2030	75,000	72,214
Puget Energy, Inc., Sr. Scd. Notes	4.22	3/15/2032	130,000	122,422
Puget Energy, Inc., Sr. Scd. Notes	5.73	3/15/2035	400,000	401,206
Puget Sound Energy, Inc., Sr. Scd. Bonds	5.33	6/15/2034	300,000	306,111
Puget Sound Energy, Inc., Sr. Scd. Bonds	5.80	3/15/2040	85,000	87,042
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	69,000	45,856
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	55,000	55,977
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. RRR	3.75	6/1/2047	368,000	272,693
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	105,000	70,787
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. XXX	3.00	3/15/2032	100,000	90,206
Sempra, Sr. Unscd. Notes	3.25	6/15/2027	128,000	124,974
Sempra, Sr. Unscd. Notes	3.80	2/1/2038	160,000	132,715
Sempra, Sr. Unscd. Notes	5.40	8/1/2026	75,000	75,495
Sempra, Sr. Unscd. Notes	6.00	10/15/2039	425,000	429,634
Sierra Pacific Power Co., General Ref. Mortgage Notes	5.90	3/15/2054	90,000	89,624
Southern California Edison Co., First Mortgage Bonds	2.85	8/1/2029	120,000	111,316
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	105,000	71,437
Southern California Edison Co., First Mortgage Bonds	5.85	11/1/2027	103,000	105,284
Southern California Edison Co., First Mortgage Bonds	5.88	12/1/2053	10,000	9,295
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	215,000	222,529
Southern California Edison Co., First Mortgage Bonds, Ser. B	4.88	3/1/2049	60,000	48,996
Southern California Edison Co., First Mortgage Bonds, Ser. G	2.50	6/1/2031	275,000	238,897
Southern California Edison Co., First Ref. Mortgage Bonds	4.00	4/1/2047	602,000	438,213
Southern California Edison Co., First Ref. Mortgage Bonds	4.65	10/1/2043	260,000	214,481
Southern California Edison Co., First Ref. Mortgage Bonds	6.00	1/15/2034	50,000	51,268
Southern California Edison Co., First Ref. Mortgage Bonds	6.05	3/15/2039	85,000	86,288
Southern California Edison Co., First Ref. Mortgage Bonds, Ser. 13-A	3.90	3/15/2043	50,000	37,556
Southern California Gas Co., First Mortgage Bonds	3.75	9/15/2042	45,000	34,953
Southern California Gas Co., First Mortgage Bonds	5.05	9/1/2034	227,000	227,181
Southern California Gas Co., First Mortgage Bonds	5.20	6/1/2033	10,000	10,142
Southern California Gas Co., First Mortgage Bonds	6.35	11/15/2052	60,000	64,155
Southern California Gas Co., First Mortgage Bonds, Ser. VV	4.30	1/15/2049	65,000	51,985
Southern California Gas Co., First Mortgage Bonds, Ser. WW	3.95	2/15/2050	20,000	14,963
Southern California Gas Co., Sr. Unscd. Notes	2.95	4/15/2027	158,000	154,315
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	45,000	36,685
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	139,000	88,416
Southern Power Co., Sr. Unscd. Notes	5.15	9/15/2041	100,000	94,086
Southern Power Co., Sr. Unscd. Notes	5.25	7/15/2043	45,000	42,171
Southwest Gas Corp., Sr. Unscd. Notes	2.20	6/15/2030	130,000	116,401
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. K	2.75	10/1/2026	91,000	88,950
Spire Missouri, Inc., First Mortgage Bonds	4.80	2/15/2033	50,000	49,691
Spire Missouri, Inc., First Mortgage Bonds, Ser. 2034	5.15	8/15/2034	65,000	65,955
Tampa Electric Co., Sr. Unscd. Notes	2.40	3/15/2031	60,000	53,645
Tampa Electric Co., Sr. Unscd. Notes	3.63	6/15/2050	115,000	81,741
The AES Corp., Sr. Unscd. Notes(a)	2.45	1/15/2031	50,000	44,188
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	320,000	325,010
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	5.95	12/15/2036	30,000	30,897
The Connecticut Light & Power Company, First Mortgage Bonds	5.25	1/15/2053	42,000	39,158
The Connecticut Light & Power Company, First Mortgage Bonds, Ser. A	2.05	7/1/2031	110,000	95,686
The Connecticut Light & Power Company, First Ref. Mortgage Bonds	4.30	4/15/2044	200,000	169,172

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
The Connecticut Light & Power Company, First Ref. Mortgage Bonds, Ser. A	3.20	3/15/2027	175,000	171,774
The Southern Company, Sr. Unscd. Notes	4.40	7/1/2046	205,000	170,290
The Southern Company, Sr. Unscd. Notes	4.85	6/15/2028	57,000	57,737
The Southern Company, Sr. Unscd. Notes	5.50	3/15/2029	173,000	179,265
The Southern Company, Sr. Unscd. Notes	5.70	3/15/2034	15,000	15,617
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	25,000	26,740
Tucson Electric Power Co., Sr. Unscd. Notes	1.50	8/1/2030	50,000	43,036
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	60,000	44,910
Tucson Electric Power Co., Sr. Unscd. Notes	5.50	4/15/2053	50,000	46,912
Union Electric Co., First Mortgage Bonds	2.95	3/15/2030	50,000	46,908
Union Electric Co., First Mortgage Bonds	3.25	10/1/2049	122,000	82,266
Union Electric Co., First Mortgage Bonds	4.00	4/1/2048	46,000	36,021
Union Electric Co., First Mortgage Bonds	5.13	3/15/2055	200,000	183,356
Union Electric Co., First Mortgage Bonds	5.45	3/15/2053	50,000	47,971
Union Electric Co., Sr. Scd. Notes	3.90	9/15/2042	50,000	40,439
Union Electric Co., Sr. Scd. Notes	8.45	3/15/2039	50,000	63,613
Virginia Electric & Power Co., Sr. Unscd. Notes	2.45	12/15/2050	235,000	132,223
Virginia Electric & Power Co., Sr. Unscd. Notes	4.45	2/15/2044	115,000	97,950
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	200,000	200,904
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	10,000	10,232
Virginia Electric & Power Co., Sr. Unscd. Notes	5.70	8/15/2053	90,000	89,081
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. A	3.80	4/1/2028	100,000	98,955
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	2.95	11/15/2026	30,000	29,434
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	80,000	79,191
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.80	9/15/2047	520,000	390,000
Washington Gas Light Co., Sr. Unscd. Notes	3.65	9/15/2049	144,000	102,364
WEC Energy Group, Inc., Sr. Unscd. Notes	2.20	12/15/2028	65,000	60,440
WEC Energy Group, Inc., Sr. Unscd. Notes	4.75	1/15/2028	200,000	201,509
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	202,702
WEC Energy Group, Inc., Sr. Unscd. Notes	5.60	9/12/2026	5,000	5,052
Wisconsin Electric Power Co., Sr. Unscd. Debs.	5.63	5/15/2033	65,000	68,730
Wisconsin Power & Light Co., Sr. Unscd. Debs.	1.95	9/16/2031	50,000	42,794
Wisconsin Power & Light Co., Sr. Unscd. Notes	4.95	4/1/2033	50,000	49,961
Wisconsin Public Service Corp., Sr. Unscd. Notes	3.30	9/1/2049	270,000	184,233
Xcel Energy, Inc., Sr. Unscd. Notes	1.75	3/15/2027	70,000	66,974
Xcel Energy, Inc., Sr. Unscd. Notes	3.50	12/1/2049	125,000	85,894
Xcel Energy, Inc., Sr. Unscd. Notes	4.00	6/15/2028	75,000	74,251
Xcel Energy, Inc., Sr. Unscd. Notes	4.60	6/1/2032	100,000	97,605
				46,101,972
Total Bonds and Notes (cost $1,987,889,232)				1,950,149,323

	1-Day Yield (%)	Shares
Investment Companies — 3.1%
Registered Investment Companies — 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $60,823,845)	4.29	60,823,845	60,823,845

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $9,302,382)	4.29	9,302,382	9,302,382
Total Investments (cost $2,058,015,459)		102.7%	2,020,275,550
Liabilities, Less Cash and Receivables		(2.7%)	(52,795,612)
Net Assets		100.0%	1,967,479,938

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust
TBA—To Be Announced

(a)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $116,522,544 and the value of the collateral was
$120,360,559, consisting of cash collateral of $9,302,382 and U.S. Government & Agency securities valued at $111,058,177.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $3,673,629 or 0.2% of net assets.

(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(e)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(f)	Purchased on a forward commitment basis.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — .0%
Federal National Mortgage Association:
1.50%(a),(b)	(200,000)	(148,456)
3.00%(a),(b)	(300,000)	(284,165)
3.50%(a),(b)	(50,000)	(47,909)
Total Sale Commitments (Proceeds $482,524)		(480,530)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.
See notes to statement of investments.

Statement of Investments
BNY Mellon Core Bond ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	7,714,333	—	7,714,333
Commercial Mortgage-Backed	—	14,374,366	—	14,374,366
Corporate Bonds and Notes	—	499,676,568	—	499,676,568
Foreign Governmental	—	31,037,957	—	31,037,957
Municipal Securities	—	6,527,753	—	6,527,753
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	14,607,155	—	14,607,155
U.S. Government Agencies Mortgage-Backed	—	478,388,830	—	478,388,830
U.S. Government Agencies Obligations	—	12,663,536	—	12,663,536
U.S. Treasury Securities	—	885,158,825	—	885,158,825
Investment Companies	70,126,227	—	—	70,126,227
	70,126,227	1,950,149,323	—	2,020,275,550
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(480,530)	—	(480,530)
	—	(480,530)	—	(480,530)

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended July 31, 2025, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
At July 31, 2025, accumulated net unrealized depreciation on investments was $37,737,915, consisting of $9,016,368 gross unrealized appreciation and $46,754,283 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.